UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22019
                                                    -----------

                  First Trust Exchange-Traded AlphaDEX(R) Fund
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                   (Address of principal executive (Zip code)
                                    offices)
                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                        Date of fiscal year end: July 31
                                                ---------

                    Date of reporting period: April 30, 2014
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Portfolios of Investments are attached herewith.



FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                           VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS -- 100.0%
                 AUTO COMPONENTS -- 7.6%
        140,800  BorgWarner, Inc.                                 $   8,749,312
        159,429  Delphi Automotive PLC                               10,656,234
        137,254  Gentex Corp.                                         3,935,072
        331,225  Goodyear Tire & Rubber (The) Co.                     8,346,870
         44,091  Johnson Controls, Inc.                               1,990,268
        129,225  Lear Corp.                                          10,733,429
        132,550  TRW Automotive Holdings Corp. (a)                   10,650,393
        122,324  Visteon Corp. (a)                                   10,618,946
                                                                  -------------
                                                                     65,680,524
                                                                  -------------
                 AUTOMOBILES -- 4.3%
        554,809  Ford Motor Co.                                       8,960,165
        251,451  General Motors Co.                                   8,670,030
         31,324  Harley-Davidson, Inc.                                2,316,097
         41,516  Tesla Motors, Inc. (a) (b)                           8,630,761
        141,748  Thor Industries, Inc.                                8,628,201
                                                                  -------------
                                                                     37,205,254
                                                                  -------------
                 BUILDING PRODUCTS -- 0.2%
         49,582  Fortune Brands Home & Security, Inc.                 1,975,843
                                                                  -------------
                 COMMERCIAL SERVICES & SUPPLIES -- 0.7%
        213,881  KAR Auction Services, Inc.                           6,369,376
                                                                  -------------
                 DISTRIBUTORS -- 0.8%
         49,831  Genuine Parts Co.                                    4,341,277
         79,183  LKQ Corp. (a)                                        2,305,809
                                                                  -------------
                                                                      6,647,086
                                                                  -------------
                 DIVERSIFIED CONSUMER SERVICES -- 3.1%
        189,584  Apollo Education Group, Inc. (a)                     5,471,394
        102,092  DeVry Education Group, Inc.                          4,597,203
          9,226  Graham Holdings Co., Class B                         6,192,768
        217,683  Service Corp. International                          4,085,910
        316,033  Weight Watchers International, Inc. (b)              6,257,453
                                                                  -------------
                                                                     26,604,728
                                                                  -------------
                 DIVERSIFIED FINANCIAL SERVICES -- 0.5%
         56,715  McGraw Hill Financial, Inc.                          4,192,940
                                                                  -------------
                 FOOD & STAPLES RETAILING -- 0.5%
         56,621  Wal-Mart Stores, Inc.                                4,513,260
                                                                  -------------


SHARES           DESCRIPTION                                           VALUE
--------------------------------------------------------------------------------

                 HOTELS, RESTAURANTS & LEISURE -- 12.8%
        299,272  ARAMARK Holdings Corp.                           $   8,436,478
        165,014  Brinker International, Inc.                          8,108,788
        162,991  Burger King Worldwide, Inc.                          4,258,955
        171,456  Carnival Corp.                                       6,739,935
         15,239  Chipotle Mexican Grill, Inc. (a)                     7,596,641
        127,886  Darden Restaurants, Inc.                             6,357,213
        112,442  Domino's Pizza, Inc.                                 8,363,436
         86,241  Dunkin' Brands Group, Inc.                           3,924,828
         93,820  Hilton Worldwide Holdings, Inc. (a)                  2,048,090
         38,770  Hyatt Hotels Corp., Class A (a)                      2,181,976
        107,144  Las Vegas Sands Corp.                                8,478,305
        193,121  Marriott International, Inc., Class A               11,187,499
         24,527  Panera Bread Co., Class A (a)                        3,751,895
        118,971  Royal Caribbean Cruises Ltd.                         6,320,929
        107,783  Six Flags Entertainment Corp.                        4,326,410
         26,215  Starwood Hotels & Resorts Worldwide, Inc.            2,009,380
         88,640  Wyndham Worldwide Corp.                              6,323,578
         48,704  Wynn Resorts Ltd.                                    9,930,258
                                                                  -------------
                                                                    110,344,594
                                                                  -------------
                 HOUSEHOLD DURABLES -- 7.4%
        399,770  D.R. Horton, Inc.                                    8,906,876
        117,471  Garmin Ltd. (b)                                      6,707,594
        144,659  Jarden Corp. (a)                                     8,267,262
         63,922  Leggett & Platt, Inc.                                2,100,477
        109,229  Lennar Corp., Class A                                4,215,147
         31,826  Mohawk Industries, Inc. (a)                          4,214,081
         69,783  Newell Rubbermaid, Inc.                              2,101,166
          7,549  NVR, Inc. (a)                                        8,130,273
        225,507  PulteGroup, Inc.                                     4,147,074
         88,782  Taylor Morrison Home Corp., Class A (a)              1,883,066
         85,403  Tempur Sealy International, Inc. (a)                 4,285,522
         57,906  Whirlpool Corp.                                      8,881,622
                                                                  -------------
                                                                     63,840,160
                                                                  -------------
                 INTERNET & CATALOG RETAIL -- 5.6%
          6,198  Amazon.com, Inc. (a)                                 1,884,998
        119,379  Expedia, Inc.                                        8,474,715
         55,391  HomeAway, Inc. (a)                                   1,806,854
        224,846  Liberty Interactive Corp., Class A (a)               6,534,025
        166,022  Liberty Ventures, Series A (a)                       9,635,917


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

APRIL 30, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                           VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 INTERNET & CATALOG RETAIL (CONTINUED)
         18,444  Netflix, Inc. (a)                                $   5,939,706
          5,447  Priceline Group (The), Inc. (a)                      6,306,264
         95,543  TripAdvisor, Inc. (a)                                7,714,142
                                                                  -------------
                                                                     48,296,621
                                                                  -------------
                 LEISURE PRODUCTS -- 1.0%
         77,800  Hasbro, Inc.                                         4,299,228
         30,972  Polaris Industries, Inc.                             4,160,469
                                                                  -------------
                                                                      8,459,697
                                                                  -------------
                 MACHINERY -- 1.3%
        102,485  WABCO Holdings, Inc. (a)                            10,966,920
                                                                  -------------
                 MEDIA -- 13.3%
         59,211  AMC Networks, Inc., Class A (a)                      3,888,386
         70,021  CBS Corp., Class B                                   4,044,413
        229,026  Clear Channel Outdoor Holdings, Inc., Class A        1,836,789
        129,773  Comcast Corp., Class A                               6,717,051
        141,565  DIRECTV (a)                                         10,985,444
        139,126  DISH Network Corp., Class A (a)                      7,910,704
        235,194  Gannett Co., Inc.                                    6,390,221
        121,728  Interpublic Group of Cos. (The), Inc.                2,120,502
         36,200  John Wiley & Sons, Inc., Class A                     2,080,052
        156,042  Liberty Global PLC, Class A (a)                      6,213,592
        159,452  Liberty Global PLC, Series C (a)                     6,127,740
         82,751  Liberty Media Corp., Class A (a)                    10,733,632
         59,603  Omnicom Group, Inc.                                  4,033,931
        111,695  Regal Entertainment Group, Class A (b)               2,099,866
        268,117  Starz, Class A (a)                                   8,652,136
         47,319  Time Warner Cable, Inc.                              6,693,746
         99,364  Time Warner, Inc.                                    6,603,731
        203,040  Twenty-First Century Fox, Inc., Class A              6,501,341
         24,553  Viacom, Inc., Class B                                2,086,514
        108,097  Walt Disney (The) Co.                                8,576,416
                                                                  -------------
                                                                    114,296,207
                                                                  -------------
                 MULTILINE RETAIL -- 6.6%
        285,676  Big Lots, Inc. (a)                                  11,284,202
        117,087  Dillard's, Inc., Class A                            11,466,330
         37,604  Dollar General Corp. (a)                             2,122,370
        190,468  Kohl's Corp.                                        10,435,742
        182,474  Macy's, Inc.                                        10,479,482
         69,295  Nordstrom, Inc.                                      4,246,397


SHARES           DESCRIPTION                                           VALUE
--------------------------------------------------------------------------------

                 MULTILINE RETAIL (CONTINUED)
        107,275  Target Corp.                                     $   6,624,231
                                                                  -------------
                                                                     56,658,754
                                                                  -------------
                 PERSONAL PRODUCTS -- 0.5%
         52,233  Nu Skin Enterprises, Inc., Class A                   4,544,271
                                                                  -------------
                 PROFESSIONAL SERVICES -- 0.5%
         96,961  Nielsen Holdings N.V.                                4,552,319
                                                                  -------------
                 ROAD & RAIL -- 3.3%
         37,289  AMERCO                                               9,326,352
        222,151  Avis Budget Group, Inc. (a)                         11,682,921
        243,665  Hertz Global Holdings, Inc. (a)                      6,937,142
                                                                  -------------
                                                                     27,946,415
                                                                  -------------
                 SPECIALTY RETAIL -- 23.4%
        357,758  Aaron's, Inc.                                       10,543,128
        281,006  Abercrombie & Fitch Co., Class A                    10,329,781
         85,518  Advance Auto Parts, Inc.                            10,372,478
        530,327  American Eagle Outfitters, Inc.                      6,130,580
        626,080  Ascena Retail Group, Inc. (a)                       10,768,576
        162,600  AutoNation, Inc. (a)                                 8,616,174
         16,111  AutoZone, Inc. (a)                                   8,601,502
        327,718  Best Buy Co., Inc.                                   8,497,728
         31,851  Cabela's, Inc. (a)                                   2,089,744
         92,467  CarMax, Inc. (a)                                     4,048,205
        404,940  Chico's FAS, Inc.                                    6,430,447
        207,788  CST Brands, Inc.                                     6,780,122
         38,202  Dick's Sporting Goods, Inc.                          2,011,717
        120,673  DSW, Inc., Class A                                   4,029,271
        230,287  Foot Locker, Inc.                                   10,715,254
        263,234  GameStop Corp., Class A (b)                         10,445,125
         52,086  Gap (The), Inc.                                      2,046,980
        391,986  Guess?, Inc.                                        10,548,343
         26,368  Home Depot (The), Inc.                               2,096,520
         88,498  Lowe's Cos., Inc.                                    4,062,943
        213,232  Murphy USA, Inc. (a)                                 9,062,360
         58,325  O'Reilly Automotive, Inc. (a)                        8,678,177
         29,161  Ross Stores, Inc.                                    1,985,281
        102,200  Signet Jewelers Ltd.                                10,354,904
        954,037  Staples, Inc.                                       11,925,463
         24,219  Tiffany & Co.                                        2,118,920
         71,355  TJX (The) Cos., Inc.                                 4,151,434
         29,544  Tractor Supply Co.                                   1,986,539
         21,405  Ulta Salon Cosmetics & Fragrance, Inc. (a)           1,877,433
        162,344  Williams-Sonoma, Inc.                               10,198,450
                                                                  -------------
                                                                    201,503,579
                                                                  -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

APRIL 30, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                           VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 TEXTILES, APPAREL & LUXURY GOODS -- 6.6%
         83,596  Carter's, Inc.                                   $   6,157,682
         81,415  Deckers Outdoor Corp. (a)                            6,427,714
         17,897  Fossil Group, Inc. (a)                               1,908,715
        113,169  Hanesbrands, Inc.                                    9,290,043
        115,994  Michael Kors Holdings Ltd. (a)                      10,578,653
         28,245  NIKE, Inc., Class B                                  2,060,473
         34,683  PVH Corp.                                            4,355,144
        188,744  Under Armour, Inc., Class A (a)                      9,227,694
        104,903  VF Corp.                                             6,408,524
                                                                  -------------
                                                                     56,414,642
                                                                  -------------

                 TOTAL COMMON STOCKS -- 100.0%                      861,013,190
                 (Cost $833,282,496)                              -------------

                 MONEY MARKET FUNDS -- 0.6%
      4,308,434  Goldman Sachs Financial Square
                     Treasury Instruments Fund -
                     Institutional Class - 0.001% (c) (d)             4,308,434
        426,043  Morgan Stanley Institutional Liquidity
                     Fund - Treasury Portfolio -
                     Institutional Class - 0.03% (c)                    426,043
                                                                  -------------
                 TOTAL MONEY MARKET FUNDS -- 0.6%                     4,734,477
                 (Cost $4,734,477)                                -------------

   PRINCIPAL
     VALUE
---------------

                 REPURCHASE AGREEMENTS -- 1.9%
  $  16,751,566  JPMorgan Chase & Co., 0.02% (c), dated
                     04/30/14, due 05/01/14, with a
                     maturity value of $16,751,575.
                     Collateralized by U.S. Treasury Notes,
                     interest rates of 0.750% to 4.000%,
                     due 06/30/17 to 08/15/18. The value of
                     the collateral including accrued
                     interest is  $17,108,344. (d)                   16,751,566
                 (Cost $16,751,566)                               -------------


                 DESCRIPTION                                           VALUE
--------------------------------------------------------------------------------

                 TOTAL INVESTMENTS -- 102.5%                      $ 882,499,233
                 (Cost $854,768,539) (e)
                 NET OTHER ASSETS AND
                     LIABILITIES -- (2.5)%                          (21,505,684)
                                                                  -------------
                 NET ASSETS -- 100.0%                             $ 860,993,549
                                                                  =============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $20,619,848 and the total value of the collateral held by the Fund is $21,060,000.

(c)   Interest rate shown reflects yield as of April 30, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $52,211,763 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $24,481,069.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

APRIL 30, 2014 (UNAUDITED)


-----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS                      LEVEL 1            LEVEL 2           LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*                $ 861,013,190      $          -        $        -
Money Market Funds                4,734,477                 -                 -
Repurchase Agreements                     -        16,751,566                 -
                           -----------------------------------------------------
Total Investments             $ 865,747,667      $ 16,751,566        $        -
                           =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                           VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS -- 100.0%
                 BEVERAGES -- 20.8%
        372,392  Brown-Forman Corp., Class B                      $  33,411,010
        699,331  Coca-Cola Enterprises, Inc.                         31,777,601
        491,349  Constellation Brands, Inc., Class A (a)             39,229,304
        402,478  Dr. Pepper Snapple Group, Inc.                      22,305,331
        567,448  Molson Coors Brewing Co., Class B                   34,029,856
        315,605  Monster Beverage Corp. (a)                          21,132,911
                                                                  -------------
                                                                    181,886,013
                                                                  -------------
                 FOOD & STAPLES RETAILING -- 19.5%
        446,165  CVS Caremark Corp.                                  32,445,119
        765,182  Kroger (The) Co.                                    35,228,979
      1,262,607  Safeway, Inc.                                       43,004,395
        462,220  Sysco Corp.                                         16,838,675
        632,288  Walgreen Co.                                        42,932,355
                                                                  -------------
                                                                    170,449,523
                                                                  -------------
                 FOOD PRODUCTS -- 46.6%
        505,156  Archer-Daniels-Midland Co.                          22,090,472
         91,891  Bunge Ltd.                                           7,319,118
        162,795  Campbell Soup Co.                                    7,405,544
        538,192  ConAgra Foods, Inc.                                 16,420,238
      2,700,520  Dean Foods Co.                                      42,776,237
        340,621  Flowers Foods, Inc.                                  6,989,543
        140,991  General Mills, Inc.                                  7,475,343
        159,961  Hershey (The) Co.                                   15,394,647
        588,267  Hillshire Brands (The) Co.                          20,971,718
        677,897  Hormel Foods Corp.                                  32,328,908
        613,248  Ingredion, Inc.                                     43,203,322
        225,412  J.M. Smucker (The) Co.                              21,792,832
        266,302  Kellogg Co.                                         17,796,963
        395,400  Keurig Green Mountain, Inc.                         37,041,072
        101,844  McCormick & Co., Inc.                                7,251,293
        211,468  Mondelez International, Inc., Class A                7,538,834
        734,052  Pinnacle Foods, Inc.                                22,315,181
        758,917  Tyson Foods, Inc., Class A                          31,851,746
      1,462,860  WhiteWave Foods (The) Co., Class A (a)              40,506,593
                                                                  -------------
                                                                    408,469,604
                                                                  -------------
                 HOUSEHOLD PRODUCTS -- 7.5%
        241,784  Church & Dwight Co., Inc.                           16,685,514
        217,577  Energizer Holdings, Inc.                            24,301,175
         66,268  Kimberly-Clark Corp.                                 7,438,583


SHARES           DESCRIPTION                                           VALUE
--------------------------------------------------------------------------------

                 HOUSEHOLD PRODUCTS (CONTINUED)
        207,195  Procter & Gamble (The) Co.                       $  17,103,947
                                                                  -------------
                                                                     65,529,219
                                                                  -------------
                 PERSONAL PRODUCTS -- 2.0%
        291,604  Herbalife Ltd. (b)                                  17,490,408
                                                                  -------------
                 TOBACCO -- 3.6%
        405,299  Lorillard, Inc.                                     24,082,867
        136,768  Reynolds American, Inc.                              7,717,818
                                                                  -------------
                                                                     31,800,685
                                                                  -------------

                 TOTAL COMMON STOCKS -- 100.0%                      875,625,452
                 (Cost $805,576,686)                              -------------

                 MONEY MARKET FUNDS -- 0.3%
      2,733,790  Goldman Sachs Financial Square
                     Treasury Instruments Fund -
                     Institutional Class - 0.001% (c) (d)             2,733,790
        355,393  Morgan Stanley Institutional Liquidity
                     Fund - Treasury Portfolio -
                     Institutional Class - 0.03% (c)                    355,393
                                                                  -------------
                 TOTAL MONEY MARKET FUNDS --0.3%                      3,089,183
                 (Cost $3,089,183)                                -------------

   PRINCIPAL
     VALUE
---------------

                 REPURCHASE AGREEMENTS -- 1.2%
    $10,629,210  JPMorgan Chase & Co., 0.02% (c), dated
                     04/30/14, due 05/01/14, with a
                     maturity value of $10,629,216.
                     Collateralized by U.S. Treasury Notes,
                     interest rates of 0.750% to 4.000%,
                     due 06/30/17 to 08/15/18. The value of
                     the collateral including accrued
                     interest is $10,855,593. (d)                    10,629,210
                 (Cost $10,629,210)                               -------------

                 TOTAL INVESTMENTS -- 101.5%                        889,343,845
                 (Cost $819,295,079) (e)
                 NET OTHER ASSETS AND
                     LIABILITIES -- (1.5)%                          (13,542,729)
                                                                  -------------
                 NET ASSETS -- 100.0%                             $ 875,801,116
                                                                  =============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

APRIL 30, 2014 (UNAUDITED)


(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $13,070,595 and the total value of the collateral held by the Fund is $13,363,000.

(c)   Interest rate shown reflects yield as of April 30, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $77,221,269 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,172,503.

-----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS                     LEVEL 1            LEVEL 2           LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*                $ 875,625,452      $          -       $       -
Money Market Funds                3,089,183                 -               -
Repurchase Agreements                     -        10,629,210               -
                           -----------------------------------------------------
Total Investments             $ 878,714,635      $ 10,629,210       $       -
                           =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                           VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS -- 99.8%
                 ELECTRICAL EQUIPMENT -- 1.8%
        236,101  SolarCity Corp. (a) (b)                          $  12,572,378
                                                                  -------------
                 ENERGY EQUIPMENT & SERVICES -- 29.8%
        400,097  Atwood Oceanics, Inc. (b)                           19,828,807
        227,394  Baker Hughes, Inc.                                  15,894,841
         59,844  Cameron International Corp. (b)                      3,887,466
        413,456  Diamond Offshore Drilling, Inc. (a)                 22,578,832
         32,975  Dril-Quip, Inc. (b)                                  3,730,132
        298,293  Frank's International N.V.                           8,182,177
        205,383  Halliburton Co.                                     12,953,506
        137,468  Helmerich & Payne, Inc.                             14,935,898
        490,708  Nabors Industries Ltd.                              12,522,868
        189,866  National Oilwell Varco, Inc.                        14,910,177
        149,931  Oil States International, Inc. (b)                  14,564,298
        466,680  Patterson-UTI Energy, Inc.                          15,181,101
        438,948  Rowan Cos. PLC, Class A (b)                         13,572,272
        362,014  RPC, Inc.                                            8,047,571
         75,804  Schlumberger Ltd.                                    7,697,896
        120,177  Superior Energy Services, Inc.                       3,956,227
        226,117  Unit Corp. (b)                                      14,912,416
                                                                  -------------
                                                                    207,356,485
                                                                  -------------
                 OIL, GAS & CONSUMABLE FUELS -- 66.5%
         43,612  Anadarko Petroleum Corp.                             4,318,460
        243,017  Apache Corp.                                        21,093,876
        133,554  Cheniere Energy, Inc. (b)                            7,539,123
        472,110  Chesapeake Energy Corp.                             13,573,162
        169,551  Chevron Corp.                                       21,282,042
        101,556  Cimarex Energy Co.                                  12,097,351
         60,352  Concho Resources, Inc. (b)                           7,872,918
        286,560  ConocoPhillips                                      21,294,274
         59,479  Continental Resources, Inc. (a) (b)                  8,239,031
        901,478  Denbury Resources, Inc.                             15,162,860
         55,235  Devon Energy Corp.                                   3,866,450
        123,332  EOG Resources, Inc.                                 12,086,536
        188,870  EP Energy Corp., Class A (b)                         3,669,744
         38,113  EQT Corp.                                            4,153,936
        151,353  Exxon Mobil Corp.                                   15,500,061
        483,570  Golar LNG Ltd. (a)                                  21,373,794
         51,914  Gulfport Energy Corp. (b)                            3,824,504
        243,249  Hess Corp.                                          21,688,081
        310,733  HollyFrontier Corp.                                 16,341,448
        113,760  Kinder Morgan, Inc.                                  3,715,402
        142,907  Laredo Petroleum, Inc. (b)                           4,177,172
        567,551  Marathon Oil Corp.                                  20,516,969
        169,835  Marathon Petroleum Corp.                            15,786,163


SHARES           DESCRIPTION                                           VALUE
--------------------------------------------------------------------------------

                 OIL, GAS & CONSUMABLE FUELS (CONTINUED)
        320,696  Murphy Oil Corp.                                 $  20,341,747
        235,712  Newfield Exploration Co. (b)                         7,978,851
        104,061  Noble Energy, Inc.                                   7,469,499
        211,542  Occidental Petroleum Corp.                          20,255,146
        124,777  ONEOK, Inc.                                          7,888,402
        286,510  PBF Energy, Inc., Class A                            8,818,778
        452,406  Peabody Energy Corp.                                 8,600,238
        156,968  Phillips 66                                         13,062,877
         19,755  Pioneer Natural Resources Co.                        3,818,049
        410,876  QEP Resources, Inc.                                 12,609,784
        262,920  Southwestern Energy Co. (b)                         12,588,610
        239,112  Tesoro Corp.                                        13,459,614
        137,468  Ultra Petroleum Corp. (a) (b)                        4,096,546
        379,641  Valero Energy Corp.                                 21,704,076
        174,311  Whiting Petroleum Corp. (b)                         12,850,207
        167,620  World Fuel Services Corp.                            7,633,415
                                                                  -------------
                                                                    462,349,196
                                                                  -------------
                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --
                    1.7%
        173,311  First Solar, Inc. (b)                               11,696,760
                                                                  -------------
                 TOTAL COMMON STOCKS -- 99.8%                       693,974,819
                 (Cost $655,788,601)                              -------------

                 MONEY MARKET FUNDS -- 1.7%
     10,396,511  Goldman Sachs Financial Square
                     Treasury Instruments Fund -
                     Institutional Class - 0.001% (c) (d)            10,396,511
      1,175,904  Morgan Stanley Institutional Liquidity
                     Fund - Treasury Portfolio -
                     Institutional Class - 0.03% (c)                  1,175,904
                                                                  -------------
                 TOTAL MONEY MARKET FUNDS -- 1.7%                    11,572,415
                 (Cost $11,572,415)                               -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

APRIL 30, 2014 (UNAUDITED)


   PRINCIPAL
     VALUE       DESCRIPTION                                           VALUE
--------------------------------------------------------------------------------

                 REPURCHASE AGREEMENTS -- 5.8%
    $40,422,533  JPMorgan Chase & Co., 0.02% (c), dated
                     04/30/14, due 05/01/14, with a
                     maturity value of $40,422,556.
                     Collateralized by U.S. Treasury Notes,
                     interest rates of 0.750% to 4.000%,
                     due 06/30/17 to 08/15/18. The value of
                     the collateral including accrued
                     interest is  $41,283,460. (d)                $  40,422,533
                 (Cost $40,422,533)                               -------------

                 TOTAL INVESTMENTS -- 107.3%                        745,969,767
                 (Cost $707,783,549) (e)
                 NET OTHER ASSETS AND
                     LIABILITIES -- (7.3)%                          (51,048,659)
                                                                  -------------
                 NET ASSETS -- 100.0%                             $ 694,921,108
                                                                  =============


(a) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $49,780,802 and the total value of the collateral held by the Fund is $50,819,044.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of April 30, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $44,227,008 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,040,790.


-----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS                      LEVEL 1            LEVEL 2           LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*                $ 693,974,819      $          -         $       -
Money Market Funds               11,572,415                 -                 -
Repurchase Agreements                     -        40,422,533                 -
                           -----------------------------------------------------
Total Investments             $ 705,547,234      $ 40,422,533         $       -
                           =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                           VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS  -- 99.9%
                 BANKS -- 16.8%
        304,488  Associated Banc-Corp.                            $   5,343,764
        319,706  Bank of America Corp.                                4,840,349
        108,531  BankUnited, Inc.                                     3,580,438
         93,952  BB&T Corp.                                           3,507,228
         54,652  BOK Financial Corp.                                  3,575,334
        192,450  CIT Group, Inc.                                      8,284,972
        158,562  Citigroup, Inc.                                      7,596,705
         23,965  City National Corp.                                  1,739,140
         72,859  Comerica, Inc.                                       3,514,718
         40,645  Commerce Bancshares, Inc.                            1,767,245
         24,346  Cullen/Frost Bankers, Inc.                           1,860,278
        103,383  East West Bancorp, Inc.                              3,567,747
        328,861  Fifth Third Bancorp                                  6,777,825
         31,358  First Citizens BancShares, Inc., Class A             7,052,101
        798,687  First Niagara Financial Group, Inc.                  7,124,288
         34,956  First Republic Bank                                  1,774,366
        437,111  Fulton Financial Corp.                               5,328,383
        757,016  Huntington Bancshares, Inc.                          6,934,267
        124,319  JPMorgan Chase & Co.                                 6,959,378
        265,015  KeyCorp                                              3,614,805
         45,323  M&T Bank Corp.                                       5,529,859
         86,743  PNC Financial Services Group, Inc.                   7,289,882
        304,443  Popular, Inc. (a)                                    9,407,289
        494,954  Regions Financial Corp.                              5,018,834
         75,115  Signature Bank (a)                                   8,925,164
         94,849  SunTrust Banks, Inc.                                 3,628,923
        556,606  Synovus Financial Corp.                              1,786,705
        330,074  TCF Financial Corp.                                  5,182,162
         88,050  U.S. Bancorp                                         3,590,679
        528,241  Valley National Bancorp (b)                          5,292,975
        110,543  Wells Fargo & Co.                                    5,487,354
        121,807  Zions Bancorporation                                 3,522,658
                                                                  -------------
                                                                   159,405,815
                                                                  -------------
                 CAPITAL MARKETS -- 12.3%
         18,855  Affiliated Managers Group, Inc. (a)                  3,737,061
        238,990  American Capital Ltd. (a)                            3,582,460
         68,573  Ameriprise Financial, Inc.                           7,654,804
        535,441  Ares Capital Corp.                                   9,193,522
        117,464  Artisan Partners Asset Management, Inc.,
                     Class A                                          6,821,134
        155,823  Bank of New York Mellon (The) Corp.                  5,277,725
         12,008  BlackRock, Inc.                                      3,614,408
        276,152  Charles Schwab (The) Corp.                           7,331,836
        123,563  Federated Investors, Inc., Class B (b)               3,526,488


SHARES           DESCRIPTION                                           VALUE
--------------------------------------------------------------------------------

                 CAPITAL MARKETS (CONTINUED)
         46,057  Goldman Sachs Group (The), Inc.                  $   7,360,830
        148,626  Invesco Ltd.                                         5,233,121
        160,280  Lazard Ltd., Class A (c)                             7,541,174
        112,125  Legg Mason, Inc.                                     5,257,541
        179,570  LPL Financial Holdings, Inc.                         8,502,640
        176,411  Morgan Stanley                                       5,456,392
         28,788  Northern Trust Corp.                                 1,734,477
         33,730  Raymond James Financial, Inc.                        1,676,381
        163,615  SEI Investments Co.                                  5,297,854
         79,069  State Street Corp.                                   5,104,695
         45,825  T. Rowe Price Group, Inc.                            3,763,607
        128,140  Waddell & Reed Financial, Inc., Class A              8,643,043
                                                                  -------------
                                                                    116,311,193
                                                                  -------------
                 CONSUMER FINANCE -- 3.4%
         61,072  American Express Co.                                 5,339,525
         97,815  Capital One Financial Corp.                          7,228,528
         94,493  Discover Financial Services                          5,282,159
        391,799  Santander Consumer USA Holdings, Inc. (a)            8,909,509
        224,629  SLM Corp.                                            5,784,197
                                                                  -------------
                                                                     32,543,918
                                                                  -------------
                 DIVERSIFIED FINANCIAL SERVICES -- 4.5%
         60,404  Berkshire Hathaway, Inc., Class B (a)                7,783,055
        133,341  CBOE Holdings, Inc.                                  7,115,076
         50,992  CME Group, Inc.                                      3,589,327
          9,542  IntercontinentalExchange Group, Inc.                 1,950,767
         67,378  Leucadia National Corp.                              1,719,487
         69,332  Moody's Corp.                                        5,442,562
         87,730  MSCI, Inc. (a)                                       3,556,574
        204,320  NASDAQ OMX Group (The), Inc.                         7,539,408
        104,044  Voya Financial, Inc.                                 3,682,117
                                                                  -------------
                                                                     42,378,373
                                                                  -------------
                 INSURANCE -- 39.2%
         95,237  ACE Ltd.                                             9,744,650
        119,728  Aflac, Inc.                                          7,509,340
         23,153  Alleghany Corp. (a)                                  9,445,961
         91,432  Allied World Assurance Co. Holdings AG               9,846,312
        133,386  Allstate (The) Corp.                                 7,596,333
        130,774  American Financial Group, Inc.                       7,641,125
        188,647  American International Group, Inc.                  10,022,815
         66,767  American National Insurance Co.                      7,505,278


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

APRIL 30, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                           VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS  (CONTINUED)
                 INSURANCE (CONTINUED)
         65,244  Aon PLC                                          $   5,537,911
        131,172  Arch Capital Group Ltd. (a)                          7,518,779
        115,568  Arthur J. Gallagher & Co.                            5,202,871
        237,648  Aspen Insurance Holdings Ltd.                       10,879,525
        116,190  Assurant, Inc.                                       7,832,368
        372,607  Assured Guaranty Ltd.                                8,909,033
        205,775  Axis Capital Holdings Ltd.                           9,414,206
        178,769  Brown & Brown, Inc.                                  5,323,741
        105,650  Chubb (The) Corp.                                    9,728,252
        113,001  Cincinnati Financial Corp.                           5,507,669
        176,684  CNA Financial Corp.                                  7,235,210
        175,264  Endurance Specialty Holdings Ltd.                    8,906,916
         27,054  Erie Indemnity Co., Class A                          1,938,419
         61,643  Everest Re Group, Ltd.                               9,741,443
        240,049  Fidelity National Financial, Inc., Class A           7,724,777
        212,854  Genworth Financial, Inc., Class A (a)                3,799,444
        122,834  Hanover Insurance Group (The), Inc.                  7,179,647
         53,504  Hartford Financial Services Group (The), Inc.        1,919,188
        207,386  HCC Insurance Holdings, Inc.                         9,527,313
        240,849  Kemper Corp.                                         9,491,859
        148,953  Lincoln National Corp.                               7,225,710
         42,843  Loews Corp.                                          1,883,807
          3,174  Markel Corp. (a)                                     1,986,670
        111,548  Marsh & McLennan Cos., Inc.                          5,500,432
        539,485  MBIA, Inc. (a)                                       6,538,558
         83,712  Mercury General Corp.                                4,006,456
         71,470  MetLife, Inc.                                        3,741,455
        575,268  Old Republic International Corp.                     9,526,438
         91,143  PartnerRe Ltd.                                       9,606,472
         82,053  Principal Financial Group, Inc.                      3,843,363
        211,856  ProAssurance Corp.                                   9,622,500
        311,629  Progressive (The) Corp.                              7,557,003
        104,569  Protective Life Corp.                                5,348,704
         44,589  Prudential Financial, Inc.                           3,597,441
         69,047  Reinsurance Group of America, Inc.                   5,296,595
         96,669  RenaissanceRe Holdings Ltd.                          9,783,870
        112,981  StanCorp Financial Group, Inc.                       6,903,139
         69,865  Torchmark Corp.                                      5,568,241
        110,866  Travelers (The) Cos., Inc.                          10,042,242
        213,758  Unum Group                                           7,101,041
        250,183  Validus Holdings Ltd.                                9,274,284
        181,346  W. R. Berkley Corp.                                  8,022,747
         12,575  White Mountains Insurance Group Ltd.                 7,497,970


SHARES           DESCRIPTION                                           VALUE
--------------------------------------------------------------------------------

                 INSURANCE (CONTINUED)
        301,907  XL Group PLC                                     $   9,464,784
                                                                  -------------
                                                                    371,570,307
                                                                  -------------
                 IT SERVICES -- 6.0%
         34,622  Alliance Data Systems Corp. (a)                      8,375,062
        203,225  Broadridge Financial Solutions, Inc.                 7,791,647
         62,806  CoreLogic, Inc. (a)                                  1,760,452
        102,884  Fidelity National Information Services, Inc.         5,497,092
         66,577  Fiserv, Inc. (a)                                     4,046,550
         32,782  FleetCor Technologies, Inc. (a)                      3,741,410
        132,681  Global Payments, Inc.                                8,867,071
         33,831  Jack Henry & Associates, Inc.                        1,866,118
         25,266  MasterCard, Inc., Class A                            1,858,314
        180,820  Total System Services, Inc.                          5,744,651
        124,882  Vantiv, Inc., Class A (a)                            3,840,122
         17,486  Visa, Inc., Class A                                  3,542,838
                                                                  -------------
                                                                     56,931,327
                                                                  -------------
                 MEDIA -- 0.2%
         55,180  Thomson Reuters Corp.                                1,996,412
                                                                  -------------
                 PROFESSIONAL SERVICES -- 0.8%
         37,982  Dun & Bradstreet (The) Corp.                         4,206,887
         55,473  Equifax, Inc.                                        3,928,043
                                                                  -------------
                                                                      8,134,930
                                                                  -------------
                 REAL ESTATE INVESTMENT TRUSTS -- 12.9%
        439,006  American Capital Agency Corp.                        9,969,826
         23,044  American Tower Corp.                                 1,924,635
        860,013  Annaly Capital Management, Inc.                      9,933,150
         62,440  Apartment Investment & Management Co., Class A       1,925,025
         32,941  Boston Properties, Inc.                              3,858,709
      3,083,141  Chimera Investment Corp.                             9,526,906
        301,227  Corrections Corp. of America                         9,880,246
         25,573  Crown Castle International Corp.                     1,859,924
         35,540  Digital Realty Trust, Inc. (b)                       1,897,836
        135,284  Equity Lifestyle Properties, Inc.                    5,664,341
        113,363  Extra Space Storage, Inc.                            5,932,286
         32,888  Federal Realty Investment Trust                      3,865,655
         97,278  HCP, Inc.                                            4,072,057
         65,708  Hospitality Properties Trust                         1,974,525
      1,217,345  MFA Financial, Inc.                                  9,653,546
         54,970  National Retail Properties, Inc.                     1,876,126
        164,044  OMEGA Healthcare Investors, Inc. (b)                 5,705,450


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

APRIL 30, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                           VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS  (CONTINUED)
                 REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
        110,025  Piedmont Office Realty Trust, Inc., Class A      $   1,937,540
         11,205  Public Storage                                       1,966,590
         41,107  Rayonier, Inc.                                       1,853,926
        167,954  Senior Housing Properties Trust                      3,941,880
         11,504  Simon Property Group, Inc.                           1,992,493
        159,981  Starwood Property Trust, Inc.                        3,847,543
         53,907  Tanger Factory Outlet Centers, Inc.                  1,923,402
        920,433  Two Harbors Investment Corp.                         9,554,095
         19,150  Vornado Realty Trust                                 1,964,790
         64,289  Weyerhaeuser Co.                                     1,919,027
         31,419  WP Carey, Inc.                                       1,931,640
                                                                  -------------
                                                                    122,353,169
                                                                  -------------
                 REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.9%
        275,148  CBRE Group, Inc., Class A (a)                        7,329,943
         46,411  Jones Lang LaSalle, Inc.                             5,378,571
        126,565  Realogy Holdings Corp. (a)                           5,322,058
                                                                  -------------
                                                                     18,030,572
                                                                  -------------
                 THRIFTS & MORTGAGE FINANCE -- 1.9%
        191,953  Hudson City Bancorp, Inc.                            1,911,852
         58,130  Nationstar Mortgage Holdings, Inc. (a) (b)           1,902,595
        342,176  New York Community Bancorp, Inc.                     5,272,932
        253,782  People's United Financial, Inc.                      3,624,007
        236,007  Washington Federal, Inc.                             5,093,031
                                                                  -------------
                                                                     17,804,417
                                                                  -------------
                 TOTAL COMMON STOCKS -- 99.9%                       947,460,433
                 (Cost $906,019,611)                              -------------

                 MONEY MARKET FUNDS -- 0.4%
      2,562,721  Goldman Sachs Financial Square
                     Treasury Instruments Fund -
                     Institutional Class - 0.001% (d) (e)             2,562,721
      1,704,780  Morgan Stanley Institutional Liquidity Fund
                     - Treasury Portfolio - Institutional
                     Class - 0.03% (d)                                1,704,780
                                                                  -------------
                 TOTAL MONEY MARKET FUNDS -- 0.4%                     4,267,501
                  (Cost $4,267,501)                               -------------


   PRINCIPAL
     VALUE       DESCRIPTION                                          VALUE
-------------------------------------------------------------------------------

                 REPURCHASE AGREEMENTS -- 1.1%
     $9,964,080  JPMorgan Chase & Co., 0.02% (d), dated
                     04/30/14, due 05/01/14, with a maturity
                     value of $9,964,086. Collateralized by
                     U.S. Treasury Notes, interest rates of
                     0.750% to 4.000%, due 06/30/17 to
                     08/15/18. The value of the collateral
                     including accrued interest is
                     $10,176,297. (e)                             $   9,964,080
                 (Cost $9,964,080)                                -------------

                 TOTAL INVESTMENTS -- 101.4%                        961,692,014
                 (Cost $920,251,192) (f)
                 NET OTHER ASSETS AND
                     LIABILITIES -- (1.4)%                          (12,850,528)
                                                                  -------------
                 NET ASSETS -- 100.0%                             $ 948,841,486
                                                                  =============


(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $12,242,608 and the total value of the collateral held by the Fund is $12,526,801.

(c)   Master Limited Partnership ("MLP").

(d)   Interest rate shown reflects yield as of April 30, 2014.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $49,082,758 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,641,936.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

APRIL 30, 2014 (UNAUDITED)


-----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS                      LEVEL 1            LEVEL 2           LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*                $ 947,460,433       $         -         $       -
Money Market Funds                4,267,501                 -                 -
Repurchase Agreements                     -         9,964,080                 -
                           -----------------------------------------------------
Total Investments             $ 951,727,934       $ 9,964,080         $       -
                           =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS -- 100.0%
                 BIOTECHNOLOGY -- 16.5%
        306,344  Alexion Pharmaceuticals, Inc. (a)              $    48,463,621
        634,232  Alkermes PLC (a)                                    29,339,572
         70,535  Amgen, Inc.                                          7,882,286
        113,768  Biogen Idec, Inc. (a)                               32,665,068
        475,705  Cubist Pharmaceuticals, Inc. (a)                    33,327,892
        122,764  Gilead Sciences, Inc. (a)                            9,635,746
        650,193  Incyte Corp. Ltd. (a)                               31,573,372
        270,304  Medivation, Inc. (a)                                16,275,004
      1,363,117  Myriad Genetics, Inc. (a) (b)                       57,537,169
         57,940  Regeneron Pharmaceuticals, Inc. (a)                 17,201,807
        381,903  Seattle Genetics, Inc. (a)                          14,695,628
        185,039  United Therapeutics Corp. (a)                       18,505,750
                                                                ---------------
                                                                    317,102,915
                                                                ---------------
                 HEALTH CARE EQUIPMENT & SUPPLIES -- 19.0%
        451,805  Abbott Laboratories                                 17,502,926
        506,532  Alere, Inc. (a)                                     16,918,169
        118,228  Baxter International, Inc.                           8,605,816
        148,609  Becton, Dickinson and Co.                           16,797,275
        235,152  C. R. Bard, Inc.                                    32,293,424
        432,599  CareFusion Corp. (a)                                16,897,317
        126,662  Cooper (The) Cos., Inc.                             16,707,985
        118,097  Covidien PLC                                         8,414,411
        377,918  DENTSPLY International, Inc.                        16,866,480
        117,284  Edwards Lifesciences Corp. (a)                       9,555,128
        725,564  Hill-Rom Holdings, Inc.                             27,107,071
        286,648  IDEXX Laboratories, Inc. (a)                        36,243,773
         19,856  Intuitive Surgical, Inc. (a)                         7,181,915
        454,387  Medtronic, Inc.                                     26,727,043
        116,499  Sirona Dental Systems, Inc. (a)                      8,763,055
        427,628  St. Jude Medical, Inc.                              27,141,549
        343,238  Stryker Corp.                                       26,686,755
         81,119  Teleflex, Inc.                                       8,281,439
        103,575  Varian Medical Systems, Inc. (a)                     8,239,391
        295,654  Zimmer Holdings, Inc.                               28,619,307
                                                                ---------------
                                                                    365,550,229
                                                                ---------------
                 HEALTH CARE PROVIDERS & SERVICES -- 38.9%
        621,650  Aetna, Inc.                                         44,416,892
        426,327  AmerisourceBergen Corp.                             27,787,994
      1,038,439  Brookdale Senior Living, Inc. (a)                   33,063,898
        194,362  Catamaran Corp. (a)                                  7,337,165
        333,974  Cigna Corp.                                         26,731,279


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 HEALTH CARE PROVIDERS & SERVICES
                     (CONTINUED)
        888,389  Community Health Systems, Inc. (a)             $    33,661,059
        676,896  DaVita HealthCare Partners, Inc. (a)                46,908,893
        257,160  Envision Healthcare Holdings, Inc. (a)               8,689,436
        620,650  Express Scripts Holding Co. (a)                     41,322,877
        662,833  HCA Holdings, Inc. (a)                              34,467,316
        822,203  Health Net, Inc. (a)                                28,226,229
        291,509  Henry Schein, Inc. (a)                              33,299,073
        308,711  Humana, Inc.                                        33,881,032
         88,591  Laboratory Corp. of America Holdings (a)             8,743,932
        637,918  LifePoint Hospitals, Inc. (a)                       35,672,375
        263,947  McKesson Corp.                                      44,657,193
        751,946  MEDNAX, Inc. (a)                                    44,552,801
        416,652  Patterson Cos., Inc.                                16,957,736
        804,634  Quest Diagnostics, Inc.                             45,003,180
        406,430  Tenet Healthcare Corp. (a)                          18,321,864
        341,045  UnitedHealth Group, Inc.                            25,592,017
        424,005  Universal Health Services, Inc., Class B            34,679,369
        867,605  VCA Antech, Inc. (a)                                26,574,741
        468,153  WellPoint, Inc.                                     47,133,644
                                                                ---------------
                                                                    747,681,995
                                                                ---------------
                 LIFE SCIENCES TOOLS & SERVICES -- 8.1%
         67,897  Bio-Rad Laboratories, Inc., Class A (a)              8,365,589
        763,462  Bruker Corp. (a)                                    15,773,125
        576,705  Charles River Laboratories
                     International, Inc. (a)                         30,980,593
        448,546  Covance, Inc. (a)                                   39,597,641
        313,501  Illumina, Inc. (a)                                  42,589,111
        193,075  PerkinElmer, Inc.                                    8,103,358
        101,898  Techne Corp.                                         9,100,510
                                                                ---------------
                                                                    154,509,927
                                                                ---------------
                 PHARMACEUTICALS -- 17.5%
        226,391  Actavis PLC (a)                                     46,258,473
        225,329  Allergan, Inc.                                      37,368,561
        591,201  Eli Lilly & Co.                                     34,939,979
        253,456  Endo International PLC (a)                          15,953,788
        336,065  Jazz Pharmaceuticals PLC (a)                        45,335,168
        177,123  Johnson & Johnson                                   17,940,789
        712,636  Mylan, Inc. (a)                                     36,187,656
        180,795  Perrigo Co. PLC                                     26,189,964


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

APRIL 30, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 PHARMACEUTICALS (CONTINUED)
        870,571  Pfizer, Inc.                                   $    27,231,461
        449,814  Salix Pharmaceuticals Ltd. (a)                      49,479,540
                                                                ---------------
                                                                    336,885,379
                                                                ---------------

                 TOTAL COMMON STOCKS -- 100.0%                    1,921,730,445
                 (Cost $1,773,136,587)                          ---------------

                 MONEY MARKET FUNDS -- 0.5%
      8,666,406  Goldman Sachs Financial Square Treasury
                     Instruments Fund - Institutional
                     Class - 0.001% (c) (d)                           8,666,406
      1,223,899  Morgan Stanley Institutional Liquidity
                     Fund - Treasury Portfolio -
                     Institutional Class - 0.03% (c)                  1,223,899
                                                                ---------------
                 TOTAL MONEY MARKET FUNDS   -- 0.5%                   9,890,305
                 (Cost $9,890,305)                              ---------------

   PRINCIPAL
     VALUE
---------------

                 REPURCHASE AGREEMENTS -- 1.8%
    $33,695,736  JPMorgan Chase & Co., 0.02% (c), dated
                     04/30/14, due 05/01/14, with a
                     maturity value of $33,695,754.
                     Collateralized by U.S. Treasury
                     Notes, interest rates of 0.750% to
                     4.000%, due 06/30/17 to 08/15/18.
                     The value of the collateral
                     including accrued interest is
                     $34,413,394. (d)                                33,695,736
                 (Cost $33,695,736)                             ---------------

                 TOTAL INVESTMENTS -- 102.3%                      1,965,316,486
                 (Cost $1,816,722,628) (e)
                 NET OTHER ASSETS AND
                     LIABILITIES -- (2.3)%                          (43,595,829)
                                                                ---------------
                 NET ASSETS -- 100.0%                           $ 1,921,720,657
                                                                ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $41,452,641 and the total value of the collateral held by the Fund is $42,362,142.

(c)   Interest rate shown reflects yield as of April 30, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $175,372,736 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $26,778,878.


------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS                      LEVEL 1             LEVEL 2           LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*               $ 1,921,730,445       $          -        $      -
Money Market Funds                 9,890,305                  -               -
Repurchase Agreements                      -         33,695,736               -
                          ------------------------------------------------------
Total Investments            $ 1,931,620,750       $ 33,695,736        $      -
                          ======================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST INDUSTRIAL/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS  -- 100.0%
                 AEROSPACE & DEFENSE -- 16.9%
         57,580  Alliant Techsystems, Inc.                        $   8,304,188
         94,302  B/E Aerospace, Inc. (a)                              8,276,887
         43,472  Boeing (The) Co.                                     5,608,757
        573,988  Exelis, Inc.                                        10,641,737
         75,133  General Dynamics Corp.                               8,223,307
         28,000  Honeywell International, Inc.                        2,601,200
        133,383  Huntington Ingalls Industries, Inc.                 13,738,449
         92,352  L-3 Communications Holdings, Inc.                   10,654,650
         66,840  Lockheed Martin Corp.                               10,971,118
         88,438  Northrop Grumman Corp.                              10,746,101
         55,220  Raytheon Co.                                         5,272,406
         68,477  Rockwell Collins, Inc.                               5,317,239
        290,304  Spirit AeroSystems Holdings, Inc., Class A (a)       8,717,829
         66,126  Textron, Inc.                                        2,704,553
         58,919  TransDigm Group, Inc.                               10,479,923
        168,965  Triumph Group, Inc.                                 10,950,622
         46,695  United Technologies Corp.                            5,525,419
                                                                  -------------
                                                                    138,734,385
                                                                  -------------
                 AIR FREIGHT & LOGISTICS -- 1.0%
         61,735  FedEx Corp.                                          8,411,394
                                                                  -------------
                 AIRLINES -- 6.7%
        146,177  Alaska Air Group, Inc.                              13,752,332
        393,639  Delta Air Lines, Inc.                               14,497,724
        577,703  Southwest Airlines Co.                              13,963,082
        305,621  United Continental Holdings, Inc. (a)               12,490,730
                                                                  -------------
                                                                     54,703,868
                                                                  -------------
                 BUILDING PRODUCTS -- 0.3%
         56,464  A.O. Smith Corp.                                     2,640,257
                                                                  -------------
                 COMMERCIAL SERVICES & SUPPLIES -- 7.7%
        455,410  ADT (The) Corp. (b)                                 13,771,598
        137,290  Cintas Corp.                                         8,090,500
         71,385  Copart, Inc. (a)                                     2,589,134
        143,937  Covanta Holding Corp.                                2,655,638
        524,803  Pitney Bowes, Inc.                                  14,064,720
        304,791  R.R. Donnelley & Sons Co.                            5,364,322
        319,438  Republic Services, Inc.                             11,209,079
         85,923  Rollins, Inc.                                        2,584,564
         59,244  Waste Connections, Inc.                              2,645,837
                                                                  -------------
                                                                     62,975,392
                                                                  -------------


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 CONSTRUCTION & ENGINEERING -- 8.7%
        423,993  AECOM Technology Corp. (a)                       $  13,745,853
        156,497  Chicago Bridge & Iron Co. N.V.                      12,530,715
         70,185  Fluor Corp.                                          5,313,004
         85,928  Jacobs Engineering Group, Inc. (a)                   4,958,046
        306,743  KBR, Inc.                                            7,782,070
        369,640  Quanta Services, Inc. (a)                           13,040,899
        289,828  URS Corp.                                           13,656,695
                                                                  -------------
                                                                     71,027,282
                                                                  -------------
                 CONTAINERS & PACKAGING -- 1.0%
        161,501  Avery Dennison Corp.                                 7,858,639
                                                                  -------------
                 ELECTRICAL EQUIPMENT -- 4.7%
        410,833  Babcock & Wilcox (The) Co.                          14,292,880
        108,943  Eaton Corp. PLC                                      7,913,620
         45,517  Hubbell, Inc., Class B                               5,358,261
         75,036  Regal-Beloit Corp.                                   5,607,440
         43,809  Rockwell Automation, Inc.                            5,221,157
                                                                  -------------
                                                                     38,393,358
                                                                  -------------
                 ELECTRONIC EQUIPMENT, INSTRUMENTS &
                     COMPONENTS -- 4.2%
        303,099  FLIR Systems, Inc.                                  10,317,490
        280,724  Trimble Navigation Ltd. (a)                         10,788,223
        196,499  Zebra Technologies Corp., Class A (a)               13,644,891
                                                                  -------------
                                                                     34,750,604
                                                                  -------------
                 ENERGY EQUIPMENT & SERVICES -- 1.7%
        280,543  Tidewater, Inc.                                     14,288,055
                                                                  -------------
                 INDUSTRIAL CONGLOMERATES -- 2.7%
         19,142  3M Co.                                               2,662,461
         68,772  Carlisle Cos., Inc.                                  5,656,497
        109,111  Danaher Corp.                                        8,006,565
        210,731  General Electric Co.                                 5,666,557
                                                                  -------------
                                                                     21,992,080
                                                                  -------------
                 IT SERVICES -- 3.2%
        495,984  Booz Allen Hamilton Holding Corp.                   11,526,668
      1,207,044  Xerox Corp.                                         14,593,162
                                                                  -------------
                                                                     26,119,830
                                                                  -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST INDUSTRIAL/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

APRIL 30, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS  (CONTINUED)
                 LIFE SCIENCES TOOLS & SERVICES -- 0.3%
         46,468  Agilent Technologies, Inc.                       $   2,511,131
                                                                  -------------
                 MACHINERY -- 24.0%
        247,278  AGCO Corp.                                          13,773,385
         86,772  Allison Transmission Holdings, Inc., Class A         2,589,276
         54,909  Caterpillar, Inc.                                    5,787,409
        191,220  Colfax Corp. (a)                                    13,764,016
         76,683  Crane Co.                                            5,577,155
         36,622  Cummins, Inc.                                        5,524,429
         28,603  Deere & Co.                                          2,669,804
         61,270  Donaldson Co., Inc.                                  2,578,854
        133,475  Dover Corp.                                         11,532,240
        104,467  Flowserve Corp.                                      7,631,314
         35,641  IDEX Corp.                                           2,657,749
        255,185  ITT Corp.                                           11,008,681
        188,125  Joy Global, Inc. (b)                                11,358,987
        184,730  Kennametal, Inc.                                     8,632,433
         36,081  Lincoln Electric Holdings, Inc.                      2,410,572
        433,690  Manitowoc (The) Co., Inc.                           13,782,668
        139,013  Oshkosh Corp.                                        7,716,612
        161,798  PACCAR, Inc.                                        10,351,836
         29,034  Pall Corp.                                           2,443,211
         68,364  Parker Hannifin Corp.                                8,674,024
         48,068  Snap-on, Inc.                                        5,575,888
         67,161  Stanley Black & Decker, Inc.                         5,768,458
         58,637  Terex Corp.                                          2,538,396
         86,334  Toro (The) Co.                                       5,485,662
        113,548  Trinity Industries, Inc.                             8,522,913
        140,791  Wabtec Corp.                                        10,495,969
        224,702  Xylem, Inc.                                          8,446,548
                                                                  -------------
                                                                    197,298,489
                                                                  -------------
                 MARINE -- 0.7%
         53,887  Kirby Corp. (a)                                      5,422,110
                                                                  -------------
                 PROFESSIONAL SERVICES -- 1.3%
         21,373  IHS, Inc., Class A (a)                               2,578,225
         32,952  ManpowerGroup, Inc.                                  2,680,316
         61,924  Robert Half International, Inc.                      2,774,195
         22,780  Towers Watson & Co., Class A                         2,556,371
                                                                  -------------
                                                                     10,589,107
                                                                  -------------
                 ROAD & RAIL -- 7.8%
        265,625  Con-way, Inc.                                       11,283,750
        282,489  CSX Corp.                                            7,971,840
         56,064  Genesee & Wyoming, Inc., Class A (a)                 5,550,897
         84,212  Norfolk Southern Corp.                               7,960,560


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 ROAD & RAIL (CONTINUED)
        192,312  Old Dominion Freight Line, Inc. (a)              $  11,659,877
        136,541  Ryder System, Inc.                                  11,220,939
         43,601  Union Pacific Corp.                                  8,302,938
                                                                  -------------
                                                                     63,950,801
                                                                  -------------
                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
                     -- 1.5%
        294,656  Lexmark International, Inc., Class A                12,670,208
                                                                  -------------
                 TRADING COMPANIES & DISTRIBUTORS -- 5.6%
        292,611  Air Lease Corp.                                     10,495,956
        120,565  GATX Corp.                                           7,912,681
         30,028  MSC Industrial Direct Co., Inc., Class A             2,734,350
        143,658  United Rentals, Inc. (a)                            13,479,430
        131,122  WESCO International, Inc. (a)                       11,509,889
                                                                  -------------
                                                                     46,132,306
                                                                  -------------
                 TOTAL COMMON STOCKS -- 100.0%                      820,469,296
                 (Cost $777,594,917)                              -------------

                 MONEY MARKET FUNDS -- 0.5%
      3,425,317  Goldman Sachs Financial Square
                     Treasury Instruments Fund -
                     Institutional Class - 0.001% (c) (d)             3,425,317
        673,620  Morgan Stanley Institutional Liquidity
                     Fund - Treasury Portfolio -
                     Institutional Class - 0.03% (c)                    673,620
                                                                  -------------
                 TOTAL MONEY MARKET FUNDS - 0.5%                      4,098,937
                 (Cost $4,098,937)                                -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST INDUSTRIAL/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

APRIL 30, 2014 (UNAUDITED)


  PRINCIPAL
    VALUE        DESCRIPTION                                           VALUE
--------------------------------------------------------------------------------

                 REPURCHASE AGREEMENTS -- 1.6%
  $  13,317,928  JPMorgan Chase & Co., 0.02% (c), dated
                     04/30/14, due 05/01/14, with a
                     maturity value of $13,317,936.
                     Collateralized by U.S. Treasury Notes,
                     interest rates of 0.750% to 4.000%,
                     due 06/30/17 to 08/15/18. The value of
                     the collateral including accrued
                     interest is $13,601,576. (d)                 $  13,317,928
                 (Cost $13,317,928)                               -------------

                 TOTAL INVESTMENTS -- 102.1%                        837,886,161
                 (Cost $795,011,782) (e)
                 NET OTHER ASSETS AND
                     LIABILITIES -- (2.1)%                          (17,224,998)
                                                                  -------------
                 NET ASSETS -- 100.0%                             $ 820,661,163
                                                                  =============


(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $16,389,436 and the total value of the collateral held by the Fund is $16,743,245.

(c)   Interest rate shown reflects yield as of April 30, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $54,351,163 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,476,784.


---------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS                          LEVEL 1           LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*                    $ 820,469,296      $          -      $      -
Money Market Funds                    4,098,937                 -             -
Repurchase Agreements                         -        13,317,928             -
                               -------------------------------------------------
Total Investments                 $ 824,568,233      $ 13,317,928      $      -
                               =================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS -- 99.8%
                 AEROSPACE & DEFENSE -- 1.8%
        223,611  Hexcel Corp. (a)                                 $   9,322,343
         19,262  Precision Castparts Corp.                            4,875,019
                                                                  -------------
                                                                     14,197,362
                                                                  -------------
                 BUILDING PRODUCTS -- 5.4%
        294,516  Lennox International, Inc.                          24,689,276
        219,185  Masco Corp.                                          4,403,427
        338,283  Owens Corning, Inc.                                 13,818,861
                                                                  -------------
                                                                     42,911,564
                                                                  -------------
                 CHEMICALS -- 46.2%
         40,900  Air Products & Chemicals, Inc.                       4,806,568
        293,166  Albemarle Corp.                                     19,653,849
        269,135  Ashland, Inc.                                       25,998,441
        329,707  Cabot Corp.                                         19,057,065
         87,705  Celanese Corp., Series A                             5,387,718
        102,730  CF Industries Holdings, Inc.                        25,186,314
         49,867  Cytec Industries, Inc.                               4,753,322
        551,023  Dow Chemical (The) Co.                              27,496,048
        145,089  E.I. du Pont de Nemours & Co.                        9,767,391
        169,406  Eastman Chemical Co.                                14,767,121
         90,164  Ecolab, Inc.                                         9,434,761
        127,162  FMC Corp.                                            9,791,474
        101,773  International Flavors & Fragrances, Inc.            10,026,676
        218,929  LyondellBasell Industries N.V., Class A             20,250,933
        535,487  Mosaic (The) Co.                                    26,795,769
         68,517  NewMarket Corp.                                     25,510,249
        100,644  PPG Industries, Inc.                                19,486,691
        196,283  Rockwood Holdings, Inc.                             13,945,907
        349,051  RPM International, Inc.                             14,890,516
        158,879  Scotts Miracle-Gro (The) Co., Class A                9,724,984
         49,384  Sherwin-Williams (The) Co.                           9,868,899
        104,265  Sigma-Aldrich Corp.                                 10,031,336
        134,987  Valspar (The) Corp.                                  9,859,450
        294,225  Westlake Chemical Corp.                             20,948,820
                                                                  -------------
                                                                    367,440,302
                                                                  -------------
                 CONSTRUCTION MATERIALS -- 4.7%
        219,631  Eagle Materials, Inc.                               18,301,851
        151,708  Martin Marietta Materials, Inc. (b)                 18,861,856
                                                                  -------------
                                                                     37,163,707
                                                                  -------------
                 CONTAINERS & PACKAGING -- 20.0%
        147,293  AptarGroup, Inc.                                     9,930,494
        177,637  Ball Corp.                                           9,981,423


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 CONTAINERS & PACKAGING (CONTINUED)
        372,181  Bemis Co., Inc.                                  $  14,976,564
        370,965  Greif, Inc., Class A                                20,102,593
        387,986  MeadWestvaco Corp.                                  15,158,613
        143,898  Owens-Illinois, Inc. (a)                             4,573,078
        380,480  Packaging Corp. of America                          25,351,382
        253,612  Rock-Tenn Co., Class A                              24,247,843
        444,299  Sealed Air Corp.                                    15,243,899
         98,313  Silgan Holdings, Inc.                                4,891,072
        356,020  Sonoco Products Co.                                 14,981,322
                                                                  -------------
                                                                    159,438,283
                                                                  -------------
                 MACHINERY -- 2.6%
        248,444  Timken (The) Co.                                    15,671,847
         32,712  Valmont Industries, Inc.                             4,871,144
                                                                  -------------
                                                                     20,542,991
                                                                  -------------
                 METALS & MINING -- 13.2%
         73,721  Carpenter Technology Corp.                           4,629,679
      1,308,597  Cliffs Natural Resources, Inc. (b)                  23,188,339
         58,989  Compass Minerals International, Inc.                 5,403,392
        809,612  Freeport-McMoRan Copper & Gold, Inc.                27,826,365
         96,311  Nucor Corp.                                          4,984,094
        275,582  Reliance Steel & Aluminum Co.                       19,516,717
      1,094,546  Steel Dynamics, Inc.                                19,997,355
                                                                  -------------
                                                                    105,545,941
                                                                  -------------
                 PAPER & FOREST PRODUCTS -- 3.9%
        173,511  Domtar Corp.                                        16,198,987
        318,309  International Paper Co.                             14,849,115
                                                                  -------------
                                                                     31,048,102
                                                                  -------------
                 TRADING COMPANIES & DISTRIBUTORS -- 2.0%
        541,702  MRC Global, Inc. (a)                                15,812,281
                                                                  -------------
                 TOTAL COMMON STOCKS -- 99.8%                       794,100,533
                 (Cost $762,595,414)                              -------------


                 MONEY MARKET FUNDS -- 1.0%
      6,499,108  Goldman Sachs Financial Square
                     Treasury Instruments Fund -
                     Institutional Class - 0.001% (c) (d)             6,499,108


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

APRIL 30, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 MONEY MARKET FUNDS (CONTINUED)
      1,295,389  Morgan Stanley Institutional Liquidity
                     Fund - Treasury Portfolio -
                     Institutional Class - 0.03% (c)              $   1,295,389
                                                                  -------------
                 TOTAL MONEY MARKET FUNDS -- 1.0%                     7,794,497
                 (Cost $7,794,497)                                -------------

   PRINCIPAL
     VALUE
---------------

                 REPURCHASE AGREEMENTS -- 3.2%
    $25,269,092  JPMorgan Chase & Co., 0.02% (c), dated
                     04/30/14, due 05/01/14, with a
                     maturity value of $25,269,107.
                     Collateralized by U.S. Treasury Notes,
                     interest rates of 0.750% to 4.000%,
                     due 06/30/17 to 08/15/18. The value of
                     the collateral including accrued
                     interest is   $25,807,278. (d)                  25,269,092
                 (Cost $25,269,092)                               -------------

                 TOTAL INVESTMENTS -- 104.0%                        827,164,122
                 (Cost $795,659,003) (e)
                 NET OTHER ASSETS AND
                     LIABILITIES -- (4.0)%                          (31,786,989)
                                                                  -------------
                 NET ASSETS -- 100.0%                             $ 795,377,133
                                                                  =============


(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $31,055,708 and the total value of the collateral held by the Fund is $31,768,200.

(c)   Interest rate shown reflects yield as of April 30, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $38,316,089 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,810,970.


-----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS                      LEVEL 1            LEVEL 2           LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*                $ 794,100,533      $          -         $       -
Money Market Funds                7,794,497                 -                 -
Repurchase Agreements                     -        25,269,092                 -
                           -----------------------------------------------------
Total Investments             $ 801,895,030      $ 25,269,092         $       -
                           =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS -- 100.0%
                 COMMUNICATIONS EQUIPMENT -- 15.3%
      1,485,230  Brocade Communications Systems, Inc. (a)         $  13,827,491
        703,177  Cisco Systems, Inc.                                 16,250,420
        255,403  CommScope Holding Co., Inc. (a)                      6,814,152
        198,797  EchoStar Corp., Class A (a)                          8,937,913
         88,670  F5 Networks, Inc. (a)                                9,325,424
        129,234  Harris Corp.                                         9,501,284
        225,113  JDS Uniphase Corp. (a)                               2,852,182
        611,732  Juniper Networks, Inc. (a)                          15,103,663
         98,043  Motorola Solutions, Inc.                             6,233,574
        183,771  Palo Alto Networks, Inc. (a)                        11,684,160
        119,894  QUALCOMM, Inc.                                       9,436,857
        799,502  Riverbed Technology, Inc. (a)                       15,550,314
                                                                  -------------
                                                                    125,517,434
                                                                  -------------
                 ELECTRONIC EQUIPMENT, INSTRUMENTS &
                     COMPONENTS -- 14.5%
         68,779  Amphenol Corp., Class A                              6,558,078
        212,373  Arrow Electronics, Inc. (a)                         12,052,168
        270,933  Avnet, Inc.                                         11,685,340
        956,492  AVX Corp.                                           12,769,168
        756,876  Corning, Inc.                                       15,826,277
        141,648  Dolby Laboratories, Inc., Class A (a) (b)            5,644,673
        426,480  Ingram Micro, Inc., Class A (a)                     11,497,901
         44,339  IPG Photonics Corp. (a) (b)                          2,865,629
        875,457  Jabil Circuit, Inc.                                 15,110,388
        155,096  Tech Data Corp. (a)                                  9,691,949
      1,059,026  Vishay Intertechnology, Inc.                        15,059,350
                                                                  -------------
                                                                    118,760,921
                                                                  -------------
                 INTERNET SOFTWARE & SERVICES -- 7.3%
        216,572  Akamai Technologies, Inc. (a)                       11,493,476
        144,007  AOL, Inc. (a)                                        6,164,940
        209,278  Facebook, Inc., Class A (a)                         12,510,639
          8,488  Google, Inc., Class A (a)                            4,540,061
          8,488  Google, Inc., Class C (a)                            4,470,290
        220,730  IAC/InterActiveCorp                                 14,629,984
        175,580  Yahoo!, Inc. (a)                                     6,312,101
                                                                  -------------
                                                                     60,121,491
                                                                  -------------
                 IT SERVICES -- 7.5%
        271,343  Amdocs Ltd.                                         12,625,590
        186,815  Cognizant Technology Solutions Corp.,
                     Class A (a)                                      8,949,373
        259,101  Computer Sciences Corp.                             15,333,597


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 IT SERVICES (CONTINUED)
        166,245  DST Systems, Inc.                                $  15,326,126
         90,774  Gartner, Inc. (a)                                    6,257,960
         84,291  Science Applications International Corp.             3,287,349
                                                                  -------------
                                                                     61,779,995
                                                                  -------------
                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --
                     25.2%
      2,357,847  Advanced Micro Devices, Inc. (a) (b)                 9,643,594
         86,966  Altera Corp.                                         2,828,134
         59,304  Analog Devices, Inc.                                 3,041,702
        463,021  Applied Materials, Inc.                              8,825,180
        376,991  Atmel Corp. (a)                                      2,929,220
        244,654  Avago Technologies Ltd.                             15,535,529
        100,116  Broadcom Corp., Class A                              3,084,574
        457,088  Fairchild Semiconductor International,
                     Inc. (a)                                         5,818,730
        645,566  Freescale Semiconductor Ltd. (a)                    14,183,085
        610,549  Intel Corp.                                         16,295,553
         91,171  KLA-Tencor Corp.                                     5,834,032
        171,906  Lam Research Corp. (a)                               9,903,505
         64,726  Linear Technology Corp.                              2,880,307
        569,406  LSI Corp.                                            6,343,183
        400,215  Marvell Technology Group Ltd.                        6,347,410
         95,159  Maxim Integrated Products, Inc.                      3,086,958
        197,969  Microchip Technology, Inc.                           9,411,446
        666,026  Micron Technology, Inc. (a)                         17,396,599
        351,940  NVIDIA Corp.                                         6,500,332
      1,005,851  ON Semiconductor Corp. (a)                           9,465,058
        180,959  Silicon Laboratories, Inc. (a)                       8,134,107
        420,000  Skyworks Solutions, Inc. (a)                        17,241,000
        633,808  Teradyne, Inc. (a) (b)                              11,199,388
         66,841  Texas Instruments, Inc.                              3,037,924
        174,216  Xilinx, Inc.                                         8,221,253
                                                                  -------------
                                                                    207,187,803
                                                                  -------------
                 SOFTWARE -- 19.6%
        616,759  Activision Blizzard, Inc.                           12,341,348
         95,880  Adobe Systems, Inc. (a)                              5,914,837
        508,823  CA, Inc.                                            15,335,925
        405,614  Cadence Design Systems, Inc. (a)                     6,311,354
         31,811  Concur Technologies, Inc. (a)                        2,559,831
        325,923  Electronic Arts, Inc. (a)                            9,223,621
        143,057  Fortinet, Inc. (a)                                   3,144,393
         40,545  Intuit, Inc.                                         3,071,284
         59,546  MICROS Systems, Inc. (a)                             3,066,619


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

APRIL 30, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 SOFTWARE (CONTINUED)
        307,552  Microsoft Corp.                                  $  12,425,101
        154,081  Oracle Corp.                                         6,298,831
        138,353  Rovi Corp. (a)                                       3,083,888
        110,412  Salesforce.com, Inc. (a)                             5,702,780
        210,395  ServiceNow, Inc. (a)                                10,460,839
        147,858  SolarWinds, Inc. (a)                                 5,961,635
         49,758  Solera Holdings, Inc.                                3,223,323
        176,338  Splunk, Inc. (a)                                     9,622,765
        631,279  Symantec Corp.                                      12,802,338
        246,160  Synopsys, Inc. (a)                                   9,260,539
        116,703  VMware, Inc., Class A (a)                           10,796,194
        137,882  Workday, Inc., Class A (a)                          10,075,038
                                                                  -------------
                                                                    160,682,483
                                                                  -------------
                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
                     -- 9.8%
         53,278  3D Systems Corp. (a) (b)                             2,522,181
         23,488  Apple, Inc.                                         13,860,034
        344,954  EMC Corp.                                            8,899,813
        486,967  Hewlett-Packard Co.                                 16,099,129
        258,687  NCR Corp. (a)                                        7,892,540
        194,094  SanDisk Corp.                                       16,492,167
         29,704  Stratasys Ltd. (a) (b)                               2,877,426
        137,297  Western Digital Corp.                               12,099,985
                                                                  -------------
                                                                     80,743,275
                                                                  -------------
                 WIRELESS TELECOMMUNICATION SERVICES -- 0.8%
         69,301  SBA Communications Corp., Class A (a)                6,220,458
                                                                  -------------
                 TOTAL COMMON STOCKS -- 100.0%                      821,013,860
                 (Cost $791,400,127)

                 MONEY MARKET FUNDS -- 0.5%
      4,170,848  Goldman Sachs Financial Square
                     Treasury Instruments Fund -
                     Institutional Class - 0.001% (c) (d)             4,170,848
        173,683  Morgan Stanley Institutional Liquidity
                     Fund - Treasury Portfolio -
                     Institutional Class - 0.03% (c)                    173,683
                                                                  -------------
                 TOTAL MONEY MARKET FUNDS -- 0.5%                     4,344,531
                 (Cost $4,344,531)                                -------------


   PRINCIPAL
     VALUE       DESCRIPTION                                           VALUE
--------------------------------------------------------------------------------

                 REPURCHASE AGREEMENTS -- 2.0%
    $16,216,617  JPMorgan Chase & Co., 0.02% (c), dated
                     04/30/14, due 05/01/14, with a
                     maturity value of $16,216,626.
                     Collateralized by U.S. Treasury Notes,
                     interest rates of 0.750% to 4.000%,
                     due 06/30/17 to 08/15/18. The value of
                     the collateral including accrued
                     interest is  $16,562,002. (d)                $  16,216,617
                 (Cost $16,216,617)                               -------------

                 TOTAL INVESTMENTS -- 102.5%                        841,575,008
                 (Cost $811,961,275) (e)
                 NET OTHER ASSETS AND
                     LIABILITIES -- (2.5)%                          (20,900,778)
                                                                  -------------
                 NET ASSETS -- 100.0%                             $ 820,674,230
                                                                  =============


(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $19,803,071 and the total value of the collateral held by the Fund is $20,387,465.

(c)   Interest rate shown reflects yield as of April 30, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $47,254,917 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $17,641,184.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

APRIL 30, 2014 (UNAUDITED)


-----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS                      LEVEL 1            LEVEL 2           LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*                $ 821,013,860      $          -         $       -
Money Market Funds                4,344,531                 -                 -
Repurchase Agreements                     -        16,216,617                 -
                           -----------------------------------------------------
Total Investments             $ 825,358,391      $ 16,216,617         $       -
                           =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS -- 100.0%
                 DIVERSIFIED TELECOMMUNICATION SERVICES -- 13.1%
        232,035  AT&T, Inc.                                       $   8,283,650
        132,166  CenturyLink, Inc.                                    4,613,915
        761,435  Frontier Communications Corp. (a)                    4,530,538
        207,908  Level 3 Communications, Inc. (b)                     8,946,281
                                                                  -------------
                                                                     26,374,384
                                                                  -------------
                 ELECTRIC UTILITIES -- 37.2%
        114,231  American Electric Power Co., Inc.                    6,146,770
         60,933  Duke Energy Corp.                                    4,538,899
         51,100  Edison International                                 2,890,216
        121,745  Entergy Corp.                                        8,826,513
        172,445  Exelon Corp.                                         6,040,748
        127,552  FirstEnergy Corp.                                    4,304,880
        214,016  Great Plains Energy, Inc.                            5,742,049
        113,836  Hawaiian Electric Industries, Inc. (a)               2,730,926
         77,465  ITC Holdings Corp.                                   2,863,881
         63,583  Northeast Utilities                                  3,004,933
         39,368  OGE Energy Corp.                                     1,469,607
         70,630  Pepco Holdings, Inc.                                 1,890,059
        148,886  Pinnacle West Capital Corp.                          8,330,172
         87,309  PPL Corp.                                            2,910,882
         32,923  Southern (The) Co.                                   1,508,861
        164,585  Westar Energy, Inc.                                  5,905,310
        190,612  Xcel Energy, Inc.                                    6,074,804
                                                                  -------------
                                                                     75,179,510
                                                                  -------------
                 GAS UTILITIES -- 6.1%
         59,106  AGL Resources, Inc.                                  3,191,724
         92,084  Atmos Energy Corp.                                   4,699,967
         20,645  National Fuel Gas Co.                                1,520,298
         63,426  UGI Corp.                                            2,961,360
                                                                  -------------
                                                                     12,373,349
                                                                  -------------
                 MULTI-UTILITIES -- 29.7%
         76,397  Alliant Energy Corp.                                 4,467,696
        105,360  Ameren Corp.                                         4,352,422
         49,419  CMS Energy Corp.                                     1,497,890
        107,870  Consolidated Edison, Inc.                            6,259,696
         58,425  DTE Energy Co.                                       4,565,329
        136,424  Integrys Energy Group, Inc.                          8,360,063
         42,180  MDU Resources Group, Inc.                            1,494,016
         40,708  NiSource, Inc.                                       1,478,515
        133,955  PG&E Corp.                                           6,105,669
        151,727  Public Service Enterprise Group, Inc.                6,216,255
         84,587  SCANA Corp.                                          4,540,630
        337,427  TECO Energy, Inc.                                    6,060,189


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 MULTI-UTILITIES (CONTINUED)
         73,446  Vectren Corp.                                    $   2,979,704
         31,092  Wisconsin Energy Corp.                               1,507,340
                                                                  -------------
                                                                     59,885,414
                                                                  -------------
                 OIL, GAS & CONSUMABLE FUELS -- 1.4%
         35,792  Energen Corp.                                        2,788,555
                                                                  -------------
                 WATER UTILITIES -- 0.7%
         31,865  American Water Works Co., Inc.                       1,450,813
                                                                  -------------
                 WIRELESS TELECOMMUNICATION SERVICES -- 11.8%
        310,486  Telephone & Data Systems, Inc.                       8,442,114
        246,385  T-Mobile US, Inc.                                    7,216,617
        198,424  United States Cellular Corp. (a)                     8,242,533
                                                                  -------------
                                                                     23,901,264
                                                                  -------------
                 TOTAL COMMON STOCKS -- 100.0%                      201,953,289
                 (Cost $192,054,120)                              -------------

                 MONEY MARKET FUNDS -- 0.7%
      1,442,790  Goldman Sachs Financial Square
                     Treasury Instruments Fund -
                     Institutional Class - 0.001% (c) (d)             1,442,790
                 (Cost $1,442,790)                                -------------

    PRINCIPAL
      VALUE
------------------

                 REPURCHASE AGREEMENTS -- 2.8%
     $5,609,690  JPMorgan Chase & Co., 0.02% (c), dated
                     04/30/14, due 05/01/14, with a maturity
                     value of $5,609,694. Collateralized by
                     U.S. Treasury Notes, interest rates of
                     0.750% to 4.000%, due 06/30/17 to
                     08/15/18. The value of the collateral
                     including accrued interest is
                     $5,729,167. (d)                                  5,609,690
                 (Cost $5,609,690)                                -------------


                 TOTAL INVESTMENTS -- 103.5%                         209,005,769
                 (Cost $199,106,600) (e)
                 NET OTHER ASSETS AND
                     LIABILITIES -- (3.5)%                           (6,970,573)
                                                                  -------------
                 NET ASSETS -- 100.0%                             $ 202,035,196
                                                                  =============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

APRIL 30, 2014 (UNAUDITED)


(a) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $6,891,542 and the total value of the collateral held by the Fund is $7,052,480.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of April 30, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,281,888 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,382,719.


-----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS                      LEVEL 1            LEVEL 2           LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*                $ 201,953,289       $         -        $       -
Money Market Funds                1,442,790                 -                -
Repurchase Agreements                     -         5,609,690                -
                           -----------------------------------------------------
Total Investments             $ 203,396,079       $ 5,609,690        $       -
                           =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
SECTOR FUNDS
APRIL 30, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or a Style Fund, each type having a separate report. This report covers the nine Sector Funds (each a "Fund" and collectively, the "Funds") listed below. The shares of each Sector Fund are listed and traded on the NYSE Arca, Inc.

    First Trust Consumer Discretionary AlphaDEX(R) Fund - (ticker "FXD")
    First Trust Consumer Staples AlphaDEX(R) Fund - (ticker "FXG")
    First Trust Energy AlphaDEX(R) Fund - (ticker "FXN")
    First Trust Financials AlphaDEX(R) Fund - (ticker "FXO")
    First Trust Health Care AlphaDEX(R) Fund - (ticker "FXH")
    First Trust Industrials/Producer Durables AlphaDEX(R) Fund - (ticker "FXR") First Trust Materials AlphaDEX(R) Fund - (ticker "FXZ")
    First Trust Technology AlphaDEX(R) Fund - (ticker "FXL")
    First Trust Utilities AlphaDEX(R) Fund - (ticker "FXU")

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Market quotations and prices used to value each Fund's investments are primarily obtained from third party pricing services. Each Fund's investments are valued as follows:

       Common stocks and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market, LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

       Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

       Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

    1) the type of security;
    2) the size of the holding;
    3) the initial cost of the security;
    4) transactions in comparable securities;
    5) price quotes from dealers and/or pricing services;
    6) relationships among various securities;
    7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
    8) an analysis of the issuer's financial statements; and
    9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

       o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

       o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            -  Quoted prices for similar investments in active markets.

            - Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            - Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            - Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

       o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of April 30, 2014, is included with each Fund's Portfolio of Investments.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
APRIL 30, 2014 (UNAUDITED)


B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At April 30, 2014, all the Sector Funds have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

ADDITIONAL INFORMATION

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
SECTOR FUNDS
APRIL 30, 2014 (UNAUDITED)


                             LICENSING INFORMATION

Each of the StrataQuant(R) Consumer Discretionary Index, StrataQuant(R) Consumer Staples Index, StrataQuant(R) Energy Index, StrataQuant(R) Financials Index, StrataQuant(R) Health Care Index, StrataQuant(R) Industrials Index, StrataQuant(R) Materials Index, StrataQuant(R) Technology Index and StrataQuant(R) Utilities Index (the "StrataQuant(R) Series") is a registered trademark of the NYSE Euronext or its affiliates ("NYSE Euronext") and is licensed for use by First Trust Portfolios L.P. for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by NYSE Euronext. NYSE Euronext makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or the Funds particularly or as to the result to be obtained by any person from the use of the StrataQuant(R) Series in connection with the trading of the Funds.

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2014 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS  -- 100.0%
               AEROSPACE & DEFENSE -- 2.9%
       13,817  Boeing (The) Co.                                   $   1,782,669
       39,789  General Dynamics Corp.                                 4,354,906
        9,340  Honeywell International, Inc.                            867,686
       29,335  L-3 Communications Holdings, Inc.                      3,384,379
       21,241  Lockheed Martin Corp.                                  3,486,498
       28,106  Northrop Grumman Corp.                                 3,415,160
        3,421  Precision Castparts Corp.                                865,821
       35,098  Raytheon Co.                                           3,351,157
       21,758  Rockwell Collins, Inc.                                 1,689,509
       88,227  Textron, Inc.                                          3,608,484
       14,835  United Technologies Corp.                              1,755,426
                                                                  -------------
                                                                     28,561,695
                                                                  -------------
               AIR FREIGHT & LOGISTICS -- 0.3%
       19,608  FedEx Corp.                                            2,671,590
                                                                  -------------
               AIRLINES -- 0.9%
      125,066  Delta Air Lines, Inc.                                  4,606,181
      183,542  Southwest Airlines Co.                                 4,436,210
                                                                  -------------
                                                                      9,042,391
                                                                  -------------
               AUTO COMPONENTS -- 1.4%
       70,495  BorgWarner, Inc.                                       4,380,559
       63,863  Delphi Automotive PLC                                  4,268,603
      132,668  Goodyear Tire & Rubber (The) Co.                       3,343,234
       36,630  Johnson Controls, Inc.                                 1,653,478
                                                                  -------------
                                                                     13,645,874
                                                                  -------------
               AUTOMOBILES -- 0.8%
      222,217  Ford Motor Co.                                         3,588,804
      125,885  General Motors Co.                                     4,340,515
                                                                  -------------
                                                                      7,929,319
                                                                  -------------
               BANKS -- 2.4%
      100,768  Bank of America Corp.                                  1,525,627
       21,564  BB&T Corp.                                               804,984
       72,828  Citigroup, Inc.                                        3,489,189
       33,459  Comerica, Inc.                                         1,614,062
      113,283  Fifth Third Bancorp                                    2,334,763
       86,918  Huntington Bancshares, Inc.                              796,169
       42,819  JPMorgan Chase & Co.                                   2,397,008
      121,712  KeyCorp                                                1,660,152
       14,293  M&T Bank Corp.                                         1,743,889
       29,876  PNC Financial Services Group (The), Inc.               2,510,779
      156,006  Regions Financial Corp.                                1,581,901
       20,229  U.S. Bancorp                                             824,939
       34,845  Wells Fargo & Co.                                      1,729,706


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               BANKS (CONTINUED)
       27,968  Zions Bancorporation                               $     808,834
                                                                  -------------
                                                                     23,822,002
                                                                  -------------
               BEVERAGES -- 1.9%
       38,644  Brown-Forman Corp., Class B                            3,467,140
       72,574  Coca-Cola Enterprises, Inc.                            3,297,763
       50,999  Constellation Brands, Inc., Class A (a)                4,071,760
       31,835  Dr. Pepper Snapple Group, Inc.                         1,764,296
       44,167  Molson Coors Brewing Co., Class B                      2,648,695
       37,443  Monster Beverage Corp. (a)                             2,507,183
       10,371  PepsiCo, Inc.                                            890,765
                                                                  -------------
                                                                     18,647,602
                                                                  -------------
               BIOTECHNOLOGY -- 1.1%
       28,475  Alexion Pharmaceuticals, Inc. (a)                      4,504,745
        7,023  Amgen, Inc.                                              784,820
       11,325  Biogen Idec, Inc. (a)                                  3,251,634
       12,223  Gilead Sciences, Inc. (a)                                959,384
        5,763  Regeneron Pharmaceuticals, Inc. (a)                    1,710,977
                                                                  -------------
                                                                     11,211,560
                                                                  -------------
               BUILDING PRODUCTS -- 0.1%
       39,018  Masco Corp.                                              783,872
                                                                  -------------
               CAPITAL MARKETS -- 2.1%
       31,497  Ameriprise Financial, Inc.                             3,516,010
       49,118  Bank of New York Mellon (The) Corp.                    1,663,627
        2,757  BlackRock, Inc.                                          829,857
      126,833  Charles Schwab (The) Corp.                             3,367,416
      150,599  E*TRADE Financial Corp. (a)                            3,380,947
       21,165  Goldman Sachs Group (The), Inc.                        3,382,590
       46,846  Invesco Ltd.                                           1,649,448
       17,670  Legg Mason, Inc.                                         828,546
       27,805  Morgan Stanley                                           860,009
       12,464  State Street Corp.                                       804,676
                                                                  -------------
                                                                     20,283,126
                                                                  -------------
               CHEMICALS -- 3.5%
       14,553  Air Products & Chemicals, Inc.                         1,710,268
       16,629  CF Industries Holdings, Inc.                           4,076,932
       71,348  Dow Chemical (The) Co.                                 3,560,265
       38,757  E.I. du Pont de Nemours & Co.                          2,609,121
       40,218  Eastman Chemical Co.                                   3,505,803
       24,078  Ecolab, Inc.                                           2,519,522
       22,644  FMC Corp.                                              1,743,588
       27,185  International Flavors & Fragrances, Inc.               2,678,266


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

APRIL 30, 2014 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS  (CONTINUED)
               CHEMICALS (CONTINUED)
       38,976  LyondellBasell Industries N.V., Class A            $   3,605,280
       17,325  Mosaic (The) Co.                                         866,943
       17,927  PPG Industries, Inc.                                   3,471,026
        6,612  Praxair, Inc.                                            863,197
        8,794  Sherwin-Williams (The) Co.                             1,757,393
        9,281  Sigma-Aldrich Corp.                                      892,925
                                                                  -------------
                                                                     33,860,529
                                                                  -------------
               COMMERCIAL SERVICES & SUPPLIES -- 1.8%
      144,685  ADT (The) Corp.                                        4,375,275
       43,616  Cintas Corp.                                           2,570,291
      166,719  Pitney Bowes, Inc.                                     4,468,069
      101,486  Republic Services, Inc.                                3,561,144
       61,316  Tyco International Ltd.                                2,507,824
                                                                  -------------
                                                                     17,482,603
                                                                  -------------
               COMMUNICATIONS EQUIPMENT -- 1.3%
      193,366  Cisco Systems, Inc.                                    4,468,688
       24,392  F5 Networks, Inc. (a)                                  2,565,307
       35,546  Harris Corp.                                           2,613,342
       26,958  Motorola Solutions, Inc.                               1,713,990
       21,971  QUALCOMM, Inc.                                         1,729,337
                                                                  -------------
                                                                     13,090,664
                                                                  -------------
               CONSTRUCTION & ENGINEERING -- 0.8%
       22,298  Fluor Corp.                                            1,687,959
       27,299  Jacobs Engineering Group, Inc. (a)                     1,575,152
      117,429  Quanta Services, Inc. (a)                              4,142,895
                                                                  -------------
                                                                      7,406,006
                                                                  -------------
               CONSTRUCTION MATERIALS -- 0.3%
       52,159  Vulcan Materials Co.                                   3,365,820
                                                                  -------------
               CONSUMER FINANCE -- 0.5%
        9,631  American Express Co.                                     842,038
       33,703  Capital One Financial Corp.                            2,490,652
       29,782  Discover Financial Services                            1,664,814
                                                                  -------------
                                                                      4,997,504
                                                                  -------------
               CONTAINERS & PACKAGING -- 1.2%
       17,107  Avery Dennison Corp.                                     832,426
       31,620  Ball Corp.                                             1,776,728
       66,261  Bemis Co., Inc.                                        2,666,343
       69,076  MeadWestvaco Corp.                                     2,698,799
       25,613  Owens-Illinois, Inc. (a)                                 813,981
       79,087  Sealed Air Corp.                                       2,713,475
                                                                  -------------
                                                                     11,501,752
                                                                  -------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               DISTRIBUTORS -- 0.2%
       19,957  Genuine Parts Co.                                  $   1,738,654
                                                                  -------------
               DIVERSIFIED CONSUMER SERVICES -- 0.3%
        3,695  Graham Holdings Co., Class B                           2,480,195
                                                                  -------------
               DIVERSIFIED FINANCIAL SERVICES -- 0.6%
       22,718  McGraw Hill Financial Inc.                             1,679,542
       21,850  Moody's Corp.                                          1,715,225
       70,389  NASDAQ OMX Group (The), Inc.                           2,597,354
                                                                  -------------
                                                                      5,992,121
                                                                  -------------
               DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.5%
      123,553  AT&T, Inc.                                             4,410,842
      105,549  CenturyLink, Inc.                                      3,684,716
      608,175  Frontier Communications Corp.                          3,618,641
       54,659  Verizon Communications, Inc.                           2,554,215
                                                                  -------------
                                                                     14,268,414
                                                                  -------------
               ELECTRIC UTILITIES -- 4.1%
       68,418  American Electric Power Co., Inc.                      3,681,573
       48,676  Duke Energy Corp.                                      3,625,875
       45,927  Edison International                                   2,597,631
       51,861  Entergy Corp.                                          3,759,922
      103,302  Exelon Corp.                                           3,618,669
      101,877  FirstEnergy Corp.                                      3,438,349
       18,125  NextEra Energy, Inc.                                   1,809,781
       57,138  Northeast Utilities                                    2,700,342
      126,958  Pepco Holdings, Inc.                                   3,397,396
       63,427  Pinnacle West Capital Corp.                            3,548,741
       78,451  PPL Corp.                                              2,615,556
       39,446  Southern (The) Co.                                     1,807,810
      114,180  Xcel Energy, Inc.                                      3,638,917
                                                                  -------------
                                                                     40,240,562
                                                                  -------------
               ELECTRICAL EQUIPMENT -- 0.5%
       34,619  Eaton Corp. PLC                                        2,514,724
       20,875  Rockwell Automation, Inc.                              2,487,883
                                                                  -------------
                                                                      5,002,607
                                                                  -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
                   -- 1.7%
       18,917  Amphenol Corp., Class A                                1,803,736
      208,136  Corning, Inc.                                          4,352,124
       96,303  FLIR Systems, Inc.                                     3,278,154
      240,737  Jabil Circuit, Inc.                                    4,155,121
       57,573  TE Connectivity Ltd.                                   3,395,655
                                                                  -------------
                                                                     16,984,790
                                                                  -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

APRIL 30, 2014 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS  (CONTINUED)
               ENERGY EQUIPMENT & SERVICES -- 4.6%
       39,983  Baker Hughes, Inc.                                 $   2,794,812
       28,050  Cameron International Corp. (a)                        1,822,128
       88,878  Diamond Offshore Drilling, Inc.                        4,853,628
       82,101  Ensco PLC, Class A                                     4,141,995
       73,590  Halliburton Co.                                        4,641,321
       40,290  Helmerich & Payne, Inc.                                4,377,509
      140,630  Nabors Industries Ltd.                                 3,588,878
       55,648  National Oilwell Varco, Inc.                           4,370,037
      132,347  Noble Corp. PLC                                        4,077,611
      128,652  Rowan Cos. PLC, Class A (a)                            3,977,920
       17,771  Schlumberger Ltd.                                      1,804,645
      104,821  Transocean Ltd.                                        4,514,640
                                                                  -------------
                                                                     44,965,124
                                                                  -------------
               FOOD & STAPLES RETAILING -- 1.5%
       34,734  CVS Caremark Corp.                                     2,525,857
       39,717  Kroger (The) Co.                                       1,828,571
      131,039  Safeway, Inc.                                          4,463,188
       23,993  Sysco Corp.                                              874,065
       65,616  Walgreen Co.                                           4,455,326
       11,330  Wal-Mart Stores, Inc.                                    903,114
                                                                  -------------
                                                                     15,050,121
                                                                  -------------
               FOOD PRODUCTS -- 2.1%
       39,945  Archer-Daniels-Midland Co.                             1,746,795
       19,318  Campbell Soup Co.                                        878,776
       55,850  ConAgra Foods, Inc.                                    1,703,983
       16,723  General Mills, Inc.                                      886,653
       16,607  Hershey (The) Co.                                      1,598,258
       70,366  Hormel Foods Corp.                                     3,355,754
       17,816  J.M. Smucker (The) Co.                                 1,722,451
       27,649  Kellogg Co.                                            1,847,783
       41,029  Keurig Green Mountain, Inc.                            3,843,597
       78,773  Tyson Foods, Inc., Class A                             3,306,103
                                                                  -------------
                                                                     20,890,153
                                                                  -------------
               GAS UTILITIES -- 0.3%
       53,094  AGL Resources, Inc.                                    2,867,076
                                                                  -------------
               HEALTH CARE EQUIPMENT & SUPPLIES -- 2.3%
       22,515  Abbott Laboratories                                      872,231
       11,770  Baxter International, Inc.                               856,738
       14,806  Becton, Dickinson and Co.                              1,673,522
      192,293  Boston Scientific Corp. (a)                            2,424,815
       23,416  C. R. Bard, Inc.                                       3,215,719
       43,098  CareFusion Corp. (a)                                   1,683,408
       23,537  Covidien PLC                                           1,677,011
       18,833  DENTSPLY International, Inc.                             840,517


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               HEALTH CARE EQUIPMENT & SUPPLIES (CONTINUED)
       11,681  Edwards Lifesciences Corp. (a)                     $     951,651
       42,247  Medtronic, Inc.                                        2,484,969
       26,504  St. Jude Medical, Inc.                                 1,682,209
       21,278  Stryker Corp.                                          1,654,364
       10,313  Varian Medical Systems, Inc. (a)                         820,399
       18,316  Zimmer Holdings, Inc.                                  1,772,989
                                                                  -------------
                                                                     22,610,542
                                                                  -------------
               HEALTH CARE PROVIDERS & SERVICES -- 3.6%
       34,685  Aetna, Inc.                                            2,478,243
       39,630  AmerisourceBergen Corp.                                2,583,084
       31,053  Cigna Corp.                                            2,485,482
       62,944  DaVita HealthCare Partners, Inc. (a)                   4,362,019
       30,748  Humana, Inc.                                           3,374,593
       26,472  Laboratory Corp. of America Holdings (a)               2,612,786
       24,543  McKesson Corp.                                         4,152,430
       74,809  Quest Diagnostics, Inc.                                4,184,067
       40,482  Tenet Healthcare Corp. (a)                             1,824,929
       31,703  UnitedHealth Group, Inc.                               2,378,993
       43,532  WellPoint, Inc.                                        4,382,802
                                                                  -------------
                                                                     34,819,428
                                                                  -------------
               HOTELS, RESTAURANTS & LEISURE -- 2.5%
       68,672  Carnival Corp.                                         2,699,496
        6,099  Chipotle Mexican Grill, Inc. (a)                       3,040,352
       51,212  Darden Restaurants, Inc.                               2,545,749
      246,547  International Game Technology                          3,094,165
       77,357  Marriott International, Inc., Class A                  4,481,291
       17,679  McDonald's Corp.                                       1,792,297
       10,878  Starwood Hotels & Resorts Worldwide, Inc.                833,799
       23,669  Wyndham Worldwide Corp.                                1,688,546
       19,505  Wynn Resorts Ltd.                                      3,976,874
                                                                  -------------
                                                                     24,152,569
                                                                  -------------
               HOUSEHOLD DURABLES -- 2.0%
      120,093  D.R. Horton, Inc.                                      2,675,672
       47,041  Garmin Ltd.                                            2,686,041
       40,730  Harman International Industries, Inc.                  4,464,415
       43,742  Lennar Corp., Class A                                  1,688,004
        6,379  Mohawk Industries, Inc. (a)                              844,643
      225,813  PulteGroup, Inc.                                       4,152,701
       23,194  Whirlpool Corp.                                        3,557,496
                                                                  -------------
                                                                     20,068,972
                                                                  -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

APRIL 30, 2014 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS  (CONTINUED)
               HOUSEHOLD PRODUCTS -- 0.2%
        7,862  Kimberly-Clark Corp.                               $     882,509
       10,749  Procter & Gamble (The) Co.                               887,330
                                                                  -------------
                                                                      1,769,839
                                                                  -------------
               INDEPENDENT POWER AND RENEWABLE ELECTRICITY
                   PRODUCERS -- 0.2%
       54,496  NRG Energy, Inc.                                       1,783,109
                                                                  -------------
               INDUSTRIAL CONGLOMERATES -- 0.2%
       66,942  General Electric Co.                                   1,800,070
                                                                  -------------
               INSURANCE -- 4.6%
       43,737  ACE Ltd.                                               4,475,170
       27,490  Aflac, Inc.                                            1,724,173
       45,951  Allstate (The) Corp.                                   2,616,909
       86,652  American International Group, Inc.                     4,603,821
       10,279  Aon PLC                                                  872,481
       53,364  Assurant, Inc.                                         3,597,267
       48,533  Chubb (The) Corp.                                      4,468,919
       35,625  Cincinnati Financial Corp.                             1,736,362
       48,873  Genworth Financial, Inc., Class A (a)                    872,383
       68,405  Lincoln National Corp.                                 3,318,327
       17,581  Marsh & McLennan Cos., Inc.                              866,919
       18,852  Principal Financial Group, Inc.                          883,028
       71,559  Progressive (The) Corp.                                1,735,306
       22,014  Torchmark Corp.                                        1,754,516
       50,924  Travelers (The) Cos., Inc.                             4,612,696
       73,638  Unum Group                                             2,446,254
      138,666  XL Group PLC                                           4,347,179
                                                                  -------------
                                                                     44,931,710
                                                                  -------------
               INTERNET & CATALOG RETAIL -- 1.2%
        2,585  Amazon.com, Inc. (a)                                     786,176
       47,814  Expedia, Inc.                                          3,394,316
        4,932  Netflix, Inc. (a)                                      1,588,302
        2,903  Priceline Group (The), Inc. (a)                        3,360,948
       38,257  TripAdvisor, Inc. (a)                                  3,088,870
                                                                  -------------
                                                                     12,218,612
                                                                  -------------
               INTERNET SOFTWARE & SERVICES -- 1.1%
       59,545  Akamai Technologies, Inc. (a)                          3,160,053
       15,693  eBay, Inc. (a)                                           813,368
       71,932  Facebook, Inc., Class A (a)                            4,300,095
        4,660  Google, Inc., Class A (a)                              2,492,541
                                                                  -------------
                                                                     10,766,057
                                                                  -------------
               IT SERVICES -- 2.3%
       12,715  Alliance Data Systems Corp. (a)                        3,075,759
       51,378  Cognizant Technology Solutions Corp., Class A
                    (a)                                               2,461,263
       71,256  Computer Sciences Corp.                                4,216,930


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               IT SERVICES (CONTINUED)
       32,430  Fidelity National Information Services, Inc.       $   1,732,735
       15,288  Fiserv, Inc. (a)                                         929,205
       13,504  International Business Machines Corp.                  2,653,131
       35,238  Teradata Corp. (a)                                     1,601,919
      105,939  Western Union (The) Co.                                1,681,252
      383,460  Xerox Corp.                                            4,636,031
                                                                  -------------
                                                                     22,988,225
                                                                  -------------
               LEISURE PRODUCTS -- 0.3%
       15,590  Hasbro, Inc.                                             861,503
       64,826  Mattel, Inc.                                           2,542,152
                                                                  -------------
                                                                      3,403,655
                                                                  -------------
               LIFE SCIENCES TOOLS & SERVICES -- 0.6%
       57,692  PerkinElmer, Inc.                                      2,421,333
       28,828  Thermo Fisher Scientific, Inc.                         3,286,392
                                                                  -------------
                                                                      5,707,725
                                                                  -------------
               MACHINERY -- 3.8%
       17,451  Caterpillar, Inc.                                      1,839,336
       11,632  Cummins, Inc.                                          1,754,687
       38,172  Deere & Co.                                            3,562,975
       53,001  Dover Corp.                                            4,579,286
       33,198  Flowserve Corp.                                        2,425,114
       74,710  Joy Global, Inc.                                       4,510,990
       51,407  PACCAR, Inc.                                           3,289,020
        9,689  Pall Corp.                                               815,329
       21,723  Parker Hannifin Corp.                                  2,756,214
       54,622  Pentair Ltd.                                           4,057,868
       22,903  Snap-on, Inc.                                          2,656,748
       21,336  Stanley Black & Decker, Inc.                           1,832,549
       71,390  Xylem, Inc.                                            2,683,550
                                                                  -------------
                                                                     36,763,666
                                                                  -------------
               MEDIA -- 2.1%
       14,019  CBS Corp., Class B                                       809,737
       56,698  DIRECTV (a)                                            4,399,765
       94,200  Gannett Co., Inc.                                      2,559,414
       50,563  Interpublic Group of Cos. (The), Inc.                    880,808
       11,943  Omnicom Group, Inc.                                      808,302
       25,260  Time Warner Cable, Inc.                                3,573,280
       39,802  Time Warner, Inc.                                      2,645,241
       54,219  Twenty-First Century Fox, Inc., Class A                1,736,092
       43,288  Walt Disney (The) Co.                                  3,434,470
                                                                  -------------
                                                                     20,847,109
                                                                  -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

APRIL 30, 2014 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS  (CONTINUED)
               METALS & MINING -- 0.9%
      211,780  Cliffs Natural Resources, Inc.                     $   3,752,742
      131,023  Freeport-McMoRan Copper & Gold, Inc.                   4,503,260
       17,149  Nucor Corp.                                              887,461
                                                                  -------------
                                                                      9,143,463
                                                                  -------------
               MULTILINE RETAIL -- 1.7%
       46,862  Dollar General Corp. (a)                               2,644,891
       59,762  Family Dollar Stores, Inc.                             3,511,017
       76,280  Kohl's Corp.                                           4,179,381
       29,234  Macy's, Inc.                                           1,678,909
       27,759  Nordstrom, Inc.                                        1,701,072
       42,975  Target Corp.                                           2,653,706
                                                                  -------------
                                                                     16,368,976
                                                                  -------------
               MULTI-UTILITIES -- 4.0%
       63,105  Ameren Corp.                                           2,606,868
       73,172  CenterPoint Energy, Inc.                               1,811,739
       88,787  CMS Energy Corp.                                       2,691,134
       64,609  Consolidated Edison, Inc.                              3,749,260
       12,201  Dominion Resources, Inc.                                 885,060
       46,672  DTE Energy Co.                                         3,646,950
       58,110  Integrys Energy Group, Inc.                            3,560,981
       48,781  NiSource, Inc.                                         1,771,726
       80,246  PG&E Corp.                                             3,657,613
       90,893  Public Service Enterprise Group, Inc.                  3,723,886
       67,557  SCANA Corp.                                            3,626,460
       17,921  Sempra Energy                                          1,767,190
      202,140  TECO Energy, Inc.                                      3,630,434
       37,230  Wisconsin Energy Corp.                                 1,804,910
                                                                  -------------
                                                                     38,934,211
                                                                  -------------
               OIL, GAS & CONSUMABLE FUELS -- 8.8%
       20,448  Anadarko Petroleum Corp.                               2,024,761
       52,247  Apache Corp.                                           4,535,040
      135,315  Chesapeake Energy Corp.                                3,890,306
       36,451  Chevron Corp.                                          4,575,330
       61,600  ConocoPhillips                                         4,577,496
      264,210  Denbury Resources, Inc.                                4,444,012
       44,174  EOG Resources, Inc.                                    4,329,052
       17,884  EQT Corp.                                              1,949,177
       44,369  Exxon Mobil Corp.                                      4,543,829
       52,290  Hess Corp.                                             4,662,176
      121,995  Marathon Oil Corp.                                     4,410,119
       49,778  Marathon Petroleum Corp.                               4,626,865
       55,150  Murphy Oil Corp.                                       3,498,165
      138,180  Newfield Exploration Co. (a)                           4,677,393
       12,193  Noble Energy, Inc.                                       875,214
       45,474  Occidental Petroleum Corp.                             4,354,136


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               OIL, GAS & CONSUMABLE FUELS (CONTINUED)
      106,084  Peabody Energy Corp.                               $   2,016,657
       56,228  Phillips 66                                            4,679,294
        4,631  Pioneer Natural Resources Co.                            895,033
      117,755  QEP Resources, Inc.                                    3,613,901
       75,336  Southwestern Energy Co. (a)                            3,607,088
       23,470  Spectra Energy Corp.                                     931,994
       68,529  Tesoro Corp.                                           3,857,497
       81,607  Valero Energy Corp.                                    4,665,472
                                                                  -------------
                                                                     86,240,007
                                                                  -------------
               PAPER & FOREST PRODUCTS -- 0.4%
       75,561  International Paper Co.                                3,524,921
                                                                  -------------
               PHARMACEUTICALS -- 2.5%
       21,043  Actavis PLC (a)                                        4,299,716
       20,947  Allergan, Inc.                                         3,473,851
       58,897  Eli Lilly & Co.                                        3,480,813
       37,570  Forest Laboratories, Inc. (a)                          3,453,059
       20,034  Hospira, Inc. (a)                                        917,557
        8,822  Johnson & Johnson                                        893,580
       15,268  Merck & Co., Inc.                                        894,094
       70,992  Mylan, Inc. (a)                                        3,604,974
       16,806  Perrigo Co. PLC                                        2,434,517
       26,978  Pfizer, Inc.                                             843,872
                                                                  -------------
                                                                     24,296,033
                                                                  -------------
               PROFESSIONAL SERVICES -- 0.3%
       12,730  Equifax, Inc.                                            901,411
       19,421  Nielsen N.V.                                             911,816
       20,669  Robert Half International, Inc.                          925,971
                                                                  -------------
                                                                      2,739,198
                                                                  -------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.3%
        6,595  AvalonBay Communities, Inc.                              900,547
        7,560  Boston Properties, Inc.                                  885,578
       14,940  Equity Residential                                       888,034
                                                                  -------------
                                                                      2,674,159
                                                                  -------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.3%
       94,778  CBRE Group, Inc., Class A (a)                          2,524,886
                                                                  -------------
               ROAD & RAIL -- 1.1%
       89,737  CSX Corp.                                              2,532,378
       17,828  Norfolk Southern Corp.                                 1,685,281
       43,365  Ryder System, Inc.                                     3,563,736
       13,857  Union Pacific Corp.                                    2,638,788
                                                                  -------------
                                                                     10,420,183
                                                                  -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

APRIL 30, 2014 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS  (CONTINUED)
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.0%
       16,306  Analog Devices, Inc.                               $     836,335
      127,314  Applied Materials, Inc.                                2,426,605
       62,093  First Solar, Inc. (a)                                  4,190,657
      167,892  Intel Corp.                                            4,481,038
       47,274  Lam Research Corp. (a)                                 2,723,455
       17,792  Linear Technology Corp.                                  791,744
      156,565  LSI Corp.                                              1,744,134
       54,430  Microchip Technology, Inc.                             2,587,602
      183,151  Micron Technology, Inc. (a)                            4,783,904
       96,786  NVIDIA Corp.                                           1,787,637
       18,389  Texas Instruments, Inc.                                  835,780
       47,902  Xilinx, Inc.                                           2,260,495
                                                                  -------------
                                                                     29,449,386
                                                                  -------------
               SOFTWARE -- 1.8%
       13,174  Adobe Systems, Inc. (a)                                  812,704
      139,926  CA, Inc.                                               4,217,370
       89,618  Electronic Arts, Inc. (a)                              2,536,189
       84,565  Microsoft Corp.                                        3,416,426
       63,553  Oracle Corp.                                           2,598,047
       15,186  Salesforce.com, Inc. (a)                                 784,357
      173,586  Symantec Corp.                                         3,520,324
                                                                  -------------
                                                                     17,885,417
                                                                  -------------
               SPECIALTY RETAIL -- 3.4%
       16,279  AutoNation, Inc. (a)                                     862,624
        8,060  AutoZone, Inc. (a)                                     4,303,153
      131,262  Best Buy Co., Inc.                                     3,403,624
       18,520  CarMax, Inc. (a)                                         810,805
      105,426  GameStop Corp., Class A                                4,183,304
       64,903  Gap (The), Inc.                                        2,550,688
       15,268  L Brands, Inc.                                           827,526
       17,719  Lowe's Cos., Inc.                                        813,479
       23,354  O'Reilly Automotive, Inc. (a)                          3,474,842
       37,733  PetSmart, Inc.                                         2,553,769
      382,127  Staples, Inc.                                          4,776,587
       14,293  TJX (The) Cos., Inc.                                     831,567
       12,261  Tractor Supply Co.                                       824,430
       95,055  Urban Outfitters, Inc. (a)                             3,389,186
                                                                  -------------
                                                                     33,605,584
                                                                  -------------
               TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 2.0%
       94,844  EMC Corp.                                              2,446,975
      133,915  Hewlett-Packard Co.                                    4,427,230
       46,967  NetApp, Inc.                                           1,672,495
       53,371  SanDisk Corp.                                          4,534,934
       46,300  Seagate Technology PLC                                 2,434,454


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
                   (CONTINUED)
       47,198  Western Digital Corp.                              $   4,159,560
                                                                  -------------
                                                                     19,675,648
                                                                  -------------
               TEXTILES, APPAREL & LUXURY GOODS -- 1.3%
       52,358  Coach, Inc.                                            2,337,785
        7,432  Fossil Group, Inc. (a)                                   792,623
       46,456  Michael Kors Holdings Ltd. (a)                         4,236,787
        6,947  PVH Corp.                                                872,335
       10,766  Ralph Lauren Corp.                                     1,629,649
       42,025  VF Corp.                                               2,567,307
                                                                  -------------
                                                                     12,436,486
                                                                  -------------
               THRIFTS & MORTGAGE FINANCE -- 0.1%
       58,289  People's United Financial, Inc.                          832,367
                                                                  -------------
               TOBACCO -- 0.4%
       48,084  Lorillard, Inc.                                        2,857,152
       10,589  Philip Morris International, Inc.                        904,618
                                                                  -------------
                                                                      3,761,770
                                                                  -------------
               TOTAL COMMON STOCKS -- 100.0%                        977,927,709
               (Cost $895,578,963)                                -------------

               MONEY MARKET FUNDS -- 0.0%
      326,743  Morgan Stanley Institutional Liquidity Fund -
                   Treasury Portfolio - Institutional Class -
                   0.03% (b)                                            326,743
               (Cost $326,743)                                    -------------

               TOTAL INVESTMENTS -- 100.0%                          978,254,452
               (Cost $895,905,706) (c)
               NET OTHER ASSETS AND
                   LIABILITIES -- (0.0)%                               (156,353)
                                                                  -------------
               NET ASSETS -- 100.0%                               $ 978,098,099
                                                                  =============


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of April 30, 2014.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $93,207,881 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,859,135.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

APRIL 30, 2014 (UNAUDITED)


-------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS                        LEVEL 1            LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*                  $ 977,927,709         $       -       $     -
Money Market Funds                    326,743                 -             -
                             ---------------------------------------------------
Total Investments               $ 978,254,452         $       -       $     -
                             ===================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS  -- 100.0%
                 AEROSPACE & DEFENSE -- 2.9%
         31,344  Alliant Techsystems, Inc.                        $   4,520,432
         30,801  B/E Aerospace, Inc. (a)                              2,703,404
         33,458  Esterline Technologies Corp. (a)                     3,647,591
        187,510  Exelis, Inc.                                         3,476,435
         43,571  Huntington Ingalls Industries, Inc.                  4,487,813
         68,993  Triumph Group, Inc.                                  4,471,436
                                                                  -------------
                                                                     23,307,111
                                                                  -------------
                 AIRLINES -- 1.1%
         47,754  Alaska Air Group, Inc.                               4,492,696
        512,739  JetBlue Airways Corp. (a)                            4,053,202
                                                                  -------------
                                                                      8,545,898
                                                                  -------------
                 AUTO COMPONENTS -- 0.2%
         56,529  Gentex Corp.                                         1,620,686
                                                                  -------------
                 AUTOMOBILES -- 0.3%
         43,784  Thor Industries, Inc.                                2,665,132
                                                                  -------------
                 BANKS -- 4.0%
         49,345  Associated Banc-Corp.                                  866,005
         35,702  BancorpSouth, Inc.                                     833,999
         11,320  City National Corp.                                    821,492
         19,196  Commerce Bancshares, Inc.                              834,642
         24,415  East West Bancorp, Inc.                                842,562
        377,202  First Niagara Financial Group, Inc.                  3,364,642
         42,783  FirstMerit Corp.                                       829,562
        141,678  Fulton Financial Corp.                               1,727,055
         48,628  Hancock Holding Co.                                  1,640,223
        106,598  International Bancshares Corp.                       2,447,490
         26,943  Prosperity Bancshares, Inc.                          1,589,637
         35,476  Signature Bank (a)                                   4,215,258
         34,602  SVB Financial Group (a)                              3,691,687
        106,981  TCF Financial Corp.                                  1,679,602
         70,309  Trustmark Corp.                                      1,607,967
        171,209  Valley National Bancorp (b)                          1,715,514
         86,073  Webster Financial Corp.                              2,594,240
                                                                  -------------
                                                                     31,301,577
                                                                  -------------
                 BIOTECHNOLOGY -- 0.6%
         36,548  Cubist Pharmaceuticals, Inc. (a)                     2,560,553
         18,957  United Therapeutics Corp. (a)                        1,895,889
                                                                  -------------
                                                                      4,456,442
                                                                  -------------
                 BUILDING PRODUCTS -- 0.7%
         19,365  A.O. Smith Corp.                                       905,507
         21,179  Fortune Brands Home & Security, Inc.                   843,983


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 BUILDING PRODUCTS (CONTINUED)
         49,014  Lennox International, Inc.                       $   4,108,844
                                                                  -------------
                                                                      5,858,334
                                                                  -------------
                 CAPITAL MARKETS -- 1.1%
          4,453  Affiliated Managers Group, Inc. (a)                    882,585
         29,178  Federated Investors, Inc., Class B (b)                 832,740
        245,946  Janus Capital Group, Inc.                            2,983,325
         60,521  Waddell & Reed Financial, Inc., Class A              4,082,141
                                                                  -------------
                                                                      8,780,791
                                                                  -------------
                 CHEMICALS -- 4.6%
         53,665  Albemarle Corp.                                      3,597,702
         44,789  Ashland, Inc.                                        4,326,617
         60,356  Cabot Corp.                                          3,488,577
         36,520  Cytec Industries, Inc.                               3,481,086
        115,282  Intrepid Potash, Inc. (a) (b)                        1,879,097
         55,211  Minerals Technologies, Inc.                          3,284,502
          9,121  NewMarket Corp.                                      3,395,931
        161,382  Olin Corp. (b)                                       4,534,834
         63,896  RPM International, Inc.                              2,725,803
         29,085  Scotts Miracle-Gro (The) Co., Class A                1,780,293
         31,595  Sensient Technologies Corp.                          1,707,710
         24,713  Valspar (The) Corp.                                  1,805,038
                                                                  -------------
                                                                     36,007,190
                                                                  -------------
                 COMMERCIAL SERVICES & SUPPLIES -- 1.7%
         32,530  Clean Harbors, Inc. (a)                              1,951,800
         24,487  Copart, Inc. (a)                                       888,144
         50,953  Deluxe Corp.                                         2,799,867
         83,207  Herman Miller, Inc.                                  2,565,272
         15,634  MSA Safety, Inc.                                       824,694
        149,352  R.R. Donnelley & Sons Co.                            2,628,595
         29,468  Rollins, Inc.                                          886,397
         20,318  Waste Connections, Inc.                                907,402
                                                                  -------------
                                                                     13,452,171
                                                                  -------------
                 COMMUNICATIONS EQUIPMENT -- 1.3%
         36,509  ADTRAN, Inc.                                           818,897
         78,375  Ciena Corp. (a)                                      1,549,474
         80,192  Plantronics, Inc.                                    3,493,965
        226,062  Riverbed Technology, Inc. (a)                        4,396,906
                                                                  -------------
                                                                     10,259,242
                                                                  -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

APRIL 30, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS  (CONTINUED)
                 CONSTRUCTION & ENGINEERING -- 1.5%
        138,507  AECOM Technology Corp. (a)                       $   4,490,397
        100,203  KBR, Inc.                                            2,542,150
         94,679  URS Corp.                                            4,461,275
                                                                  -------------
                                                                     11,493,822
                                                                  -------------
                 CONSTRUCTION MATERIALS -- 0.9%
         40,203  Eagle Materials, Inc.                                3,350,116
         27,774  Martin Marietta Materials, Inc.                      3,453,141
                                                                  -------------
                                                                      6,803,257
                                                                  -------------
                 CONTAINERS & PACKAGING -- 2.3%
         26,963  AptarGroup, Inc.                                     1,817,845
         67,910  Greif, Inc., Class A                                 3,680,043
         63,317  Packaging Corp. of America                           4,218,812
         42,207  Rock-Tenn Co., Class A                               4,035,411
         35,991  Silgan Holdings, Inc.                                1,790,552
         65,173  Sonoco Products Co.                                  2,742,480
                                                                  -------------
                                                                     18,285,143
                                                                  -------------
                 DIVERSIFIED CONSUMER SERVICES -- 1.0%
         78,077  Apollo Education Group, Inc. (a)                     2,253,302
         21,022  DeVry Education Group, Inc.                            946,621
         65,508  Matthews International Corp., Class A                2,643,248
         89,650  Service Corp. International                          1,682,730
                                                                  -------------
                                                                      7,525,901
                                                                  -------------
                 DIVERSIFIED FINANCIAL SERVICES -- 0.3%
         47,234  CBOE Holdings, Inc.                                  2,520,406
                                                                  -------------
                 DIVERSIFIED TELECOMMUNICATION SERVICES --
                     0.1%
         28,507  tw telecom, Inc. (a)                                   874,880
                                                                  -------------
                 ELECTRIC UTILITIES -- 2.9%
         52,856  Cleco Corp.                                          2,777,583
        164,780  Great Plains Energy, Inc.                            4,421,047
        140,227  Hawaiian Electric Industries, Inc. (b)               3,364,046
         64,260  IDACORP, Inc.                                        3,607,556
         48,485  OGE Energy Corp.                                     1,809,945
        131,873  PNM Resources, Inc.                                  3,650,245
        101,382  Westar Energy, Inc.                                  3,637,586
                                                                  -------------
                                                                     23,268,008
                                                                  -------------
                 ELECTRICAL EQUIPMENT -- 1.4%
         33,608  Acuity Brands, Inc.                                  4,186,549
         69,592  General Cable Corp.                                  1,782,947


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 ELECTRICAL EQUIPMENT (CONTINUED)
         22,301  Hubbell, Inc., Class B                           $   2,625,274
         36,766  Regal-Beloit Corp.                                   2,747,523
                                                                  -------------
                                                                     11,342,293
                                                                  -------------
                 ELECTRONIC EQUIPMENT, INSTRUMENTS &
                     COMPONENTS -- 3.0%
         60,051  Arrow Electronics, Inc. (a)                          3,407,894
         76,609  Avnet, Inc.                                          3,304,146
        120,586  Ingram Micro, Inc., Class A (a)                      3,250,999
         43,855  Tech Data Corp. (a)                                  2,740,499
         91,705  Trimble Navigation Ltd. (a)                          3,524,223
        299,444  Vishay Intertechnology, Inc.                         4,258,094
         51,355  Zebra Technologies Corp., Class A (a)                3,566,091
                                                                  -------------
                                                                     24,051,946
                                                                  -------------
                 ENERGY EQUIPMENT & SERVICES -- 3.5%
         88,427  Atwood Oceanics, Inc. (a)                            4,382,442
         25,834  CARBO Ceramics, Inc. (b)                             3,614,435
          7,948  Dril-Quip, Inc. (a)                                    899,078
        155,118  Helix Energy Solutions Group, Inc. (a)               3,729,036
        112,515  Patterson-UTI Energy, Inc.                           3,660,113
         57,941  Superior Energy Services, Inc.                       1,907,418
         91,645  Tidewater, Inc.                                      4,667,480
         68,152  Unit Corp. (a)                                       4,494,624
                                                                  -------------
                                                                     27,354,626
                                                                  -------------
                 FOOD PRODUCTS -- 2.8%
        288,210  Dean Foods Co.                                       4,565,246
         83,088  Flowers Foods, Inc.                                  1,704,966
         38,972  Hain Celestial Group (The), Inc. (a)                 3,352,372
         65,448  Ingredion, Inc.                                      4,610,812
         26,891  Lancaster Colony Corp.                               2,551,418
         29,764  Tootsie Roll Industries, Inc.                          839,047
        156,122  WhiteWave Foods (The) Co., Class A (a)               4,323,018
                                                                  -------------
                                                                     21,946,879
                                                                  -------------
                 GAS UTILITIES -- 1.4%
         75,634  Atmos Energy Corp.                                   3,860,359
         38,170  National Fuel Gas Co.                                2,810,839
         37,476  Questar Corp.                                          909,917
         58,614  UGI Corp.                                            2,736,688


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

APRIL 30, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS  (CONTINUED)
                 GAS UTILITIES (CONTINUED)
         22,245  WGL Holdings, Inc.                               $     885,129
                                                                  -------------
                                                                     11,202,932
                                                                  -------------
                 HEALTH CARE EQUIPMENT & SUPPLIES -- 2.4%
         17,207  Align Technology, Inc. (a)                             867,061
         12,973  Cooper (The) Cos., Inc.                              1,711,268
         69,369  Hill-Rom Holdings, Inc.                              2,591,626
         22,020  IDEXX Laboratories, Inc. (a)                         2,784,209
         32,629  Masimo Corp. (a)                                       873,152
         39,879  ResMed, Inc. (b)                                     1,987,968
         11,934  Sirona Dental Systems, Inc. (a)                        897,676
         55,989  STERIS Corp.                                         2,690,271
         33,238  Teleflex, Inc.                                       3,393,267
         24,888  Thoratec Corp. (a)                                     815,829
                                                                  -------------
                                                                     18,612,327
                                                                  -------------
                 HEALTH CARE PROVIDERS & SERVICES -- 3.9%
         91,004  Community Health Systems, Inc. (a)                   3,448,142
         78,606  Health Net, Inc. (a)                                 2,698,544
         29,859  Henry Schein, Inc. (a)                               3,410,794
         81,681  LifePoint Hospitals, Inc. (a)                        4,567,601
         71,891  MEDNAX, Inc. (a)                                     4,259,542
         29,867  Omnicare, Inc.                                       1,770,217
         50,881  Owens & Minor, Inc.                                  1,706,549
         32,575  Universal Health Services, Inc., Class B             2,664,309
         82,948  VCA Antech, Inc. (a)                                 2,540,697
         56,116  WellCare Health Plans, Inc. (a)                      3,786,146
                                                                  -------------
                                                                     30,852,541
                                                                  -------------
                 HEALTH CARE TECHNOLOGY -- 0.3%
        148,278  Allscripts Healthcare Solutions, Inc. (a)            2,256,791
                                                                  -------------
                 HOTELS, RESTAURANTS & LEISURE -- 2.8%
         35,625  Bob Evans Farms, Inc.                                1,669,744
         67,961  Brinker International, Inc.                          3,339,603
         37,422  Cheesecake Factory (The), Inc.                       1,679,874
         46,311  Domino's Pizza, Inc.                                 3,444,612
         78,652  International Speedway Corp., Class A                2,472,819
         92,634  Life Time Fitness, Inc. (a) (b)                      4,446,432
         10,098  Panera Bread Co., Class A (a)                        1,544,691
        129,811  Scientific Games Corp., Class A (a)                  1,555,136


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 HOTELS, RESTAURANTS & LEISURE (CONTINUED)
        195,424  Wendy's (The) Co.                                $   1,623,973
                                                                  -------------
                                                                     21,776,884
                                                                  -------------
                 HOUSEHOLD DURABLES -- 2.0%
         59,576  Jarden Corp. (a)                                     3,404,768
        157,555  M.D.C. Holdings, Inc.                                4,348,518
          3,883  NVR, Inc. (a)                                        4,181,991
         35,172  Tempur Sealy International, Inc. (a)                 1,764,931
         49,648  Toll Brothers, Inc. (a)                              1,699,948
                                                                  -------------
                                                                     15,400,156
                                                                  -------------
                 HOUSEHOLD PRODUCTS -- 0.5%
         12,901  Church & Dwight Co., Inc.                              890,298
         26,539  Energizer Holdings, Inc.                             2,964,141
                                                                  -------------
                                                                      3,854,439
                                                                  -------------
                 INDUSTRIAL CONGLOMERATES -- 0.2%
         22,465  Carlisle Cos., Inc.                                  1,847,746
                                                                  -------------
                 INSURANCE -- 7.4%
         10,938  Alleghany Corp. (a)                                  4,462,485
         61,765  American Financial Group, Inc.                       3,608,929
         56,190  Arthur J. Gallagher & Co.                            2,529,674
        112,237  Aspen Insurance Holdings Ltd.                        5,138,210
         57,941  Brown & Brown, Inc.                                  1,725,483
         29,113  Everest Re Group, Ltd.                               4,600,727
         85,034  Fidelity National Financial, Inc., Class A           2,736,394
        134,259  First American Financial Corp.                       3,571,289
         58,015  Hanover Insurance Group (The), Inc.                  3,390,977
         78,358  HCC Insurance Holdings, Inc.                         3,599,767
         91,004  Kemper Corp.                                         3,586,468
         19,767  Mercury General Corp.                                  946,049
        163,015  Old Republic International Corp.                     2,699,528
         18,914  Primerica, Inc.                                        867,964
         50,833  Protective Life Corp.                                2,600,108
         22,385  Reinsurance Group of America, Inc.                   1,717,153
         45,653  RenaissanceRe Holdings Ltd.                          4,620,540
         40,022  StanCorp Financial Group, Inc.                       2,445,344
         85,647  W. R. Berkley Corp.                                  3,789,023
                                                                  -------------
                                                                     58,636,112
                                                                  -------------
                 INTERNET & CATALOG RETAIL -- 0.2%
         29,837  HSN, Inc.                                            1,731,740
                                                                  -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

APRIL 30, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS  (CONTINUED)
                 INTERNET SOFTWARE & SERVICES -- 0.5%
         61,078  AOL, Inc. (a)                                    $   2,614,749
         63,312  Conversant, Inc. (a)                                 1,547,346
                                                                  -------------
                                                                      4,162,095
                                                                  -------------
                 IT SERVICES -- 1.9%
         25,910  Acxiom Corp. (a)                                       731,698
         71,982  Broadridge Financial Solutions, Inc.                 2,759,790
         40,673  Convergys Corp.                                        876,097
         37,604  DST Systems, Inc.                                    3,466,713
         25,667  Gartner, Inc. (a)                                    1,769,483
         50,127  Global Payments, Inc.                                3,349,987
         23,833  Science Applications International Corp.               929,487
          9,376  WEX, Inc. (a)                                          899,815
                                                                  -------------
                                                                     14,783,070
                                                                  -------------
                 LEISURE PRODUCTS -- 0.6%
         59,031  Brunswick Corp.                                      2,372,456
         19,135  Polaris Industries, Inc.                             2,570,404
                                                                  -------------
                                                                      4,942,860
                                                                  -------------
                 LIFE SCIENCES TOOLS & SERVICES -- 1.1%
          6,954  Bio-Rad Laboratories, Inc., Class A (a)                856,802
         59,076  Charles River Laboratories International,
                     Inc. (a)                                         3,173,563
         42,885  Covance, Inc. (a)                                    3,785,888
         10,437  Techne Corp.                                           932,128
                                                                  -------------
                                                                      8,748,381
                                                                  -------------
                 MACHINERY -- 5.5%
         80,777  AGCO Corp.                                           4,499,279
         15,540  CLARCOR, Inc.                                          897,590
         25,049  Crane Co.                                            1,821,814
         21,017  Donaldson Co., Inc.                                    884,606
         12,226  IDEX Corp.                                             911,693
        104,203  ITT Corp.                                            4,495,317
         80,464  Kennametal, Inc.                                     3,760,083
         12,378  Lincoln Electric Holdings, Inc.                        826,974
         60,548  Oshkosh Corp.                                        3,361,019
         80,464  Terex Corp.                                          3,483,287
         60,644  Timken (The) Co.                                     3,825,424
         61,827  Trinity Industries, Inc.                             4,640,735
         23,951  Valmont Industries, Inc.                             3,566,543
         45,995  Wabtec Corp.                                         3,428,927


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 MACHINERY (CONTINUED)
         64,375  Woodward, Inc.                                   $   2,885,931
                                                                  -------------
                                                                     43,289,222
                                                                  -------------
                 MARINE -- 0.3%
         26,402  Kirby Corp. (a)                                      2,656,569
                                                                  -------------
                 MEDIA -- 0.6%
         24,385  AMC Networks, Inc., Class A (a)                      1,601,363
         30,718  Cinemark Holdings, Inc.                                909,867
         15,458  John Wiley & Sons, Inc., Class A                       888,217
         38,388  Meredith Corp.                                       1,691,759
                                                                  -------------
                                                                      5,091,206
                                                                  -------------
                 METALS & MINING -- 1.7%
         26,987  Carpenter Technology Corp.                           1,694,783
         94,403  Commercial Metals Co.                                1,812,538
         21,598  Compass Minerals International, Inc.                 1,978,377
         50,446  Reliance Steel & Aluminum Co.                        3,572,586
        200,368  Steel Dynamics, Inc.                                 3,660,723
         23,296  Worthington Industries, Inc.                           857,293
                                                                  -------------
                                                                     13,576,300
                                                                  -------------
                 MULTILINE RETAIL -- 0.6%
        117,658  Big Lots, Inc. (a)                                   4,647,491
                                                                  -------------
                 MULTI-UTILITIES -- 1.5%
         62,743  Alliant Energy Corp.                                 3,669,211
         46,373  Black Hills Corp.                                    2,678,041
         77,920  MDU Resources Group, Inc.                            2,759,926
         67,871  Vectren Corp.                                        2,753,526
                                                                  -------------
                                                                     11,860,704
                                                                  -------------
                 OIL, GAS & CONSUMABLE FUELS -- 2.4%
         69,618  Bill Barrett Corp. (a)                               1,648,554
         37,411  Cimarex Energy Co.                                   4,456,398
         33,084  Energen Corp.                                        2,577,575
         25,039  Gulfport Energy Corp. (a)                            1,844,623
         93,646  HollyFrontier Corp.                                  4,924,843
         60,623  World Fuel Services Corp.                            2,760,772
         49,426  WPX Energy, Inc. (a)                                 1,051,785
                                                                  -------------
                                                                     19,264,550
                                                                  -------------
                 PAPER & FOREST PRODUCTS -- 0.9%
         31,762  Domtar Corp.                                         2,965,301
        264,121  Louisiana-Pacific Corp. (a)                          4,328,943
                                                                  -------------
                                                                      7,294,244
                                                                  -------------
                 PHARMACEUTICALS -- 0.8%
         25,962  Endo International PLC (a)                           1,634,178


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

APRIL 30, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS  (CONTINUED)
                 PHARMACEUTICALS (CONTINUED)
         43,003  Salix Pharmaceuticals Ltd. (a)                   $   4,730,330
                                                                  -------------
                                                                      6,364,508
                                                                  -------------
                 PROFESSIONAL SERVICES -- 0.3%
         12,003  Corporate Executive Board (The) Co.                    828,447
         11,304  Manpowergroup, Inc.                                    919,468
          7,814  Towers Watson & Co., Class A                           876,887
                                                                  -------------
                                                                      2,624,802
                                                                  -------------
                 REAL ESTATE INVESTMENT TRUSTS -- 2.6%
        142,266  Corrections Corp. of America                         4,666,325
         52,794  Duke Realty Corp.                                      924,951
         10,479  Essex Property Trust, Inc.                           1,815,591
         36,739  Extra Space Storage, Inc.                            1,922,552
          7,769  Federal Realty Investment Trust                        913,168
         45,638  Kilroy Realty Corp.                                  2,718,656
         13,055  Mid-America Apartment Communities, Inc.                909,281
         53,171  OMEGA Healthcare Investors, Inc. (b)                 1,849,287
         23,035  Potlatch Corp.                                         880,628
         58,232  Rayonier, Inc.                                       2,626,263
         39,661  Senior Housing Properties Trust                        930,844
                                                                  -------------
                                                                     20,157,546
                                                                  -------------
                 REAL ESTATE MANAGEMENT & DEVELOPMENT --
                     0.4%
         41,878  Alexander & Baldwin, Inc.                            1,562,468
         15,040  Jones Lang LaSalle, Inc.                             1,742,986
                                                                  -------------
                                                                      3,305,454
                                                                  -------------
                 ROAD & RAIL -- 1.8%
         86,770  Con-way, Inc.                                        3,685,990
          9,156  Genesee & Wyoming, Inc., Class A (a)                   906,535
         78,529  Old Dominion Freight Line, Inc. (a)                  4,761,213
        174,665  Werner Enterprises, Inc.                             4,471,424
                                                                  -------------
                                                                     13,825,162
                                                                  -------------
                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --
                     2.6%
        666,689  Advanced Micro Devices, Inc. (a) (b)                 2,726,758
        106,598  Atmel Corp. (a)                                        828,266
        129,245  Fairchild Semiconductor International,
                     Inc. (a)                                         1,645,289


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                     (CONTINUED)
        291,460  Integrated Device Technology, Inc. (a)           $   3,401,338
        118,753  Skyworks Solutions, Inc. (a)                         4,874,811
        189,200  SunEdison, Inc. (a)                                  3,638,316
        179,216  Teradyne, Inc. (a) (b)                               3,166,747
                                                                  -------------
                                                                     20,281,525
                                                                  -------------
                 SOFTWARE -- 1.3%
         15,055  ACI Worldwide, Inc. (a)                                860,393
        114,688  Cadence Design Systems, Inc. (a)                     1,784,545
         40,450  Fortinet, Inc. (a)                                     889,091
         16,837  MICROS Systems, Inc. (a)                               867,106
         50,306  PTC, Inc. (a)                                        1,779,323
         41,810  SolarWinds, Inc. (a)                                 1,685,779
         69,600  Synopsys, Inc. (a)                                   2,618,352
                                                                  -------------
                                                                     10,484,589
                                                                  -------------
                 SPECIALTY RETAIL -- 7.1%
        147,346  Aaron's, Inc.                                        4,342,287
        115,734  Abercrombie & Fitch Co., Class A                     4,254,382
         35,225  Advance Auto Parts, Inc.                             4,272,440
        218,418  American Eagle Outfitters, Inc.                      2,524,912
         64,451  ANN, Inc. (a)                                        2,525,835
        257,854  Ascena Retail Group, Inc. (a)                        4,435,089
         13,601  Cabela's, Inc. (a)                                     892,362
        166,777  Chico's FAS, Inc.                                    2,648,419
         57,050  CST Brands, Inc.                                     1,861,542
         32,635  Dick's Sporting Goods, Inc.                          1,718,559
         75,872  Foot Locker, Inc.                                    3,530,324
        161,440  Guess?, Inc.                                         4,344,350
         87,821  Murphy USA, Inc. (a)                                 3,732,393
        431,547  Office Depot, Inc. (a)                               1,765,027
        167,507  Rent-A-Center, Inc.                                  4,892,879
         42,088  Signet Jewelers Ltd.                                 4,264,356
         66,864  Williams-Sonoma, Inc.                                4,200,396
                                                                  -------------
                                                                     56,205,552
                                                                  -------------
                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
                     -- 1.3%
         15,065  3D Systems Corp. (a) (b)                               713,177
         89,357  Diebold, Inc.                                        3,360,717
         96,259  Lexmark International, Inc., Class A                 4,139,137
         73,146  NCR Corp. (a)                                        2,231,684
                                                                  -------------
                                                                     10,444,715
                                                                  -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

APRIL 30, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS  (CONTINUED)
                 TEXTILES, APPAREL & LUXURY GOODS -- 1.9%
         34,429  Carter's, Inc.                                   $   2,536,040
         33,530  Deckers Outdoor Corp. (a)                            2,647,194
         46,608  Hanesbrands, Inc.                                    3,826,051
         72,078  Kate Spade & Co. (a)                                 2,506,152
         77,732  Under Armour, Inc., Class A (a)                      3,800,317
                                                                  -------------
                                                                     15,315,754
                                                                  -------------
                 THRIFTS & MORTGAGE FINANCE -- 0.3%
         64,482  Astoria Financial Corp.                                855,031
        110,906  New York Community Bancorp, Inc.                     1,709,062
                                                                  -------------
                                                                      2,564,093
                                                                  -------------
                 TOBACCO -- 0.6%
         79,724  Universal Corp.                                      4,350,539
                                                                  -------------
                 TRADING COMPANIES & DISTRIBUTORS -- 1.4%
         39,385  GATX Corp.                                           2,584,837
         10,300  MSC Industrial Direct Co., Inc., Class A               937,918
         46,932  United Rentals, Inc. (a)                             4,403,630
         26,756  Watsco, Inc.                                         2,753,460
                                                                  -------------
                                                                     10,679,845
                                                                  -------------
                 WATER UTILITIES -- 0.1%
         35,548  Aqua America, Inc.                                     891,899
                                                                  -------------
                 WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
        170,000  Telephone & Data Systems, Inc.                       4,622,300
                                                                  -------------
                 TOTAL COMMON STOCKS -- 100.0%                      790,328,378
                 (Cost $721,404,691)

                 MONEY MARKET FUNDS -- 0.6%
      4,317,661  Goldman Sachs Financial Square
                     Treasury Instruments Fund -
                     Institutional Class - 0.001% (c) (d)             4,317,661
        777,969  Morgan Stanley Institutional Liquidity
                     Fund - Treasury Portfolio -
                     Institutional Class - 0.03% (c)                    777,969
                                                                  -------------
                 TOTAL MONEY MARKET                                   5,095,630
                     FUNDS -- 0.6%                                -------------
                 (Cost $5,095,630)

   PRINCIPAL
     VALUE       DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 REPURCHASE AGREEMENTS -- 2.1%
    $16,787,437  JPMorgan Chase & Co., 0.02% (c), dated
                     04/30/14, due 05/01/14, with a
                     maturity value of $16,787,446.
                     Collateralized by U.S. Treasury Notes,
                     interest rates of 0.750% to 4.000%,
                     due 06/30/17 to 08/15/18. The value of
                     the collateral including accrued
                     interest is $17,144,979. (d)                 $  16,787,437
                 (Cost $16,787,437)                               -------------

                 TOTAL INVESTMENTS -- 102.7%                        812,211,445
                 (Cost $743,287,758) (e)
                 NET OTHER ASSETS AND
                     LIABILITIES -- (2.7)%                          (21,482,057)
                                                                  -------------
                 NET ASSETS -- 100.0%                             $ 790,729,388
                                                                  =============


(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $20,577,602 and the total value of the collateral held by the Fund is $21,105,098.

(c)   Interest rate shown reflects yield as of April 30, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $78,131,084 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,207,397.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

APRIL 30, 2014 (UNAUDITED)


-----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS                      LEVEL 1            LEVEL 2           LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*                $ 790,328,378      $          -         $      -
Money Market Funds                5,095,630                 -                -
Repurchase Agreements                     -        16,787,437                -
                           -----------------------------------------------------
Total Investments             $ 795,424,008      $ 16,787,437         $      -
                           =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS -- 99.8%
                 AEROSPACE & DEFENSE -- 2.9%
         81,927  AAR Corp.                                        $   2,121,909
         31,692  Aerovironment, Inc. (a)                              1,070,239
         20,076  Curtiss-Wright Corp.                                 1,283,659
         47,192  Engility Holdings, Inc. (a)                          2,059,459
        116,366  GenCorp, Inc. (a) (b)                                2,043,387
         12,981  Moog, Inc., Class A (a)                                849,607
         27,243  National Presto Industries, Inc. (b)                 1,968,579
         60,961  Orbital Sciences Corp. (a)                           1,792,253
         92,991  TASER International, Inc. (a)                        1,501,805
         13,106  Teledyne Technologies, Inc. (a)                      1,217,023
                                                                  -------------
                                                                     15,907,920
                                                                  -------------
                 AIR FREIGHT & LOGISTICS -- 0.7%
         60,278  Atlas Air Worldwide Holdings, Inc. (a)               2,109,127
         27,664  Forward Air Corp.                                    1,223,579
         10,633  Hub Group, Inc., Class A (a)                           474,763
                                                                  -------------
                                                                      3,807,469
                                                                  -------------
                 AIRLINES -- 0.5%
          7,598  Allegiant Travel Co.                                   892,385
        166,615  SkyWest, Inc.                                        1,932,734
                                                                  -------------
                                                                      2,825,119
                                                                  -------------
                 AUTO COMPONENTS -- 1.3%
         28,798  Dorman Products, Inc. (a)                            1,657,325
         31,380  Drew Industries, Inc.                                1,579,042
         47,548  Standard Motor Products, Inc.                        1,806,348
        103,758  Superior Industries International, Inc.              2,193,444
                                                                  -------------
                                                                      7,236,159
                                                                  -------------
                 AUTOMOBILES -- 0.3%
         62,096  Winnebago Industries, Inc. (a)                       1,484,094
                                                                  -------------
                 BANKS -- 4.2%
         24,990  Bank of the Ozarks, Inc.                             1,496,901
         20,636  Banner Corp.                                           815,947
         49,615  BBCN Bancorp, Inc.                                     764,567
         62,853  Boston Private Financial Holdings, Inc.                786,291
         18,957  City Holding Co.                                       814,961
         29,818  Columbia Banking System, Inc.                          740,083
         21,794  Community Bank System, Inc.                            810,519
         31,731  F.N.B. Corp.                                           394,734
         47,036  First Commonwealth Financial Corp.                     404,039
         23,649  First Financial Bancorp                                382,877
         24,895  First Midwest Bancorp, Inc.                            407,531


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 BANKS (CONTINUED)
         14,627  Glacier Bancorp, Inc.                            $     375,329
         24,707  Home BancShares, Inc.                                  783,459
         10,800  Independent Bank Corp.                                 400,896
         34,767  NBT Bancorp, Inc.                                      787,473
         85,554  Old National Bancorp                                 1,208,023
          9,886  PacWest Bancorp                                        389,212
         34,025  Pinnacle Financial Partners, Inc.                    1,176,244
         41,809  PrivateBancorp, Inc.                                 1,152,674
         53,823  S&T Bancorp, Inc.                                    1,251,923
        111,993  Susquehanna Bancshares, Inc.                         1,160,247
         35,552  Taylor Capital Group, Inc. (a)                         756,902
         19,643  Texas Capital Bancshares, Inc. (a)                   1,103,740
         17,369  Tompkins Financial Corp.                               818,775
         13,144  UMB Financial Corp.                                    771,684
         13,886  United Bankshares, Inc.                                406,166
         43,813  United Community Banks, Inc. (a)                       707,580
         14,738  ViewPoint Financial Group, Inc.                        384,220
        114,919  Wilshire Bancorp, Inc.                               1,149,190
         17,476  Wintrust Financial Corp.                               783,274
                                                                  -------------
                                                                     23,385,461
                                                                  -------------
                 BEVERAGES -- 0.2%
          3,475  Boston Beer (The) Co., Inc., Class A (a)               854,989
                                                                  -------------
                 BIOTECHNOLOGY -- 0.8%
         22,432  Acorda Therapeutics, Inc. (a)                          795,214
         67,305  Emergent Biosolutions, Inc. (a)                      1,774,160
         31,609  Ligand Pharmaceuticals, Inc. (a)                     1,996,741
                                                                  -------------
                                                                      4,566,115
                                                                  -------------
                 BUILDING PRODUCTS -- 0.7%
         12,632  American Woodmark Corp. (a)                            379,086
         12,796  Apogee Enterprises, Inc.                               406,529
        142,446  Griffon Corp.                                        1,515,625
         12,035  Simpson Manufacturing Co., Inc.                        394,628
         23,050  Universal Forest Products, Inc.                      1,163,795
                                                                  -------------
                                                                      3,859,663
                                                                  -------------
                 CAPITAL MARKETS -- 1.8%
        131,539  Calamos Asset Management, Inc., Class A              1,602,145
         15,392  Evercore Partners, Inc., Class A                       822,395
         28,788  FXCM, Inc., Class A (b)                                445,638
         63,255  HFF, Inc., Class A                                   2,150,670
         63,149  Investment Technology Group, Inc. (a)                1,303,395
         46,419  Piper Jaffray Cos., Inc. (a)                         2,035,937


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

APRIL 30, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 CAPITAL MARKETS (CONTINUED)
         34,180  Stifel Financial Corp. (a)                       $   1,598,599
                                                                  -------------
                                                                      9,958,779
                                                                  -------------
                 CHEMICALS -- 3.1%
         11,726  A. Schulman, Inc.                                      421,198
         38,956  Calgon Carbon Corp. (a)                                780,289
         76,338  Flotek Industries, Inc. (a)                          2,138,227
         83,784  FutureFuel Corp.                                     1,681,545
          8,807  H.B. Fuller Co.                                        408,028
         46,293  Hawkins, Inc.                                        1,675,807
         14,998  Innophos Holdings, Inc.                                846,487
         10,313  Koppers Holdings, Inc.                                 440,365
         16,266  Kraton Performance Polymers, Inc. (a)                  423,729
         45,452  LSB Industries, Inc. (a)                             1,735,812
         57,993  PolyOne Corp.                                        2,172,998
         10,788  Quaker Chemical Corp.                                  802,951
         19,758  Stepan Co.                                           1,142,605
         73,916  Tredegar Corp.                                       1,538,192
         48,045  Zep, Inc.                                              830,698
                                                                  -------------
                                                                     17,038,931
                                                                  -------------
                 COMMERCIAL SERVICES & SUPPLIES -- 1.6%
         44,384  ABM Industries, Inc.                                 1,202,363
         13,902  G&K Services, Inc., Class A                            735,972
         29,264  Healthcare Services Group, Inc.                        851,582
         29,419  Mobile Mini, Inc.                                    1,299,731
         15,470  UniFirst Corp.                                       1,488,833
         41,412  United Stationers, Inc.                              1,554,192
         70,749  Viad Corp.                                           1,630,765
                                                                  -------------
                                                                      8,763,438
                                                                  -------------
                 COMMUNICATIONS EQUIPMENT -- 2.4%
         75,444  ARRIS Group, Inc. (a)                                1,968,334
         97,078  Bel Fuse, Inc., Class B                              2,112,417
         87,346  Black Box Corp.                                      1,856,976
         61,026  CalAmp Corp. (a)                                     1,083,212
         26,692  Comtech Telecommunications Corp.                       847,471
         83,784  Digi International, Inc. (a)                           742,326
         68,032  Ixia (a)                                               844,958
         37,818  NETGEAR, Inc. (a)                                    1,221,521
         47,350  Oplink Communications, Inc. (a)                        811,579
         48,706  PC-Tel, Inc.                                           401,825
         24,635  ViaSat, Inc. (a)                                     1,581,813
                                                                  -------------
                                                                     13,472,432
                                                                  -------------

SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 CONSTRUCTION & ENGINEERING -- 1.1%
         67,199  Aegion Corp. (a)                                 $   1,712,902
         83,701  Comfort Systems USA, Inc.                            1,255,515
         67,257  Dycom Industries, Inc. (a)                           2,111,870
          9,087  EMCOR Group, Inc.                                      417,911
         33,827  Orion Marine Group, Inc. (a)                           396,791
                                                                  -------------
                                                                      5,894,989
                                                                  -------------
                 CONSTRUCTION MATERIALS -- 0.7%
        160,939  Headwaters, Inc. (a)                                 2,008,519
         23,722  Texas Industries, Inc. (a) (b)                       2,056,697
                                                                  -------------
                                                                      4,065,216
                                                                  -------------
                 CONSUMER FINANCE -- 1.7%
         54,907  Cash America International, Inc.                     2,391,200
         18,608  Encore Capital Group, Inc. (a)                         804,238
        197,035  EZCORP, Inc., Class A (a)                            2,055,075
         65,315  Green Dot Corp., Class A (a)                         1,134,521
         14,698  Portfolio Recovery Associates, Inc. (a)                839,991
         28,317  World Acceptance Corp. (a) (b)                       2,055,814
                                                                  -------------
                                                                      9,280,839
                                                                  -------------
                 CONTAINERS & PACKAGING -- 0.2%
         64,036  Myers Industries, Inc.                               1,197,473
                                                                  -------------
                 DISTRIBUTORS -- 0.5%
         20,802  Pool Corp.                                           1,227,734
        155,410  VOXX International Corp. (a)                         1,826,068
                                                                  -------------
                                                                      3,053,802
                                                                  -------------
                 DIVERSIFIED CONSUMER SERVICES -- 0.9%
          6,733  Capella Education Co.                                  392,938
         65,760  Hillenbrand, Inc.                                    1,999,104
         59,303  ITT Educational Services, Inc. (a) (b)               1,601,181
         18,316  Strayer Education, Inc. (a) (b)                        780,811
                                                                  -------------
                                                                      4,774,034
                                                                  -------------
                 DIVERSIFIED TELECOMMUNICATION SERVICES --
                     0.9%
        118,002  8x8, Inc. (a)                                        1,144,619
         12,901  Atlantic Tele-Network, Inc.                            763,352
        175,945  Cbeyond, Inc. (a)                                    1,740,096
        149,063  General Communication, Inc., Class A (a)             1,556,218
                                                                  -------------
                                                                      5,204,285
                                                                  -------------
                 ELECTRIC UTILITIES -- 1.2%
         32,446  ALLETE, Inc.                                         1,679,405


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

APRIL 30, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 ELECTRIC UTILITIES (CONTINUED)
         47,602  El Paso Electric Co.                             $   1,800,307
         46,205  UIL Holdings Corp.                                   1,697,110
         21,249  UNS Energy Corp.                                     1,276,215
                                                                  -------------
                                                                      6,453,037
                                                                  -------------
                 ELECTRICAL EQUIPMENT -- 0.8%
          9,517  AZZ, Inc.                                              413,228
         26,296  Encore Wire Corp.                                    1,281,404
         18,410  EnerSys, Inc.                                        1,244,148
         10,000  Franklin Electric Co., Inc.                            386,700
         19,685  Powell Industries, Inc.                              1,246,454
                                                                  -------------
                                                                      4,571,934
                                                                  -------------
                 ELECTRONIC EQUIPMENT, INSTRUMENTS &
                     COMPONENTS -- 5.2%
         63,463  Agilysys, Inc. (a)                                     795,826
          4,188  Anixter International, Inc.                            410,340
          7,717  Badger Meter, Inc.                                     382,377
         18,328  Belden, Inc.                                         1,352,790
         93,863  Benchmark Electronics, Inc. (a)                      2,175,744
         13,013  Coherent, Inc. (a)                                     777,006
         61,092  CTS Corp.                                            1,086,827
         88,645  Daktronics, Inc.                                     1,154,158
          8,023  FARO Technologies, Inc. (a)                            320,118
         12,382  FEI Co.                                                984,617
         82,670  II-VI, Inc. (a)                                      1,190,448
         84,668  Insight Enterprises, Inc. (a)                        2,211,528
         13,622  Littelfuse, Inc.                                     1,233,472
         25,067  Measurement Specialties, Inc. (a)                    1,613,061
         41,605  Methode Electronics, Inc.                            1,154,123
         41,122  Newport Corp. (a)                                      768,159
         14,207  OSI Systems, Inc. (a)                                  792,893
         14,235  Park Electrochemical Corp.                             379,505
         42,446  Plexus Corp. (a)                                     1,779,336
         53,239  Rofin-Sinar Technologies, Inc. (a)                   1,181,906
          6,812  Rogers Corp. (a)                                       408,856
        121,834  Sanmina Corp. (a)                                    2,467,139
         10,429  ScanSource, Inc. (a)                                   400,578
         28,061  SYNNEX Corp. (a)                                     1,890,750
        251,598  TTM Technologies, Inc. (a)                           1,985,108
                                                                  -------------
                                                                     28,896,665
                                                                  -------------
                 ENERGY EQUIPMENT & SERVICES -- 3.0%
         77,563  Basic Energy Services, Inc. (a)                      2,049,214
         28,152  Bristow Group, Inc.                                  2,162,074
         43,745  C&J Energy Services, Inc. (a)                        1,314,975
         29,014  Era Group, Inc. (a)                                    828,350
         29,070  Exterran Holdings, Inc.                              1,250,591


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 ENERGY EQUIPMENT & SERVICES (CONTINUED)
         78,705  Gulf Island Fabrication, Inc.                    $   1,578,822
         40,679  Hornbeck Offshore Services, Inc. (a)                 1,685,331
         62,937  Matrix Service Co. (a)                               1,949,159
         98,502  Pioneer Energy Services Corp. (a)                    1,474,575
         19,681  SEACOR Holdings, Inc. (a)                            1,641,199
         22,984  Tesco Corp. (a)                                        459,680
         33,219  TETRA Technologies, Inc. (a)                           415,237
                                                                  -------------
                                                                     16,809,207
                                                                  -------------
                 FOOD & STAPLES RETAILING -- 0.8%
         35,888  Andersons (The), Inc.                                2,235,463
         12,582  Casey's General Stores, Inc.                           863,880
         73,279  Spartan Stores, Inc.                                 1,578,430
                                                                  -------------
                                                                      4,677,773
                                                                  -------------
                 FOOD PRODUCTS -- 2.2%
         59,753  Calavo Growers, Inc.                                 1,857,721
         13,546  Cal-Maine Foods, Inc.                                  807,748
         63,716  Darling International, Inc. (a)                      1,274,957
         60,865  Diamond Foods, Inc. (a) (b)                          1,860,643
          8,861  J&J Snack Foods Corp.                                  829,390
         27,086  Sanderson Farms, Inc.                                2,228,365
         67,535  Seneca Foods Corp., Class A (a)                      1,917,994
         30,167  Snyder's-Lance, Inc.                                   801,235
          5,906  TreeHouse Foods, Inc. (a)                              442,005
                                                                  -------------
                                                                     12,020,058
                                                                  -------------
                 GAS UTILITIES -- 1.2%
         27,054  Laclede Group (The), Inc.                            1,282,630
         38,646  Northwest Natural Gas Co.                            1,710,858
         36,044  Piedmont Natural Gas Co., Inc. (b)                   1,290,015
          7,581  South Jersey Industries, Inc.                          435,529
         31,820  Southwest Gas Corp.                                  1,750,418
                                                                  -------------
                                                                      6,469,450
                                                                  -------------
                 HEALTH CARE EQUIPMENT & SUPPLIES -- 2.9%
         48,986  ABIOMED, Inc. (a) (b)                                1,160,478
          5,178  Analogic Corp.                                         388,764
         41,382  Anika Therapeutics, Inc. (a)                         1,768,667
         25,220  Cantel Medical Corp.                                   836,295
          9,786  CONMED Corp.                                           453,385
        128,073  CryoLife, Inc.                                       1,162,903
         13,033  Cyberonics, Inc. (a)                                   771,032
         43,536  Cynosure, Inc., Class A (a)                          1,068,374
         27,779  Greatbatch, Inc. (a)                                 1,278,667
         13,047  Haemonetics Corp. (a)                                  396,107
         21,303  ICU Medical, Inc. (a)                                1,188,281


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

APRIL 30, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 HEALTH CARE EQUIPMENT & SUPPLIES
                     (CONTINUED)
         19,514  Meridian Bioscience, Inc.                        $     389,695
         59,469  Merit Medical Systems, Inc. (a)                        765,366
         82,403  Natus Medical, Inc. (a)                              2,046,067
          9,459  Neogen Corp. (a)                                       395,150
         55,350  NuVasive, Inc. (a)                                   1,865,849
          9,653  West Pharmaceutical Services, Inc.                     418,747
                                                                  -------------
                                                                     16,353,827
                                                                  -------------
                 HEALTH CARE PROVIDERS & SERVICES -- 3.1%
         73,628  Almost Family, Inc. (a)                              1,580,793
         61,892  AMN Healthcare Services, Inc. (a)                      772,412
         36,126  AmSurg Corp. (a)                                     1,564,617
         46,084  Bio-Reference Laboratories, Inc. (a) (b)             1,170,534
          6,831  Centene Corp. (a)                                      453,578
          4,754  Chemed Corp. (b)                                       395,866
         42,725  CorVel Corp. (a)                                     1,945,697
         19,487  Ensign Group (The), Inc.                               828,198
         37,874  Hanger, Inc. (a)                                     1,313,092
         24,808  Healthways, Inc. (a)                                   446,544
         36,311  Kindred Healthcare, Inc.                               911,406
         96,374  LHC Group, Inc. (a)                                  2,002,652
         35,822  Magellan Health Services, Inc. (a)                   2,067,646
         22,641  Molina Healthcare, Inc. (a)                            846,773
          2,732  MWI Veterinary Supply, Inc. (a)                        427,940
         15,197  PharMerica Corp. (a)                                   413,206
                                                                  -------------
                                                                     17,140,954
                                                                  -------------
                 HEALTH CARE TECHNOLOGY -- 0.5%
          6,582  Computer Programs & Systems, Inc.                      415,522
         15,650  Medidata Solutions, Inc. (a)                           568,251
         59,427  Omnicell, Inc. (a)                                   1,573,627
                                                                  -------------
                                                                      2,557,400
                                                                  -------------
                 HOTELS, RESTAURANTS & LEISURE -- 3.0%
          4,361  Biglari Holdings, Inc. (a)                           1,870,956
         12,999  BJ's Restaurants, Inc. (a)                             371,122
        128,849  Boyd Gaming Corp. (a)                                1,522,995
         11,422  Buffalo Wild Wings, Inc. (a)                         1,668,983
          8,745  Cracker Barrel Old Country Store, Inc.                 828,501
         16,266  Interval Leisure Group, Inc.                           419,175
         28,857  Jack in the Box, Inc. (a)                            1,545,004
        101,845  Marcus (The) Corp.                                   1,703,867


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 HOTELS, RESTAURANTS & LEISURE (CONTINUED)
          7,605  Marriott Vacations Worldwide Corp. (a)           $     414,320
         45,893  Monarch Casino & Resort, Inc. (a)                      736,124
         40,798  Papa John's International, Inc.                      1,789,400
         53,823  Pinnacle Entertainment, Inc. (a)                     1,252,461
         11,864  Red Robin Gourmet Burgers, Inc. (a)                    806,515
         35,170  Ruth's Hospitality Group, Inc.                         442,790
         55,972  Sonic Corp. (a)                                      1,065,707
         16,304  Texas Roadhouse, Inc.                                  403,361
                                                                  -------------
                                                                     16,841,281
                                                                  -------------
                 HOUSEHOLD DURABLES -- 2.6%
         39,627  Blyth, Inc. (b)                                        371,305
         33,415  Ethan Allen Interiors, Inc.                            811,316
         30,709  Helen of Troy Ltd. (a)                               1,925,454
         41,433  iRobot Corp. (a) (b)                                 1,388,006
         47,070  La-Z-Boy, Inc.                                       1,140,506
         94,826  M/I Homes, Inc. (a)                                  2,111,775
         50,764  Meritage Homes Corp. (a)                             1,958,475
         53,243  Ryland Group (The), Inc.                             2,043,999
        204,670  Standard Pacific Corp. (a)                           1,635,313
         33,228  Universal Electronics, Inc. (a)                      1,241,066
                                                                  -------------
                                                                     14,627,215
                                                                  -------------
                 HOUSEHOLD PRODUCTS -- 0.4%
        154,245  Central Garden & Pet Co., Class A (a)                1,275,606
         10,963  WD-40 Co.                                              798,545
                                                                  -------------
                                                                      2,074,151
                                                                  -------------
                 INSURANCE -- 3.5%
         29,050  AMERISAFE, Inc.                                      1,238,982
         41,851  eHealth, Inc. (a)                                    1,753,138
         58,648  Horace Mann Educators Corp.                          1,763,545
         18,862  Infinity Property & Casualty Corp.                   1,210,375
         20,779  Navigators Group (The), Inc. (a)                     1,183,780
         47,743  ProAssurance Corp.                                   2,168,487
          9,611  RLI Corp.                                              413,850
         39,480  Safety Insurance Group, Inc.                         2,120,471
         91,167  Selective Insurance Group, Inc.                      2,091,371
         60,518  Stewart Information Services Corp.                   1,845,799
         70,050  United Fire Group, Inc.                              1,948,791
        133,922  Universal Insurance Holdings, Inc.                   1,959,279
                                                                  -------------
                                                                     19,697,868
                                                                  -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

APRIL 30, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 INTERNET & CATALOG RETAIL -- 0.3%
         13,367  FTD Cos., Inc. (a)                               $     405,555
         28,215  Nutrisystem, Inc.                                      423,225
         63,416  PetMed Express, Inc. (b)                               830,115
                                                                  -------------
                                                                      1,658,895
                                                                  -------------
                 INTERNET SOFTWARE & SERVICES -- 1.6%
         51,870  comScore, Inc. (a)                                   1,625,087
         25,932  Dealertrack Technologies, Inc. (a)                   1,184,833
        113,995  Dice Holdings, Inc. (a)                                872,062
          8,496  j2 Global, Inc.                                        393,875
         48,968  Liquidity Services, Inc. (a)                           844,698
         47,360  LogMeIn, Inc. (a)                                    2,152,512
        170,535  Monster Worldwide, Inc. (a)                          1,174,986
          5,527  OpenTable, Inc. (a)                                    371,193
         23,466  Perficient, Inc. (a)                                   428,724
                                                                  -------------
                                                                      9,047,970
                                                                  -------------
                 IT SERVICES -- 2.2%
         28,808  CACI International, Inc., Class A (a)                2,006,477
         10,945  Cardtronics, Inc. (a)                                  366,439
         65,315  CSG Systems International, Inc.                      1,721,703
         41,268  ExlService Holdings, Inc. (a)                        1,167,678
         10,258  Heartland Payment Systems, Inc.                        419,962
         58,811  Higher One Holdings, Inc. (a)                          352,278
         26,963  iGATE Corp. (a)                                        986,846
         18,957  MAXIMUS, Inc.                                          806,999
        106,996  Sykes Enterprises, Inc. (a)                          2,117,451
         69,392  TeleTech Holdings, Inc. (a)                          1,674,429
         25,378  Virtusa Corp. (a)                                      836,713
                                                                  -------------
                                                                     12,456,975
                                                                  -------------
                 LIFE SCIENCES TOOLS & SERVICES -- 0.8%
        119,271  Affymetrix, Inc. (a)                                   886,184
        112,666  Cambrex Corp. (a)                                    2,308,526
         31,444  PAREXEL International Corp. (a)                      1,425,985
                                                                  -------------
                                                                      4,620,695
                                                                  -------------
                 MACHINERY -- 3.6%
         49,804  Actuant Corp., Class A                               1,686,363
         19,367  Astec Industries, Inc.                                 773,712
         33,158  Barnes Group, Inc.                                   1,277,246
         11,597  CIRCOR International, Inc.                             941,792
         17,553  EnPro Industries, Inc. (a)                           1,249,949
         12,083  ESCO Technologies, Inc.                                403,814
        114,148  Federal Signal Corp. (a)                             1,732,767
         55,042  John Bean Technologies Corp.                         1,595,668


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 MACHINERY (CONTINUED)
         14,466  Lindsay Corp. (b)                                $   1,274,889
         92,961  Lydall, Inc. (a)                                     2,176,217
         70,891  Mueller Industries, Inc.                             2,051,586
         31,743  Standex International Corp.                          1,884,582
          6,480  Tennant Co.                                            413,359
         89,563  Titan International, Inc.                            1,568,248
         13,458  Toro (The) Co.                                         855,121
                                                                  -------------
                                                                     19,885,313
                                                                  -------------
                 MARINE -- 0.1%
         34,443  Matson, Inc.                                           815,955
                                                                  -------------
                 MEDIA -- 0.9%
        144,299  Harte-Hanks, Inc.                                    1,160,164
         97,747  Live Nation Entertainment, Inc. (a)                  2,040,957
         49,327  Scholastic Corp.                                     1,623,352
                                                                  -------------
                                                                      4,824,473
                                                                  -------------
                 METALS & MINING -- 2.7%
        235,569  AK Steel Holding Corp. (a) (b)                       1,648,983
         61,268  Globe Specialty Metals, Inc.                         1,187,374
         29,768  Kaiser Aluminum Corp.                                2,095,667
         37,595  Materion Corp.                                       1,265,072
         59,262  Olympic Steel, Inc.                                  1,562,146
         61,224  RTI International Metals, Inc. (a)                   1,724,068
        114,842  Stillwater Mining Co. (a)                            1,812,207
         55,850  SunCoke Energy, Inc. (a)                             1,165,589
         55,698  U.S. Silica Holdings, Inc. (b)                       2,515,879
                                                                  -------------
                                                                     14,976,985
                                                                  -------------
                 MULTILINE RETAIL -- 0.5%
        118,046  Fred's, Inc., Class A                                2,150,798
         30,050  Tuesday Morning Corp. (a)                              420,099
                                                                  -------------
                                                                      2,570,897
                                                                  -------------
                 MULTI-UTILITIES -- 0.6%
         55,491  Avista Corp.                                         1,784,035
         26,894  NorthWestern Corp.                                   1,301,132
                                                                  -------------
                                                                      3,085,167
                                                                  -------------
                 OIL, GAS & CONSUMABLE FUELS -- 4.0%
        101,674  Approach Resources, Inc. (a) (b)                     2,109,736
         39,768  Carrizo Oil & Gas, Inc. (a)                          2,188,035
         80,454  Cloud Peak Energy, Inc. (a)                          1,584,139
         74,433  Comstock Resources, Inc.                             2,069,237
         44,533  Contango Oil & Gas Co. (a)                           2,139,365
        445,237  Forest Oil Corp. (a)                                   828,141


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

APRIL 30, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 OIL, GAS & CONSUMABLE FUELS (CONTINUED)
         56,769  Green Plains Renewable Energy, Inc.              $   1,697,393
         13,659  PDC Energy, Inc. (a)                                   869,669
        121,556  Penn Virginia Corp. (a)                              2,022,692
        372,984  PetroQuest Energy, Inc. (a)                          2,245,364
         40,524  Stone Energy Corp. (a)                               1,987,702
        197,584  Swift Energy Co. (a) (b)                             2,436,211
                                                                  -------------
                                                                     22,177,684
                                                                  -------------
                 PAPER & FOREST PRODUCTS -- 1.8%
         74,232  Boise Cascade Co. (a)                                1,857,285
         27,139  Clearwater Paper Corp. (a)                           1,666,063
         73,717  KapStone Paper & Packaging Corp. (a)                 1,944,654
         24,664  Neenah Paper, Inc.                                   1,242,326
         62,484  P.H. Glatfelter Co.                                  1,594,592
         39,936  Schweitzer-Mauduit International, Inc.               1,742,807
                                                                  -------------
                                                                     10,047,727
                                                                  -------------
                 PERSONAL PRODUCTS -- 0.3%
         11,743  Inter Parfums, Inc.                                    429,676
         43,850  Medifast, Inc. (a)                                   1,387,853
                                                                  -------------
                                                                      1,817,529
                                                                  -------------
                 PHARMACEUTICALS -- 0.8%
         38,655  Akorn, Inc. (a)                                        974,879
         48,282  Impax Laboratories, Inc. (a)                         1,262,574
         26,194  Questcor Pharmaceuticals, Inc. (b)                   2,152,623
                                                                  -------------
                                                                      4,390,076
                                                                  -------------
                 PROFESSIONAL SERVICES -- 2.1%
         74,379  CDI Corp.                                            1,139,486
         21,186  Heidrick & Struggles International, Inc.               399,356
         89,592  Kelly Services, Inc., Class A                        1,886,808
         28,566  Korn/Ferry International (a)                           829,842
        113,934  Navigant Consulting, Inc. (a)                        1,914,091
         55,092  On Assignment, Inc. (a)                              1,928,220
         60,355  Resources Connection, Inc.                             821,432
         72,659  TrueBlue, Inc. (a)                                   1,943,628
         15,156  WageWorks, Inc. (a)                                    642,160
                                                                  -------------
                                                                     11,505,023
                                                                  -------------
                 REAL ESTATE INVESTMENT TRUSTS -- 2.3%
         16,118  Acadia Realty Trust                                    437,281
         13,982  Agree Realty Corp.                                     417,642
         12,602  American Assets Trust, Inc.                            427,838


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
         25,100  Associated Estates Realty Corp.                  $     421,178
        134,345  Capstead Mortgage Corp.                              1,716,929
         74,141  Cousins Properties, Inc.                               862,260
         36,187  DiamondRock Hospitality Co.                            444,015
         23,892  EPR Properties                                       1,280,850
         26,377  Geo Group (The), Inc.                                  884,421
         45,019  Getty Realty Corp.                                     851,759
         16,873  Government Properties Income Trust                     429,418
        120,910  Inland Real Estate Corp.                             1,263,510
         27,161  LaSalle Hotel Properties                               898,486
         11,300  LTC Properties, Inc.                                   436,519
         33,245  Medical Properties Trust, Inc.                         448,808
         30,491  Sabra Health Care REIT, Inc.                           913,815
          5,789  Sovran Self Storage, Inc.                              439,385
                                                                  -------------
                                                                     12,574,114
                                                                  -------------
                 ROAD & RAIL -- 1.7%
         57,537  ArcBest Corp.                                        2,268,108
         74,958  Heartland Express, Inc.                              1,631,086
         73,532  Knight Transportation, Inc.                          1,744,914
         50,539  Roadrunner Transportation Systems, Inc. (a)          1,244,776
         55,640  Saia, Inc. (a)                                       2,290,699
                                                                  -------------
                                                                      9,179,583
                                                                  -------------
                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                     -- 2.9%
         69,421  Advanced Energy Industries, Inc. (a)                 1,518,932
         38,902  Brooks Automation, Inc.                                397,968
         19,327  Cabot Microelectronics Corp. (a)                       838,212
        106,996  Cirrus Logic, Inc. (a)                               2,386,011
         32,558  Diodes, Inc. (a)                                       858,554
         74,815  GT Advanced Technologies, Inc. (a) (b)               1,242,677
          6,745  Hittite Microwave Corp.                                400,383
        168,597  Kulicke & Soffa Industries, Inc. (a)                 2,480,062
         14,226  MKS Instruments, Inc.                                  400,462
         43,869  Monolithic Power Systems, Inc. (a)                   1,627,540
         25,856  Power Integrations, Inc.                             1,221,179
         35,422  Synaptics, Inc. (a) (b)                              2,201,477
         17,994  Tessera Technologies, Inc.                             394,608
                                                                  -------------
                                                                     15,968,065
                                                                  -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

APRIL 30, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS (CONTINUED)
                 SOFTWARE -- 2.3%
         12,097  Bottomline Technologies (de), Inc. (a)           $     382,749
        124,546  Ebix, Inc. (b)                                       1,965,336
        124,784  EPIQ Systems, Inc.                                   1,595,987
         23,459  Interactive Intelligence Group, Inc. (a)             1,467,830
         48,553  Manhattan Associates, Inc. (a)                       1,530,876
         45,258  NetScout Systems, Inc. (a)                           1,763,252
         12,400  Synchronoss Technologies, Inc. (a)                     377,456
         96,945  Take-Two Interactive Software, Inc. (a)              1,975,739
         22,873  Tangoe, Inc. (a)                                       344,010
        112,786  VASCO Data Security International, Inc. (a)          1,286,888
                                                                  -------------
                                                                     12,690,123
                                                                  -------------
                 SPECIALTY RETAIL -- 6.7%
         20,345  Barnes & Noble, Inc. (a)                               333,658
        132,461  Big 5 Sporting Goods Corp.                           1,617,349
         48,063  Brown Shoe Co., Inc.                                 1,133,806
         27,852  Buckle (The), Inc. (b)                               1,308,766
         78,625  Cato (The) Corp., Class A                            2,240,026
         42,682  Children's Place Retail Stores (The), Inc.           2,048,736
         64,327  Christopher & Banks Corp. (a)                          401,401
         62,784  Finish Line (The), Inc., Class A                     1,728,444
         22,808  Genesco, Inc. (a)                                    1,741,847
         25,903  Group 1 Automotive, Inc.                             1,868,383
         57,266  Haverty Furniture Cos., Inc.                         1,462,574
         16,082  Hibbett Sports, Inc. (a) (b)                           866,016
         26,451  Jos. A. Bank Clothiers, Inc. (a) (b)                 1,707,412
         45,993  Kirkland's, Inc. (a)                                   786,940
         19,194  Lithia Motors, Inc., Class A                         1,425,730
         83,977  MarineMax, Inc. (a)                                  1,348,671
         34,724  Men's Wearhouse (The), Inc.                          1,645,223
         22,426  Monro Muffler Brake, Inc.                            1,264,826
         23,459  Outerwall, Inc. (a) (b)                              1,626,882
        100,283  Pep Boys-Manny, Moe & Jack (The) (a)                 1,024,892
         70,553  Select Comfort Corp. (a)                             1,298,175
         56,744  Sonic Automotive, Inc., Class A                      1,381,149
         69,563  Stage Stores, Inc.                                   1,334,218
         91,050  Stein Mart, Inc.                                     1,138,125
         17,896  Vitamin Shoppe, Inc. (a)                               856,860
        101,674  Zale Corp. (a)                                       2,174,807
         70,165  Zumiez, Inc. (a)                                     1,715,534
                                                                  -------------
                                                                     37,480,450
                                                                  -------------


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
                     -- 1.0%
         49,088  Electronics for Imaging, Inc. (a)                $   1,855,035
        131,506  Intevac, Inc. (a)                                    1,058,623
        166,746  QLogic Corp. (a)                                     1,930,919
         48,958  Super Micro Computer, Inc. (a)                         996,785
                                                                  -------------
                                                                      5,841,362
                                                                  -------------
                 TEXTILES, APPAREL & LUXURY GOODS -- 1.7%
         29,701  G-III Apparel Group Ltd. (a)                         2,131,641
         32,483  Iconix Brand Group, Inc. (a)                         1,380,527
         18,670  Movado Group, Inc.                                     733,357
         16,312  Oxford Industries, Inc.                              1,076,755
        154,731  Perry Ellis International, Inc. (a)                  2,336,438
         11,637  Skechers U.S.A., Inc., Class A (a)                     477,001
         11,818  Steven Madden Ltd. (a)                                 420,839
         29,786  Wolverine World Wide, Inc.                             836,987
                                                                  -------------
                                                                      9,393,545
                                                                  -------------
                 THRIFTS & MORTGAGE FINANCE -- 0.9%
         67,066  Bank Mutual Corp.                                      403,737
         19,834  BofI Holding, Inc. (a)                               1,598,819
         90,276  Brookline Bancorp, Inc.                                819,706
         50,083  Dime Community Bancshares, Inc.                        816,353
         29,123  Northwest Bancshares, Inc.                             387,045
         46,293  Provident Financial Services, Inc.                     804,572
         60,398  TrustCo Bank Corp.                                     399,231
                                                                  -------------
                                                                      5,229,463
                                                                  -------------
                 TRADING COMPANIES & DISTRIBUTORS -- 0.6%
         26,443  Applied Industrial Technologies, Inc.                1,267,149
          8,958  DXP Enterprises, Inc. (a)                            1,014,135
         31,357  Kaman Corp.                                          1,316,053
                                                                  -------------
                                                                      3,597,337
                                                                  -------------
                 WATER UTILITIES -- 0.1%
         26,336  American States Water Co.                              799,561
                                                                  -------------
                 WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
         31,496  NTELOS Holdings Corp. (b)                              434,330
        117,006  USA Mobility, Inc.                                   2,004,313
                                                                  -------------
                                                                      2,438,643
                                                                  -------------
                 TOTAL COMMON STOCKS -- 99.8%                       554,895,637
                 (Cost $520,524,428)                              -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

APRIL 30, 2014 (UNAUDITED)


SHARES           DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                 MONEY MARKET FUNDS -- 1.3%
      5,818,801  Goldman Sachs Financial Square
                     Treasury Instruments Fund -
                     Institutional Class - 0.001% (c) (d)         $   5,818,801
      1,151,184  Morgan Stanley Institutional Liquidity
                     Fund - Treasury Portfolio -
                     Institutional Class - 0.03% (c)                  1,151,184
                                                                  -------------
                 TOTAL MONEY MARKET FUNDS -- 1.3%                     6,969,985
                 (Cost $6,969,985)

   PRINCIPAL
     VALUE
---------------

                 REPURCHASE AGREEMENTS -- 4.1%
    $22,624,001  JPMorgan Chase & Co., 0.02% (c), dated
                     04/30/14, due 05/01/14, with a
                     maturity value of $22,624,014.
                     Collateralized by U.S. Treasury Notes,
                     interest rates of 0.750% to 4.000%,
                     due 06/30/17 to 08/15/18. The value of
                     the collateral including accrued
                     interest is   $23,105,851. (d)                  22,624,001
                 (Cost $22,624,001)                               -------------

                 TOTAL INVESTMENTS -- 105.2%                        584,489,623
                 (Cost $550,118,414) (e)
                 NET OTHER ASSETS AND
                     LIABILITIES -- (5.2)%                          (28,712,249)
                                                                  -------------
                 NET ASSETS -- 100.0%                             $ 555,777,374
                                                                  =============


(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $27,783,403 and the total value of the collateral held by the Fund is $28,442,802.

(c)   Interest rate shown reflects yield as of April 30, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $46,877,819 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $12,506,610.


-----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS                      LEVEL 1            LEVEL 2           LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*                $ 554,895,637      $          -         $     -
Money Market Funds                6,969,985                 -               -
Repurchase Agreements                     -        22,624,001               -
                           -----------------------------------------------------
Total Investments             $ 561,865,622      $ 22,624,001         $     -
                           =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

              COMMON STOCKS  -- 100.0%
              AEROSPACE & DEFENSE -- 0.7%
      47,911  L-3 Communications Holdings, Inc.                   $   5,527,492
                                                                  -------------
              AIR FREIGHT & LOGISTICS -- 0.5%
      32,896  FedEx Corp.                                             4,482,080
                                                                  -------------
              AUTOMOBILES -- 1.4%
     362,888  Ford Motor Co.                                          5,860,641
     164,474  General Motors Co.                                      5,671,064
                                                                  -------------
                                                                     11,531,705
                                                                  -------------
              BANKS -- 2.4%
      82,283  Bank of America Corp.                                   1,245,765
      35,233  BB&T Corp.                                              1,315,248
      91,611  Citigroup, Inc.                                         4,389,083
      46,624  JPMorgan Chase & Co.                                    2,610,011
      11,670  M&T Bank Corp.                                          1,423,857
      50,123  PNC Financial Services Group (The), Inc.                4,212,337
      33,017  U.S. Bancorp                                            1,346,433
      56,904  Wells Fargo & Co.                                       2,824,714
                                                                  -------------
                                                                     19,367,448
                                                                  -------------
              BEVERAGES -- 0.7%
      74,083  Molson Coors Brewing Co., Class B                       4,442,757
      16,946  PepsiCo, Inc.                                           1,455,492
                                                                  -------------
                                                                      5,898,249
                                                                  -------------
              CAPITAL MARKETS -- 1.2%
      80,212  Bank of New York Mellon (The) Corp.                     2,716,780
      26,614  Goldman Sachs Group (The), Inc.                         4,253,449
      28,864  Legg Mason, Inc.                                        1,353,433
      45,407  Morgan Stanley                                          1,404,439
                                                                  -------------
                                                                      9,728,101
                                                                  -------------
              CHEMICALS -- 1.9%
      27,882  CF Industries Holdings, Inc.                            6,835,830
     116,503  Dow Chemical (The) Co.                                  5,813,500
      28,302  Mosaic (The) Co.                                        1,416,232
      15,160  Sigma-Aldrich Corp.                                     1,458,543
                                                                  -------------
                                                                     15,524,105
                                                                  -------------
              COMMERCIAL SERVICES & SUPPLIES -- 1.6%
     242,654  ADT (The) Corp.                                         7,337,857
     165,723  Republic Services, Inc.                                 5,815,220
                                                                  -------------
                                                                     13,153,077
                                                                  -------------
              COMMUNICATIONS EQUIPMENT -- 1.1%
     252,605  Cisco Systems, Inc.                                     5,837,702


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

              COMMUNICATIONS EQUIPMENT (CONTINUED)
      44,023  Motorola Solutions, Inc.                            $   2,798,982
                                                                  -------------
                                                                      8,636,684
                                                                  -------------
              CONSTRUCTION & ENGINEERING -- 0.3%
      18,201  Fluor Corp.                                             1,377,816
      22,289  Jacobs Engineering Group, Inc. (a)                      1,286,075
                                                                  -------------
                                                                      2,663,891
                                                                  -------------
              CONSUMER FINANCE -- 0.5%
      56,510  Capital One Financial Corp.                             4,176,089
                                                                  -------------
              CONTAINERS & PACKAGING -- 1.3%
      27,927  Avery Dennison Corp.                                    1,358,928
     111,118  Bemis Co., Inc.                                         4,471,388
     115,854  MeadWestvaco Corp.                                      4,526,416
                                                                  -------------
                                                                     10,356,732
                                                                  -------------
              DIVERSIFIED FINANCIAL SERVICES -- 0.5%
     118,041  NASDAQ OMX Group (The), Inc.                            4,355,713
                                                                  -------------
              DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.7%
     207,233  AT&T, Inc.                                              7,398,218
     172,385  CenturyLink, Inc.                                       6,017,960
     765,007  Frontier Communications Corp.                           4,551,792
      91,667  Verizon Communications, Inc.                            4,283,599
                                                                  -------------
                                                                     22,251,569
                                                                  -------------
              ELECTRIC UTILITIES -- 7.7%
     111,744  American Electric Power Co., Inc.                       6,012,945
      61,223  Duke Energy Corp.                                       4,560,501
      77,021  Edison International                                    4,356,308
      84,682  Entergy Corp.                                           6,139,445
     168,679  Exelon Corp.                                            5,908,825
     166,349  FirstEnergy Corp.                                       5,614,279
      14,804  NextEra Energy, Inc.                                    1,478,179
      95,829  Northeast Utilities                                     4,528,879
     212,913  Pepco Holdings, Inc.                                    5,697,552
     103,565  Pinnacle West Capital Corp.                             5,794,462
     131,583  PPL Corp.                                               4,386,977
      64,413  Southern (The) Co.                                      2,952,048
     186,467  Xcel Energy, Inc.                                       5,942,703
                                                                  -------------
                                                                     63,373,103
                                                                  -------------
              ELECTRICAL EQUIPMENT -- 0.3%
      37,678  Eaton Corp. PLC                                         2,736,930
                                                                  -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

APRIL 30, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

              COMMON STOCKS  (CONTINUED)
              ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
                  -- 1.7%
     349,058  Corning, Inc.                                       $   7,298,803
     403,751  Jabil Circuit, Inc.                                     6,968,742
                                                                  -------------
                                                                     14,267,545
                                                                  -------------
              ENERGY EQUIPMENT & SERVICES -- 6.8%
      67,063  Baker Hughes, Inc.                                      4,687,704
      22,906  Cameron International Corp. (a)                         1,487,974
     149,044  Diamond Offshore Drilling, Inc.                         8,139,293
     137,691  Ensco PLC, Class A                                      6,946,511
     229,657  Nabors Industries Ltd.                                  5,860,846
      93,328  National Oilwell Varco, Inc.                            7,329,048
     221,973  Noble Corp. PLC                                         6,838,988
     215,775  Rowan Cos. PLC, Class A (a)                             6,671,763
     175,792  Transocean Ltd.                                         7,571,361
                                                                  -------------
                                                                     55,533,488
                                                                  -------------
              FOOD & STAPLES RETAILING -- 1.1%
      37,805  CVS Caremark Corp.                                      2,749,179
      64,840  Kroger (The) Co.                                        2,985,234
      39,172  Sysco Corp.                                             1,427,036
      18,514  Wal-Mart Stores, Inc.                                   1,475,751
                                                                  -------------
                                                                      8,637,200
                                                                  -------------
              FOOD PRODUCTS -- 2.1%
      65,229  Archer-Daniels-Midland Co.                              2,852,464
      91,222  ConAgra Foods, Inc.                                     2,783,183
      29,105  J.M. Smucker (The) Co.                                  2,813,872
      45,135  Kellogg Co.                                             3,016,372
     128,628  Tyson Foods, Inc., Class A                              5,398,517
                                                                  -------------
                                                                     16,864,408
                                                                  -------------
              GAS UTILITIES -- 0.6%
      89,060  AGL Resources, Inc.                                     4,809,240
                                                                  -------------
              HEALTH CARE EQUIPMENT & SUPPLIES -- 1.4%
      36,753  Abbott Laboratories                                     1,423,811
      35,191  CareFusion Corp. (a)                                    1,374,561
      30,734  DENTSPLY International, Inc.                            1,371,658
      19,085  Edwards Lifesciences Corp. (a)                          1,554,855
      45,990  Medtronic, Inc.                                         2,705,132
      29,923  Zimmer Holdings, Inc.                                   2,896,546
                                                                  -------------
                                                                     11,326,563
                                                                  -------------
              HEALTH CARE PROVIDERS & SERVICES -- 3.8%
      37,751  Aetna, Inc.                                             2,697,309
      50,220  Humana, Inc.                                            5,511,645


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

              HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
      44,396  Laboratory Corp. of America Holdings (a)            $   4,381,885
     125,474  Quest Diagnostics, Inc.                                 7,017,761
      53,188  UnitedHealth Group, Inc.                                3,991,227
      73,001  WellPoint, Inc.                                         7,349,741
                                                                  -------------
                                                                     30,949,568
                                                                  -------------
              HOTELS, RESTAURANTS & LEISURE -- 1.7%
     115,177  Carnival Corp.                                          4,527,608
      55,759  Darden Restaurants, Inc.                                2,771,780
     402,630  International Game Technology                           5,053,006
      14,439  McDonald's Corp.                                        1,463,826
                                                                  -------------
                                                                     13,816,220
                                                                  -------------
              HOUSEHOLD DURABLES -- 2.1%
     201,412  D.R. Horton, Inc.                                       4,487,459
     378,712  PulteGroup, Inc.                                        6,964,514
      37,881  Whirlpool Corp.                                         5,810,188
                                                                  -------------
                                                                     17,262,161
                                                                  -------------
              HOUSEHOLD PRODUCTS -- 0.2%
      17,562  Procter & Gamble (The) Co.                              1,449,743
                                                                  -------------
              INDEPENDENT POWER AND RENEWABLE ELECTRICITY
                  PRODUCERS -- 0.2%
      44,511  NRG Energy, Inc.                                        1,456,400
                                                                  -------------
              INDUSTRIAL CONGLOMERATES -- 0.4%
     109,329  General Electric Co.                                    2,939,857
                                                                  -------------
              INSURANCE -- 7.2%
      73,363  ACE Ltd.                                                7,506,502
      44,906  Aflac, Inc.                                             2,816,504
      50,032  Allstate (The) Corp.                                    2,849,323
     145,325  American International Group, Inc.                      7,721,117
      87,142  Assurant, Inc.                                          5,874,242
      63,397  Chubb (The) Corp.                                       5,837,596
      58,164  Cincinnati Financial Corp.                              2,834,914
      79,827  Genworth Financial, Inc., Class A (a)                   1,424,912
      30,779  Principal Financial Group, Inc.                         1,441,688
     116,865  Progressive (The) Corp.                                 2,833,976
      85,401  Travelers (The) Cos., Inc.                              7,735,623
     123,492  Unum Group                                              4,102,404
     181,151  XL Group PLC                                            5,679,084
                                                                  -------------
                                                                     58,657,885
                                                                  -------------
              IT SERVICES -- 2.5%
     119,494  Computer Sciences Corp.                                 7,071,655


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

APRIL 30, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

              COMMON STOCKS  (CONTINUED)
              IT SERVICES (CONTINUED)
      14,711  International Business Machines Corp.               $   2,890,270
      28,766  Teradata Corp. (a)                                      1,307,702
      86,511  Western Union (The) Co.                                 1,372,930
     643,146  Xerox Corp.                                             7,775,635
                                                                  -------------
                                                                     20,418,192
                                                                  -------------
              LEISURE PRODUCTS -- 0.5%
     108,709  Mattel, Inc.                                            4,263,023
                                                                  -------------
              MACHINERY -- 3.3%
      28,489  Caterpillar, Inc.                                       3,002,741
      18,992  Cummins, Inc.                                           2,864,943
      48,030  Deere & Co.                                             4,483,120
      69,252  Dover Corp.                                             5,983,373
      97,604  Joy Global, Inc.                                        5,893,330
      23,641  Parker Hannifin Corp.                                   2,999,570
      17,415  Stanley Black & Decker, Inc.                            1,495,774
                                                                  -------------
                                                                     26,722,851
                                                                  -------------
              MEDIA -- 1.2%
     157,989  Gannett Co., Inc.                                       4,292,561
      43,332  Time Warner, Inc.                                       2,879,845
      88,538  Twenty-First Century Fox, Inc., Class A                 2,834,987
                                                                  -------------
                                                                     10,007,393
                                                                  -------------
              METALS & MINING -- 1.7%
     355,204  Cliffs Natural Resources, Inc.                          6,294,215
     219,766  Freeport-McMoRan Copper & Gold, Inc.                    7,553,357
                                                                  -------------
                                                                     13,847,572
                                                                  -------------
              MULTILINE RETAIL -- 3.1%
      78,589  Dollar General Corp. (a)                                4,435,563
      97,587  Family Dollar Stores, Inc.                              5,733,236
     127,944  Kohl's Corp.                                            7,010,052
      47,743  Macy's, Inc.                                            2,741,881
      22,665  Nordstrom, Inc.                                         1,388,911
      72,065  Target Corp.                                            4,450,014
                                                                  -------------
                                                                     25,759,657
                                                                  -------------
              MULTI-UTILITIES -- 6.9%
     105,838  Ameren Corp.                                            4,372,168
      59,735  CenterPoint Energy, Inc.                                1,479,039
      96,675  CMS Energy Corp.                                        2,930,219
     105,515  Consolidated Edison, Inc.                               6,123,035
      58,699  DTE Energy Co.                                          4,586,740
      94,902  Integrys Energy Group, Inc.                             5,815,595
      79,662  NiSource, Inc.                                          2,893,324


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

              MULTI-UTILITIES (CONTINUED)
     131,038  PG&E Corp.                                          $   5,972,712
     148,432  Public Service Enterprise Group, Inc.                   6,081,259
     110,303  SCANA Corp.                                             5,921,065
      14,622  Sempra Energy                                           1,441,875
     330,087  TECO Energy, Inc.                                       5,928,362
      60,804  Wisconsin Energy Corp.                                  2,947,778
                                                                  -------------
                                                                     56,493,171
                                                                  -------------
              OIL, GAS & CONSUMABLE FUELS -- 13.8%
      33,392  Anadarko Petroleum Corp.                                3,306,476
      87,620  Apache Corp.                                            7,605,416
     220,965  Chesapeake Energy Corp.                                 6,352,744
      61,119  Chevron Corp.                                           7,671,657
     103,311  ConocoPhillips                                          7,677,040
     443,135  Denbury Resources, Inc.                                 7,453,531
      74,404  Exxon Mobil Corp.                                       7,619,714
      87,691  Hess Corp.                                              7,818,529
     204,604  Marathon Oil Corp.                                      7,396,435
      83,496  Marathon Petroleum Corp.                                7,760,953
      69,369  Murphy Oil Corp.                                        4,400,076
      76,273  Occidental Petroleum Corp.                              7,303,140
     173,227  Peabody Energy Corp.                                    3,293,045
      94,315  Phillips 66                                             7,848,894
     192,296  QEP Resources, Inc.                                     5,901,564
     111,894  Tesoro Corp.                                            6,298,513
     136,863  Valero Energy Corp.                                     7,824,458
                                                                  -------------
                                                                    113,532,185
                                                                  -------------
              PAPER & FOREST PRODUCTS -- 0.5%
      95,036  International Paper Co.                                 4,433,429
                                                                  -------------
              PHARMACEUTICALS -- 1.0%
      96,173  Eli Lilly & Co.                                         5,683,824
      14,411  Johnson & Johnson                                       1,459,690
      44,056  Pfizer, Inc.                                            1,378,072
                                                                  -------------
                                                                      8,521,586
                                                                  -------------
              ROAD & RAIL -- 1.2%
     150,518  CSX Corp.                                               4,247,618
      70,837  Ryder System, Inc.                                      5,821,385
                                                                  -------------
                                                                     10,069,003
                                                                  -------------
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.4%
     281,573  Intel Corp.                                             7,515,183
     158,038  NVIDIA Corp.                                            2,918,962
      30,022  Texas Instruments, Inc.                                 1,364,500
                                                                  -------------
                                                                     11,798,645
                                                                  -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

APRIL 30, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

              COMMON STOCKS  (CONTINUED)
              SOFTWARE -- 1.9%
     234,668  CA, Inc.                                            $   7,072,894
      69,195  Oracle Corp.                                            2,828,692
     283,473  Symantec Corp.                                          5,748,832
                                                                  -------------
                                                                     15,650,418
                                                                  -------------
              SPECIALTY RETAIL -- 4.2%
      26,590  AutoNation, Inc. (a)                                    1,409,004
     214,353  Best Buy Co., Inc.                                      5,558,173
     176,824  GameStop Corp., Class A                                 7,016,376
     108,854  Gap (The), Inc.                                         4,277,962
      24,935  L Brands, Inc.                                          1,351,477
      41,090  PetSmart, Inc.                                          2,780,971
     640,875  Staples, Inc.                                           8,010,938
     119,564  Urban Outfitters, Inc. (a)                              4,263,055
                                                                  -------------
                                                                     34,667,956
                                                                  -------------
              TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS --
                  1.5%
     159,087  EMC Corp.                                               4,104,445
     174,935  Hewlett-Packard Co.                                     5,783,351
      76,712  NetApp, Inc.                                            2,731,714
                                                                  -------------
                                                                     12,619,510
                                                                  -------------
              TEXTILES, APPAREL & LUXURY GOODS -- 0.8%
      87,807  Coach, Inc.                                             3,920,583
      17,590  Ralph Lauren Corp.                                      2,662,598
                                                                  -------------
                                                                      6,583,181
                                                                  -------------
              THRIFTS & MORTGAGE FINANCE -- 0.2%
      95,178  People's United Financial, Inc.                         1,359,142
                                                                  -------------
              TOBACCO -- 0.2%
      17,285  Philip Morris International, Inc.                       1,476,658
                                                                  -------------
              TOTAL COMMON STOCKS -- 100.0%                         819,956,818
              (Cost $765,474,320)

              MONEY MARKET FUNDS -- 0.0%
     224,039  Morgan Stanley Institutional Liquidity Fund -
                  Treasury Portfolio - Institutional Class -
                  0.03% (b)                                             224,039
              (Cost $224,039)                                     -------------

              TOTAL INVESTMENTS -- 100.0%                            820,180,857
              (Cost $765,698,359) (c)
              NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%                                 (47,910)
                                                                  -------------
              NET ASSETS -- 100.0%                                $ 820,132,947
                                                                  =============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of April 30, 2014.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $67,980,941 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $13,498,443.


-------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS                        LEVEL 1            LEVEL 2          LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*                  $ 819,956,818         $      -         $     -
Money Market Funds                    224,039                -               -
                             ---------------------------------------------------
Total Investments               $ 820,180,857         $      -         $     -
                             ===================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2014 (UNAUDITED)


SHARES      DESCRIPTION                                                VALUE
--------------------------------------------------------------------------------

            COMMON STOCKS  -- 100.0%
            AEROSPACE & DEFENSE -- 5.8%
     7,962  Boeing (The) Co.                                      $   1,027,257
    22,932  General Dynamics Corp.                                    2,509,908
    10,771  Honeywell International, Inc.                             1,000,626
    15,301  Lockheed Martin Corp.                                     2,511,506
    20,245  Northrop Grumman Corp.                                    2,459,970
     1,925  Precision Castparts Corp.                                   487,198
    20,227  Raytheon Co.                                              1,931,274
    12,541  Rockwell Collins, Inc.                                      973,809
    50,858  Textron, Inc.                                             2,080,092
     8,551  United Technologies Corp.                                 1,011,840
                                                                  -------------
                                                                     15,993,480
                                                                  -------------
            AIRLINES -- 1.9%
    72,087  Delta Air Lines, Inc.                                     2,654,964
   105,794  Southwest Airlines Co.                                    2,557,041
                                                                  -------------
                                                                      5,212,005
                                                                  -------------
            AUTO COMPONENTS -- 2.9%
    40,634  BorgWarner, Inc.                                          2,524,997
    36,808  Delphi Automotive PLC                                     2,460,247
    76,473  Goodyear Tire & Rubber (The) Co.                          1,927,119
    21,114  Johnson Controls, Inc.                                      953,086
                                                                  -------------
                                                                      7,865,449
                                                                  -------------
            BANKS -- 1.8%
    28,170  Comerica, Inc.                                            1,358,921
    63,583  Fifth Third Bancorp                                       1,310,445
    48,788  Huntington Bancshares, Inc.                                 446,898
    70,162  KeyCorp                                                     957,010
    89,929  Regions Financial Corp.                                     911,880
                                                                  -------------
                                                                      4,985,154
                                                                  -------------
            BEVERAGES -- 3.5%
    22,279  Brown-Forman Corp., Class B                               1,998,872
    41,838  Coca-Cola Enterprises, Inc.                               1,901,119
    29,396  Constellation Brands, Inc., Class A (a)                   2,346,976
    26,795  Dr. Pepper Snapple Group, Inc.                            1,484,979
    28,772  Monster Beverage Corp. (a)                                1,926,573
                                                                  -------------
                                                                      9,658,519
                                                                  -------------
            BIOTECHNOLOGY -- 2.5%
    16,419  Alexion Pharmaceuticals, Inc. (a)                         2,597,486
     3,944  Amgen, Inc.                                                 440,742
     8,167  Biogen Idec, Inc. (a)                                     2,344,909
     6,865  Gilead Sciences, Inc. (a)                                   538,834
     3,327  Regeneron Pharmaceuticals, Inc. (a)                         987,753
                                                                  -------------
                                                                      6,909,724
                                                                  -------------

SHARES      DESCRIPTION                                                VALUE
--------------------------------------------------------------------------------

            BUILDING PRODUCTS -- 0.2%
    21,900  Masco Corp.                                           $     439,971
                                                                  -------------
            CAPITAL MARKETS -- 2.8%
    18,154  Ameriprise Financial, Inc.                                2,026,531
     1,547  BlackRock, Inc.                                             465,647
    73,114  Charles Schwab (The) Corp.                                1,941,177
    86,804  E*TRADE Financial Corp. (a)                               1,948,750
    39,438  Invesco Ltd.                                              1,388,612
                                                                  -------------
                                                                      7,770,717
                                                                  -------------
            CHEMICALS -- 4.9%
     8,393  Air Products & Chemicals, Inc.                              986,345
    21,747  E.I. du Pont de Nemours & Co.                             1,464,008
    23,179  Eastman Chemical Co.                                      2,020,513
    13,513  Ecolab, Inc.                                              1,414,000
    13,050  FMC Corp.                                                 1,004,850
    15,253  International Flavors & Fragrances, Inc.                  1,502,726
    22,467  LyondellBasell Industries N.V., Class A                   2,078,198
    10,329  PPG Industries, Inc.                                      1,999,901
     5,068  Sherwin-Williams (The) Co.                                1,012,789
                                                                  -------------
                                                                     13,483,330
                                                                  -------------
            COMMERCIAL SERVICES & SUPPLIES -- 2.2%
    33,522  Cintas Corp.                                              1,975,452
    96,106  Pitney Bowes, Inc.                                        2,575,641
    34,416  Tyco International Ltd.                                   1,407,614
                                                                  -------------
                                                                      5,958,707
                                                                  -------------
            COMMUNICATIONS EQUIPMENT -- 1.6%
    13,685  F5 Networks, Inc. (a)                                     1,439,251
    19,945  Harris Corp.                                              1,466,356
    18,505  QUALCOMM, Inc.                                            1,456,529
                                                                  -------------
                                                                      4,362,136
                                                                  -------------
            CONSTRUCTION & ENGINEERING -- 0.9%
    67,690  Quanta Services, Inc. (a)                                 2,388,103
                                                                  -------------
            CONSTRUCTION MATERIALS -- 0.7%
    30,071  Vulcan Materials Co.                                      1,940,482
                                                                  -------------
            CONSUMER FINANCE -- 0.7%
    11,098  American Express Co.                                        970,298
    17,169  Discover Financial Services                                 959,747
                                                                  -------------
                                                                      1,930,045
                                                                  -------------
            CONTAINERS & PACKAGING -- 1.3%
    26,624  Ball Corp.                                                1,496,003


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

APRIL 30, 2014 (UNAUDITED)


SHARES      DESCRIPTION                                                VALUE
--------------------------------------------------------------------------------

            COMMON STOCKS  (CONTINUED)
            CONTAINERS & PACKAGING (CONTINUED)
    14,378  Owens-Illinois, Inc. (a)                              $     456,933
    44,394  Sealed Air Corp.                                          1,523,158
                                                                  -------------
                                                                      3,476,094
                                                                  -------------
            DISTRIBUTORS -- 0.5%
    16,802  Genuine Parts Co.                                         1,463,790
                                                                  -------------
            DIVERSIFIED CONSUMER SERVICES -- 0.7%
     2,839  Graham Holdings Co., Class B                              1,905,622
                                                                  -------------
            DIVERSIFIED FINANCIAL SERVICES -- 0.7%
    13,095  McGraw Hill Financial Inc.                                  968,113
    12,596  Moody's Corp.                                               988,786
                                                                  -------------
                                                                      1,956,899
                                                                  -------------
            ELECTRICAL EQUIPMENT -- 0.5%
    11,716  Rockwell Automation, Inc.                                 1,396,313
                                                                  -------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
                -- 1.8%
    10,901  Amphenol Corp., Class A                                   1,039,411
    55,507  FLIR Systems, Inc.                                        1,889,458
    33,187  TE Connectivity Ltd.                                      1,957,369
                                                                  -------------
                                                                      4,886,238
                                                                  -------------
            ENERGY EQUIPMENT & SERVICES -- 2.4%
    42,415  Halliburton Co.                                           2,675,114
    23,222  Helmerich & Payne, Inc.                                   2,523,070
    14,967  Schlumberger Ltd.                                         1,519,899
                                                                  -------------
                                                                      6,718,083
                                                                  -------------
            FOOD & STAPLES RETAILING -- 1.9%
    75,536  Safeway, Inc.                                             2,572,756
    37,828  Walgreen Co.                                              2,568,521
                                                                  -------------
                                                                      5,141,277
                                                                  -------------
            FOOD PRODUCTS -- 2.0%
    10,838  Campbell Soup Co.                                           493,021
     9,570  Hershey (The) Co.                                           921,017
    40,557  Hormel Foods Corp.                                        1,934,163
    23,655  Keurig Green Mountain, Inc.                               2,216,000
                                                                  -------------
                                                                      5,564,201
                                                                  -------------
            HEALTH CARE EQUIPMENT & SUPPLIES -- 3.2%
     8,533  Becton, Dickinson and Co.                                   964,485
   107,931  Boston Scientific Corp. (a)                               1,361,010
    13,504  C. R. Bard, Inc.                                          1,854,504
    13,564  Covidien PLC                                                966,435


SHARES      DESCRIPTION                                                VALUE
--------------------------------------------------------------------------------

            HEALTH CARE EQUIPMENT & SUPPLIES (CONTINUED)
     1,110  Intuitive Surgical, Inc. (a)                          $     401,487
    22,316  St. Jude Medical, Inc.                                    1,416,397
    17,911  Stryker Corp.                                             1,392,580
     5,792  Varian Medical Systems, Inc. (a)                            460,754
                                                                  -------------
                                                                      8,817,652
                                                                  -------------
            HEALTH CARE PROVIDERS & SERVICES -- 3.2%
    22,248  AmerisourceBergen Corp.                                   1,450,124
    17,427  Cigna Corp.                                               1,394,857
    36,279  DaVita HealthCare Partners, Inc. (a)                      2,514,135
    14,146  McKesson Corp.                                            2,393,362
    23,338  Tenet Healthcare Corp. (a)                                1,052,077
                                                                  -------------
                                                                      8,804,555
                                                                  -------------
            HOTELS, RESTAURANTS & LEISURE -- 3.3%
     4,397  Chipotle Mexican Grill, Inc. (a)                          2,191,905
    44,587  Marriott International, Inc., Class A                     2,582,925
     6,111  Starwood Hotels & Resorts Worldwide, Inc.                   468,408
    19,926  Wyndham Worldwide Corp.                                   1,421,521
    11,244  Wynn Resorts Ltd.                                         2,292,539
                                                                  -------------
                                                                      8,957,298
                                                                  -------------
            HOUSEHOLD DURABLES -- 2.0%
    26,407  Garmin Ltd.                                               1,507,840
    23,474  Harman International Industries, Inc.                     2,572,985
    25,217  Lennar Corp., Class A                                       973,124
     3,577  Mohawk Industries, Inc. (a)                                 473,630
                                                                  -------------
                                                                      5,527,579
                                                                  -------------
            HOUSEHOLD PRODUCTS -- 0.2%
     4,412  Kimberly-Clark Corp.                                        495,247
                                                                  -------------
            INDUSTRIAL CONGLOMERATES -- 0.2%
     3,585  3M Co.                                                      498,638
                                                                  -------------
            INSURANCE -- 1.8%
    11,854  Aon PLC                                                   1,006,168
    39,436  Lincoln National Corp.                                    1,913,040
    20,266  Marsh & McLennan Cos., Inc.                                 999,316
    12,695  Torchmark Corp.                                           1,011,792
                                                                  -------------
                                                                      4,930,316
                                                                  -------------
            INTERNET & CATALOG RETAIL -- 2.7%
     1,446  Amazon.com, Inc. (a)                                        439,772
    27,562  Expedia, Inc.                                             1,956,626
     4,145  Netflix, Inc. (a)                                         1,334,856
     1,677  Priceline Group (The), Inc. (a)                           1,941,547


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

APRIL 30, 2014 (UNAUDITED)


SHARES      DESCRIPTION                                                VALUE
--------------------------------------------------------------------------------

            COMMON STOCKS  (CONTINUED)
            INTERNET & CATALOG RETAIL (CONTINUED)
    22,058  TripAdvisor, Inc. (a)                                 $   1,780,963
                                                                  -------------
                                                                      7,453,764
                                                                  -------------
            INTERNET SOFTWARE & SERVICES -- 2.1%
    34,328  Akamai Technologies, Inc. (a)                             1,821,787
    41,464  Facebook, Inc., Class A (a)                               2,478,718
     2,606  Google, Inc., Class A (a)                                 1,393,897
                                                                  -------------
                                                                      5,694,402
                                                                  -------------
            IT SERVICES -- 2.2%
     9,168  Alliance Data Systems Corp. (a)                           2,217,739
    39,483  Cognizant Technology Solutions Corp., Class A (a)         1,891,433
    18,693  Fidelity National Information Services, Inc.                998,767
     8,580  Fiserv, Inc. (a)                                            521,493
     2,253  Visa, Inc., Class A                                         456,480
                                                                  -------------
                                                                      6,085,912
                                                                  -------------
            LEISURE PRODUCTS -- 0.4%
    17,963  Hasbro, Inc.                                                992,635
                                                                  -------------
            LIFE SCIENCES TOOLS & SERVICES -- 1.2%
    32,384  PerkinElmer, Inc.                                         1,359,156
    16,618  Thermo Fisher Scientific, Inc.                            1,894,452
                                                                  -------------
                                                                      3,253,608
                                                                  -------------
            MACHINERY -- 3.5%
    18,626  Flowserve Corp.                                           1,360,629
    29,629  PACCAR, Inc.                                              1,895,663
     5,437  Pall Corp.                                                  457,524
    31,482  Pentair Ltd.                                              2,338,798
    12,859  Snap-on, Inc.                                             1,491,644
    54,866  Xylem, Inc.                                               2,062,413
                                                                  -------------
                                                                      9,606,671
                                                                  -------------
            MEDIA -- 3.3%
    16,167  CBS Corp., Class B                                          933,806
    32,684  DIRECTV (a)                                               2,536,279
    28,379  Interpublic Group of Cos. (The), Inc.                       494,362
    13,762  Omnicom Group, Inc.                                         931,412
    14,567  Time Warner Cable, Inc.                                   2,060,648
    24,956  Walt Disney (The) Co.                                     1,980,009
                                                                  -------------
                                                                      8,936,516
                                                                  -------------
            MULTI-UTILITIES -- 0.4%
    14,074  Dominion Resources, Inc.                                  1,020,928
                                                                  -------------


SHARES      DESCRIPTION                                                VALUE
--------------------------------------------------------------------------------

            OIL, GAS & CONSUMABLE FUELS -- 3.8%
    25,465  EOG Resources, Inc.                                   $   2,495,570
    15,048  EQT Corp.                                                 1,640,081
    79,649  Newfield Exploration Co. (a)                              2,696,119
     6,847  Noble Energy, Inc.                                          491,478
     2,600  Pioneer Natural Resources Co.                               502,502
    43,430  Southwestern Energy Co. (a)                               2,079,428
    13,167  Spectra Energy Corp.                                        522,862
                                                                  -------------
                                                                     10,428,040
                                                                  -------------
            PHARMACEUTICALS -- 4.2%
    12,134  Actavis PLC (a)                                           2,479,340
    11,759  Allergan, Inc.                                            1,950,113
    21,656  Forest Laboratories, Inc. (a)                             1,990,403
    23,101  Hospira, Inc. (a)                                         1,058,026
     8,568  Merck & Co., Inc.                                           501,742
    40,923  Mylan, Inc. (a)                                           2,078,070
     9,435  Perrigo Co. PLC                                           1,366,754
                                                                  -------------
                                                                     11,424,448
                                                                  -------------
            PROFESSIONAL SERVICES -- 0.7%
     7,150  Equifax, Inc.                                               506,291
    22,387  Nielsen N.V.                                              1,051,070
    11,595  Robert Half International, Inc.                             519,456
                                                                  -------------
                                                                      2,076,817
                                                                  -------------
            REAL ESTATE INVESTMENT TRUSTS -- 1.1%
     3,704  AvalonBay Communities, Inc.                                 505,781
     4,247  Boston Properties, Inc.                                     497,494
     8,388  Equity Residential                                          498,583
    24,032  Host Hotels & Resorts, Inc.                                 515,486
    22,231  Kimco Realty Corp.                                          509,534
     7,804  Macerich (The) Co.                                          506,558
                                                                  -------------
                                                                      3,033,436
                                                                  -------------
            REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.7%
    72,848  CBRE Group, Inc., Class A (a)                             1,940,671
                                                                  -------------
            ROAD & RAIL -- 1.1%
    10,283  Norfolk Southern Corp.                                      972,052
    10,648  Union Pacific Corp.                                       2,027,699
                                                                  -------------
                                                                      2,999,751
                                                                  -------------
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.7%
    71,461  Applied Materials, Inc.                                   1,362,047
    35,790  First Solar, Inc. (a)                                     2,415,467
    26,531  Lam Research Corp. (a)                                    1,528,451
     9,990  Linear Technology Corp.                                     444,555


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

APRIL 30, 2014 (UNAUDITED)


SHARES      DESCRIPTION                                                VALUE
--------------------------------------------------------------------------------

            COMMON STOCKS  (CONTINUED)
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                (CONTINUED)
    90,255  LSI Corp.                                             $   1,005,441
    41,838  Microchip Technology, Inc.                                1,988,978
   105,570  Micron Technology, Inc. (a)                               2,757,488
    26,889  Xilinx, Inc.                                              1,268,892
                                                                  -------------
                                                                     12,771,319
                                                                  -------------
            SOFTWARE -- 1.9%
    15,198  Adobe Systems, Inc. (a)                                     937,565
    50,301  Electronic Arts, Inc. (a)                                 1,423,518
    48,750  Microsoft Corp.                                           1,969,500
    17,501  Salesforce.com, Inc. (a)                                    903,927
                                                                  -------------
                                                                      5,234,510
                                                                  -------------
            SPECIALTY RETAIL -- 3.0%
     4,650  AutoZone, Inc. (a)                                        2,482,588
    21,349  CarMax, Inc. (a)                                            934,659
     9,947  Lowe's Cos., Inc.                                           456,667
    16,833  O'Reilly Automotive, Inc. (a)                             2,504,582
     6,798  Ross Stores, Inc.                                           462,808
    16,473  TJX (The) Cos., Inc.                                        958,399
     6,887  Tractor Supply Co.                                          463,082
                                                                  -------------
                                                                      8,262,785
                                                                  -------------
            TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 2.5%
       906  Apple, Inc.                                                 534,622
    30,765  SanDisk Corp.                                             2,614,102
    25,984  Seagate Technology PLC                                    1,366,239
    27,203  Western Digital Corp.                                     2,397,400
                                                                  -------------
                                                                      6,912,363
                                                                  -------------
            TEXTILES, APPAREL & LUXURY GOODS -- 1.8%
     4,171  Fossil Group, Inc. (a)                                      444,837
    26,780  Michael Kors Holdings Ltd. (a)                            2,442,336
     3,898  PVH Corp.                                                   489,472
    23,582  VF Corp.                                                  1,440,624
                                                                  -------------
                                                                      4,817,269
                                                                  -------------
            TOBACCO -- 0.6%
    26,982  Lorillard, Inc.                                           1,603,270
                                                                  -------------
            TOTAL COMMON STOCKS -- 100.0%                           273,986,739
            (Cost $253,392,878)

            MONEY MARKET FUNDS -- 0.0%
   109,305  Morgan Stanley Institutional Liquidity Fund -
                Treasury Portfolio - Institutional Class -
                0.03% (b)                                               109,305
            (Cost $109,305)                                       -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

APRIL 30, 2014 (UNAUDITED)


            DESCRIPTION                                                VALUE
--------------------------------------------------------------------------------

            TOTAL INVESTMENTS -- 100.0%                           $ 274,096,044
            (Cost $253,502,183) (c)
            NET OTHER ASSETS AND
                LIABILITIES -- (0.0)%                                  (125,187)
                                                                  -------------
            NET ASSETS -- 100.0%                                  $ 273,970,857
                                                                  =============


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of April 30, 2014.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $22,804,324 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,210,463.


-------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS                        LEVEL 1           LEVEL 2           LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*                  $ 273,986,739        $     -           $     -
Money Market Funds                    109,305              -                 -
                             ---------------------------------------------------
Total Investments               $ 274,096,044        $     -           $     -
                             ===================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                               VALUE
--------------------------------------------------------------------------------

              COMMON STOCKS -- 100.1%
              AEROSPACE & DEFENSE -- 1.5%
       7,946  AAR Corp.                                           $     205,802
       1,948  Curtiss-Wright Corp.                                      124,555
       4,576  Engility Holdings, Inc. (a)                               199,697
       3,519  Esterline Technologies Corp. (a)                          383,641
      19,719  Exelis, Inc.                                              365,590
       4,594  L-3 Communications Holdings, Inc.                         530,010
       2,642  National Presto Industries, Inc.                          190,911
       5,804  Triumph Group, Inc.                                       376,157
                                                                  -------------
                                                                      2,376,363
                                                                  -------------
              AIR FREIGHT & LOGISTICS -- 0.4%
       5,846  Atlas Air Worldwide Holdings, Inc. (a)                    204,552
       3,152  FedEx Corp.                                               429,460
       1,011  Hub Group, Inc., Class A (a)                               45,141
                                                                  -------------
                                                                        679,153
                                                                  -------------
              AIRLINES -- 0.4%
      53,922  JetBlue Airways Corp. (a)                                 426,254
      16,159  SkyWest, Inc.                                             187,444
                                                                  -------------
                                                                        613,698
                                                                  -------------
              AUTO COMPONENTS -- 0.3%
       4,519  Standard Motor Products, Inc.                             171,677
      10,062  Superior Industries International, Inc.                   212,710
                                                                  -------------
                                                                        384,387
                                                                  -------------
              AUTOMOBILES -- 0.7%
      34,779  Ford Motor Co.                                            561,681
      15,764  General Motors Co.                                        543,543
                                                                  -------------
                                                                      1,105,224
                                                                  -------------
              BANKS -- 2.9%
       7,886  Bank of America Corp.                                     119,394
       1,962  Banner Corp.                                               77,577
       3,378  BB&T Corp.                                                126,101
       8,780  Citigroup, Inc.                                           420,650
       1,804  City Holding Co.                                           77,554
       2,020  Commerce Bancshares, Inc.                                  87,830
       3,016  F.N.B. Corp.                                               37,519
       4,473  First Commonwealth Financial Corp.                         38,423
       2,248  First Financial Bancorp                                    36,395
      39,667  First Niagara Financial Group, Inc.                       353,830
       4,499  FirstMerit Corp.                                           87,236
      14,899  Fulton Financial Corp.                                    181,619
       2,558  Hancock Holding Co.                                        86,281
       1,027  Independent Bank Corp.                                     38,122
      11,211  International Bancshares Corp.                            257,405
       4,469  JPMorgan Chase & Co.                                      250,175


SHARES        DESCRIPTION                                               VALUE
--------------------------------------------------------------------------------

              BANKS (CONTINUED)
       1,117  M&T Bank Corp.                                      $     136,285
       3,307  NBT Bancorp, Inc.                                          74,904
       8,297  Old National Bancorp                                      117,154
       4,805  PNC Financial Services Group, Inc.                        403,812
       5,220  S&T Bancorp, Inc.                                         121,417
      10,862  Susquehanna Bancshares, Inc.                              112,530
       3,381  Taylor Capital Group, Inc. (a)                             71,981
      11,249  TCF Financial Corp.                                       176,609
       1,651  Tompkins Financial Corp.                                   77,828
       7,395  Trustmark Corp.                                           169,124
       3,166  U.S. Bancorp                                              129,109
       1,319  United Bankshares, Inc.                                    38,581
       9,001  Valley National Bancorp                                    90,190
       6,035  Webster Financial Corp.                                   181,895
       5,453  Wells Fargo & Co.                                         270,687
       1,660  Wintrust Financial Corp.                                   74,401
                                                                  -------------
                                                                      4,522,618
                                                                  -------------
              BEVERAGES -- 0.4%
       7,099  Molson Coors Brewing Co., Class B                         425,727
       1,625  PepsiCo, Inc.                                             139,571
                                                                  -------------
                                                                        565,298
                                                                  -------------
              BUILDING PRODUCTS -- 0.2%
       1,202  American Woodmark Corp. (a)                                36,072
      13,543  Griffon Corp.                                             144,097
       1,145  Simpson Manufacturing Co., Inc.                            37,545
       2,236  Universal Forest Products, Inc.                           112,896
                                                                  -------------
                                                                        330,610
                                                                  -------------
              CAPITAL MARKETS -- 1.1%
       7,687  Bank of New York Mellon (The) Corp.                       260,359
      12,507  Calamos Asset Management, Inc., Class A                   152,335
       3,068  Federated Investors, Inc., Class B                         87,561
       2,736  FXCM, Inc., Class A                                        42,353
       2,552  Goldman Sachs Group (The), Inc.                           407,861
      25,864  Janus Capital Group, Inc.                                 313,730
       2,767  Legg Mason, Inc.                                          129,745
       4,352  Morgan Stanley                                            134,607
       4,501  Piper Jaffray Cos., Inc. (a)                              197,414
                                                                  -------------
                                                                      1,725,965
                                                                  -------------
              CHEMICALS -- 2.9%
       2,230  A. Schulman, Inc.                                          80,102
       5,644  Albemarle Corp.                                           378,374
       4,709  Ashland, Inc.                                             454,889
       6,346  Cabot Corp.                                               366,799


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

APRIL 30, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                               VALUE
--------------------------------------------------------------------------------

              COMMON STOCKS (CONTINUED)
              CHEMICALS (CONTINUED)
       3,702  Calgon Carbon Corp. (a)                             $      74,151
       2,672  CF Industries Holdings, Inc.                              655,094
      11,166  Dow Chemical (The) Co.                                    557,183
       4,402  Hawkins, Inc.                                             159,352
       1,426  Innophos Holdings, Inc.                                    80,484
      12,123  Intrepid Potash, Inc. (a)                                 197,605
         979  Koppers Holdings, Inc.                                     41,803
       1,547  Kraton Performance Polymers, Inc. (a)                      40,299
       4,323  LSB Industries, Inc. (a)                                  165,095
       2,713  Mosaic (The) Co.                                          135,759
      16,973  Olin Corp.                                                476,941
       1,025  Quaker Chemical Corp.                                      76,291
       1,660  Sensient Technologies Corp.                                89,723
       1,451  Sigma-Aldrich Corp.                                       139,601
       1,916  Stepan Co.                                                110,802
       7,027  Tredegar Corp.                                            146,232
       4,567  Zep, Inc.                                                  78,964
                                                                  -------------
                                                                      4,505,543
                                                                  -------------
              COMMERCIAL SERVICES & SUPPLIES -- 1.4%
       4,303  ABM Industries, Inc.                                      116,568
      23,257  ADT (The) Corp.                                           703,292
       3,420  Clean Harbors, Inc. (a)                                   205,200
       1,320  G & K Services, Inc., Class A                              69,881
      15,884  Republic Services, Inc.                                   557,370
       1,472  UniFirst Corp.                                            141,665
       3,938  United Stationers, Inc.                                   147,793
       6,727  Viad Corp.                                                155,057
       2,135  Waste Connections, Inc.                                    95,349
                                                                  -------------
                                                                      2,192,175
                                                                  -------------
              COMMUNICATIONS EQUIPMENT -- 1.3%
       9,413  Bel Fuse, Inc., Class B                                   204,827
       8,472  Black Box Corp.                                           180,115
      24,211  Cisco Systems, Inc.                                       559,516
       2,537  Comtech Telecommunications Corp.                           80,550
       7,965  Digi International, Inc. (a)                               70,570
       9,898  Ixia (a)                                                  122,933
       4,220  Motorola Solutions, Inc.                                  268,308
       3,668  NETGEAR, Inc. (a)                                         118,476
       4,501  Oplink Communications, Inc. (a)                            77,147
       6,325  Plantronics, Inc.                                         275,580
                                                                  -------------
                                                                      1,958,022
                                                                  -------------
              CONSTRUCTION & ENGINEERING -- 1.2%
      14,565  AECOM Technology Corp. (a)                                472,197
       6,389  Aegion Corp. (a)                                          162,856
       8,116  Comfort Systems USA, Inc.                                 121,740
         865  EMCOR Group, Inc.                                          39,781


SHARES        DESCRIPTION                                               VALUE
--------------------------------------------------------------------------------

              CONSTRUCTION & ENGINEERING (CONTINUED)
       1,746  Fluor Corp.                                         $     132,172
       2,135  Jacobs Engineering Group, Inc. (a)                        123,190
      10,538  KBR, Inc.                                                 267,349
       3,215  Orion Marine Group, Inc. (a)                               37,712
       9,956  URS Corp.                                                 469,127
                                                                  -------------
                                                                      1,826,124
                                                                  -------------
              CONSUMER FINANCE -- 0.7%
       5,417  Capital One Financial Corp.                               400,316
       5,324  Cash America International, Inc.                          231,860
      19,108  EZCORP, Inc., Class A (a)                                 199,296
       6,334  Green Dot Corp., Class A (a)                              110,022
       2,745  World Acceptance Corp. (a)                                199,287
                                                                  -------------
                                                                      1,140,781
                                                                  -------------
              CONTAINERS & PACKAGING -- 1.6%
       2,836  AptarGroup, Inc.                                          191,203
       2,676  Avery Dennison Corp.                                      130,214
      10,652  Bemis Co., Inc.                                           428,637
       7,142  Greif, Inc., Class A                                      387,025
      11,102  MeadWestvaco Corp.                                        433,755
       6,209  Myers Industries, Inc.                                    116,108
       4,438  Rock-Tenn Co., Class A                                    424,317
       1,893  Silgan Holdings, Inc.                                      94,177
       6,855  Sonoco Products Co.                                       288,458
                                                                  -------------
                                                                      2,493,894
                                                                  -------------
              DISTRIBUTORS -- 0.1%
      15,072  VOXX International Corp. (a)                              177,096
                                                                  -------------
              DIVERSIFIED CONSUMER SERVICES -- 0.5%
       8,212  Apollo Education Group, Inc. (a)                          236,998
       2,212  DeVry Education Group, Inc.                                99,607
       5,639  ITT Educational Services, Inc. (a)                        152,253
       6,888  Matthews International Corp., Class A                     277,931
       1,743  Strayer Education, Inc. (a)                                74,304
                                                                  -------------
                                                                        841,093
                                                                  -------------
              DIVERSIFIED FINANCIAL SERVICES -- 0.3%
      11,312  NASDAQ OMX Group (The), Inc.                              417,413
                                                                  -------------
              DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.5%
      19,861  AT&T, Inc.                                                709,038
       1,226  Atlantic Tele-Network, Inc.                                72,542
      17,063  Cbeyond, Inc. (a)                                         168,753
      16,522  CenturyLink, Inc.                                         576,783
      73,319  Frontier Communications Corp.                             436,248


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

APRIL 30, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                               VALUE
--------------------------------------------------------------------------------

              COMMON STOCKS (CONTINUED)
              DIVERSIFIED TELECOMMUNICATION SERVICES
                  (CONTINUED)
       8,785  Verizon Communications, Inc.                        $     410,523
                                                                  -------------
                                                                      2,373,887
                                                                  -------------
              ELECTRIC UTILITIES -- 5.8%
       3,084  ALLETE, Inc.                                              159,628
      10,708  American Electric Power Co., Inc.                         576,197
       5,559  Cleco Corp.                                               292,125
       5,867  Duke Energy Corp.                                         437,033
       7,384  Edison International                                      417,639
       4,527  El Paso Electric Co.                                      171,211
       8,115  Entergy Corp.                                             588,337
      16,168  Exelon Corp.                                              566,365
      15,942  FirstEnergy Corp.                                         538,042
      13,864  Great Plains Energy, Inc.                                 371,971
      14,747  Hawaiian Electric Industries, Inc.                        353,780
       6,757  IDACORP, Inc.                                             379,338
       1,419  NextEra Energy, Inc.                                      141,687
       9,185  Northeast Utilities                                       434,083
       5,099  OGE Energy Corp.                                          190,346
      20,406  Pepco Holdings, Inc.                                      546,065
       9,926  Pinnacle West Capital Corp.                               555,360
      13,869  PNM Resources, Inc.                                       383,894
      12,609  PPL Corp.                                                 420,384
       6,175  Southern (The) Co.                                        283,000
       4,394  UIL Holdings Corp.                                        161,392
       2,060  UNS Energy Corp.                                          123,724
      10,662  Westar Energy, Inc.                                       382,553
      17,872  Xcel Energy, Inc.                                         569,581
                                                                  -------------
                                                                      9,043,735
                                                                  -------------
              ELECTRICAL EQUIPMENT -- 0.5%
       3,611  Eaton Corp. PLC                                           262,303
       7,320  General Cable Corp.                                       187,538
       1,909  Powell Industries, Inc.                                   120,878
       2,578  Regal-Beloit Corp.                                        192,654
                                                                  -------------
                                                                        763,373
                                                                  -------------
              ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
                  -- 3.2%
         399  Anixter International, Inc.                                39,094
       6,315  Arrow Electronics, Inc. (a)                               358,376
       8,055  Avnet, Inc.                                               347,412
       9,103  Benchmark Electronics, Inc. (a)                           211,008
       1,237  Coherent, Inc. (a)                                         73,861
      33,455  Corning, Inc.                                             699,544
       8,017  II-VI, Inc. (a)                                           115,445
      12,680  Ingram Micro, Inc., Class A (a)                           341,853
       8,212  Insight Enterprises, Inc. (a)                             214,497
      38,696  Jabil Circuit, Inc.                                       667,893


SHARES        DESCRIPTION                                               VALUE
--------------------------------------------------------------------------------

              ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
                  (CONTINUED)
       1,351  OSI Systems, Inc. (a)                               $      75,399
       1,354  Park Electrochemical Corp.                                 36,098
       4,035  Plexus Corp. (a)                                          169,147
       5,163  Rofin-Sinar Technologies, Inc. (a)                        114,619
       1,295  Rogers Corp. (a)                                           77,726
      11,816  Sanmina Corp. (a)                                         239,274
         993  ScanSource, Inc. (a)                                       38,141
       2,667  SYNNEX Corp. (a)                                          179,703
       4,613  Tech Data Corp. (a)                                       288,266
      24,400  TTM Technologies, Inc. (a)                                192,516
      31,490  Vishay Intertechnology, Inc.                              447,788
                                                                  -------------
                                                                      4,927,660
                                                                  -------------
              ENERGY EQUIPMENT & SERVICES -- 5.3%
       9,300  Atwood Oceanics, Inc. (a)                                 460,908
       6,429  Baker Hughes, Inc.                                        449,387
       2,730  Bristow Group, Inc.                                       209,664
       2,195  Cameron International Corp. (a)                           142,587
      14,285  Diamond Offshore Drilling, Inc.                           780,104
      13,197  Ensco PLC, Class A                                        665,789
       2,818  Exterran Holdings, Inc.                                   121,230
       7,483  Gulf Island Fabrication, Inc.                             150,109
      12,235  Helix Energy Solutions Group, Inc. (a)                    294,129
       3,868  Hornbeck Offshore Services, Inc. (a)                      160,251
      22,012  Nabors Industries Ltd.                                    561,746
       8,946  National Oilwell Varco, Inc.                              702,529
      21,275  Noble Corp. PLC                                           655,483
       9,551  Pioneer Energy Services Corp. (a)                         142,979
      20,681  Rowan Cos. PLC, Class A (a)                               639,457
       1,873  SEACOR Holdings, Inc. (a)                                 156,189
       6,095  Superior Energy Services, Inc.                            200,647
       3,157  TETRA Technologies, Inc. (a)                               39,463
       9,638  Tidewater, Inc.                                           490,863
      16,850  Transocean Ltd.                                           725,730
       7,166  Unit Corp. (a)                                            472,598
                                                                  -------------
                                                                      8,221,842
                                                                  -------------
              FOOD & STAPLES RETAILING -- 0.7%
       1,197  Casey's General Stores, Inc.                               82,186
       3,623  CVS Caremark Corp.                                        263,465
       6,214  Kroger (The) Co.                                          286,093
       6,966  Spartan Stores, Inc.                                      150,048
       3,754  Sysco Corp.                                               136,758
       1,774  Wal-Mart Stores, Inc.                                     141,405
                                                                  -------------
                                                                      1,059,955
                                                                  -------------
              FOOD PRODUCTS -- 2.3%
       6,252  Archer-Daniels-Midland Co.                                273,400


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

APRIL 30, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                               VALUE
--------------------------------------------------------------------------------

              COMMON STOCKS (CONTINUED)
              FOOD PRODUCTS (CONTINUED)
       1,288  Cal-Maine Foods, Inc.                               $      76,804
       8,744  ConAgra Foods, Inc.                                       266,779
       6,179  Darling International, Inc. (a)                           123,642
      30,310  Dean Foods Co.                                            480,110
       8,740  Flowers Foods, Inc.                                       179,345
       6,882  Ingredion, Inc.                                           484,837
       2,790  J.M. Smucker (The) Co.                                    269,737
       4,327  Kellogg Co.                                               289,173
       2,628  Sanderson Farms, Inc.                                     216,206
       6,548  Seneca Foods Corp., Class A (a)                           185,963
       2,868  Snyder's-Lance, Inc.                                       76,174
       3,130  Tootsie Roll Industries, Inc.                              88,235
         561  TreeHouse Foods, Inc. (a)                                  41,985
      12,327  Tyson Foods, Inc., Class A                                517,364
                                                                  -------------
                                                                      3,569,754
                                                                  -------------
              GAS UTILITIES -- 1.4%
       8,537  AGL Resources, Inc.                                       460,998
       7,954  Atmos Energy Corp.                                        405,972
       2,625  Laclede Group (The), Inc.                                 124,451
       2,675  National Fuel Gas Co.                                     196,987
       3,674  Northwest Natural Gas Co.                                 162,648
       3,494  Piedmont Natural Gas Co., Inc.                            125,050
       3,941  Questar Corp.                                              95,688
         722  South Jersey Industries, Inc.                              41,479
       3,024  Southwest Gas Corp.                                       166,350
       6,165  UGI Corp.                                                 287,844
       2,338  WGL Holdings, Inc.                                         93,029
                                                                  -------------
                                                                      2,160,496
                                                                  -------------
              HEALTH CARE EQUIPMENT & SUPPLIES -- 1.6%
       3,523  Abbott Laboratories                                       136,481
         983  Analogic Corp.                                             73,804
       3,374  CareFusion Corp. (a)                                      131,789
         931  CONMED Corp.                                               43,133
       1,364  Cooper (The) Cos., Inc.                                   179,925
       2,945  DENTSPLY International, Inc.                              131,435
       1,829  Edwards Lifesciences Corp. (a)                            149,009
       1,240  Haemonetics Corp. (a)                                      37,646
       7,294  Hill-Rom Holdings, Inc.                                   272,504
       2,065  ICU Medical, Inc. (a)                                     115,186
       4,409  Medtronic, Inc.                                           259,337
       1,854  Meridian Bioscience, Inc.                                  37,024
       5,654  Merit Medical Systems, Inc. (a)                            72,767
       4,195  ResMed, Inc.                                              209,121
       3,926  STERIS Corp.                                              188,644
       2,616  Thoratec Corp. (a)                                         85,753


SHARES        DESCRIPTION                                               VALUE
--------------------------------------------------------------------------------

              HEALTH CARE EQUIPMENT & SUPPLIES (CONTINUED)
       2,868  Zimmer Holdings, Inc.                               $     277,622
                                                                  -------------
                                                                      2,401,180
                                                                  -------------
              HEALTH CARE PROVIDERS & SERVICES -- 3.7%
       3,618  Aetna, Inc.                                               258,506
       7,000  Almost Family, Inc. (a)                                   150,290
       5,886  AMN Healthcare Services, Inc. (a)                          73,457
       4,470  Bio-Reference Laboratories, Inc. (a)                      113,538
         651  Centene Corp. (a)                                          43,227
         453  Chemed Corp.                                               37,721
       9,571  Community Health Systems, Inc. (a)                        362,645
       3,673  Hanger, Inc. (a)                                          127,343
       8,268  Health Net, Inc. (a)                                      283,841
       2,360  Healthways, Inc. (a)                                       42,480
       4,814  Humana, Inc.                                              528,337
       3,453  Kindred Healthcare, Inc.                                   86,670
       4,257  Laboratory Corp. of America Holdings (a)                  420,166
       9,345  LHC Group, Inc. (a)                                       194,189
       8,589  LifePoint Hospitals, Inc. (a)                             480,297
       3,474  Magellan Health Services, Inc. (a)                        200,519
       2,154  Molina Healthcare, Inc. (a)                                80,560
       5,352  Owens & Minor, Inc.                                       179,506
       1,444  PharMerica Corp. (a)                                       39,262
      12,026  Quest Diagnostics, Inc.                                   672,614
       5,097  UnitedHealth Group, Inc.                                  382,479
       4,426  WellCare Health Plans, Inc. (a)                           298,622
       6,997  WellPoint, Inc.                                           704,458
                                                                  -------------
                                                                      5,760,727
                                                                  -------------
              HOTELS, RESTAURANTS & LEISURE -- 1.9%
         422  Biglari Holdings, Inc. (a)                                181,046
       2,471  BJ's Restaurants, Inc. (a)                                 70,547
       3,746  Bob Evans Farms, Inc.                                     175,575
      11,038  Carnival Corp.                                            433,904
       3,936  Cheesecake Factory (The), Inc.                            176,687
         831  Cracker Barrel Old Country Store, Inc.                     78,729
       5,346  Darden Restaurants, Inc.                                  265,750
      38,588  International Game Technology                             484,279
       8,273  International Speedway Corp., Class A                     260,103
       1,547  Interval Leisure Group, Inc.                               39,866
       9,741  Life Time Fitness, Inc. (a)                               467,568
       9,682  Marcus (The) Corp.                                        161,980
         724  Marriott Vacations Worldwide Corp. (a)                     39,444


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

APRIL 30, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                               VALUE
--------------------------------------------------------------------------------

              COMMON STOCKS (CONTINUED)
              HOTELS, RESTAURANTS & LEISURE (CONTINUED)
       1,383  McDonald's Corp.                                    $     140,209
                                                                  -------------
                                                                      2,975,687
                                                                  -------------
              HOUSEHOLD DURABLES -- 1.9%
       3,766  Blyth, Inc.                                                35,287
      19,304  D.R. Horton, Inc.                                         430,093
       3,178  Ethan Allen Interiors, Inc.                                77,162
      16,570  M.D.C. Holdings, Inc.                                     457,332
       9,195  M/I Homes, Inc. (a)                                       204,773
       4,922  Meritage Homes Corp. (a)                                  189,891
      36,298  PulteGroup, Inc.                                          667,520
       5,164  Ryland Group (The), Inc.                                  198,246
      19,459  Standard Pacific Corp. (a)                                155,477
       3,629  Whirlpool Corp.                                           556,616
                                                                  -------------
                                                                      2,972,397
                                                                  -------------
              HOUSEHOLD PRODUCTS -- 0.3%
      14,958  Central Garden & Pet Co., Class A (a)                     123,703
       1,859  Energizer Holdings, Inc.                                  207,632
       1,684  Procter & Gamble (The) Co.                                139,014
                                                                  -------------
                                                                        470,349
                                                                  -------------
              INDEPENDENT POWER AND RENEWABLE ELECTRICITY
                  PRODUCERS -- 0.1%
       4,266  NRG Energy, Inc.                                          139,583
                                                                  -------------
              INDUSTRIAL CONGLOMERATES -- 0.3%
       2,363  Carlisle Cos., Inc.                                       194,357
      10,478  General Electric Co.                                      281,753
                                                                  -------------
                                                                        476,110
                                                                  -------------
              INSURANCE -- 8.1%
       7,030  ACE Ltd.                                                  719,310
       4,303  Aflac, Inc.                                               269,884
       1,150  Alleghany Corp. (a)                                       469,177
       4,796  Allstate (The) Corp.                                      273,132
       6,497  American Financial Group, Inc.                            379,620
      13,929  American International Group, Inc.                        740,048
      11,804  Aspen Insurance Holdings Ltd.                             540,387
       8,353  Assurant, Inc.                                            563,076
       6,095  Brown & Brown, Inc.                                       181,509
       6,075  Chubb (The) Corp.                                         559,386
       5,575  Cincinnati Financial Corp.                                271,725
       3,062  Everest Re Group, Ltd.                                    483,888
       8,944  Fidelity National Financial, Inc.,  Class A               287,818
      14,120  First American Financial Corp.                            375,592
       7,652  Genworth Financial, Inc., Class A (a)                     136,588
       6,102  Hanover Insurance Group (The), Inc.                       356,662


SHARES        DESCRIPTION                                               VALUE
--------------------------------------------------------------------------------

              INSURANCE (CONTINUED)
       8,240  HCC Insurance Holdings, Inc.                        $     378,546
       5,576  Horace Mann Educators Corp.                               167,670
       1,829  Infinity Property & Casualty Corp.                        117,367
       9,571  Kemper Corp.                                              377,193
       2,080  Mercury General Corp.                                      99,549
       2,016  Navigators Group (The), Inc. (a)                          114,851
       2,948  Principal Financial Group, Inc.                           138,084
       4,630  ProAssurance Corp.                                        210,295
      11,202  Progressive (The) Corp.                                   271,648
       5,347  Protective Life Corp.                                     273,499
       2,355  Reinsurance Group of America, Inc.                        180,652
       4,802  RenaissanceRe Holdings Ltd.                               486,010
         912  RLI Corp.                                                  39,271
       3,828  Safety Insurance Group, Inc.                              205,602
       8,841  Selective Insurance Group, Inc.                           202,813
       4,209  StanCorp Financial Group, Inc.                            257,170
       5,868  Stewart Information Services Corp.                        178,974
       8,184  Travelers (The) Cos., Inc.                                741,307
       6,794  United Fire Group, Inc.                                   189,009
      11,836  Unum Group                                                393,192
       9,005  W. R. Berkley Corp.                                       398,381
      17,361  XL Group PLC                                              544,267
                                                                  -------------
                                                                     12,573,152
                                                                  -------------
              INTERNET & CATALOG RETAIL -- 0.1%
       1,272  FTD Cos., Inc. (a)                                         38,592
       1,569  HSN, Inc.                                                  91,065
       6,030  PetMed Express, Inc.                                       78,933
                                                                  -------------
                                                                        208,590
                                                                  -------------
              INTERNET SOFTWARE & SERVICES -- 0.3%
       4,282  AOL, Inc. (a)                                             183,313
      10,837  Dice Holdings, Inc. (a)                                    82,903
       4,749  Liquidity Services, Inc. (a)                               81,920
      16,538  Monster Worldwide, Inc. (a)                               113,947
                                                                  -------------
                                                                        462,083
                                                                  -------------
              IT SERVICES -- 2.2%
       2,793  CACI International, Inc., Class A (a)                     194,532
      11,451  Computer Sciences Corp.                                   677,670
       4,278  Convergys Corp.                                            92,148
       6,209  CSG Systems International, Inc.                           163,669
       3,954  DST Systems, Inc.                                         364,519
       4,003  ExlService Holdings, Inc. (a)                             113,265
         974  Heartland Payment Systems, Inc.                            39,876
       5,591  Higher One Holdings, Inc. (a)                              33,490
       1,410  International Business Machines Corp.                     277,023
       2,507  Science Applications International Corp.                   97,773


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

APRIL 30, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                               VALUE
--------------------------------------------------------------------------------

              COMMON STOCKS (CONTINUED)
              IT SERVICES (CONTINUED)
      10,377  Sykes Enterprises, Inc. (a)                         $     205,361
       6,597  TeleTech Holdings, Inc. (a)                               159,186
       2,759  Teradata Corp. (a)                                        125,424
       8,291  Western Union Co.                                         131,578
      61,639  Xerox Corp.                                               745,216
                                                                  -------------
                                                                      3,420,730
                                                                  -------------
              LEISURE PRODUCTS -- 0.3%
      10,419  Mattel, Inc.                                              408,581
                                                                  -------------
              LIFE SCIENCES TOOLS & SERVICES -- 0.1%
         732  Bio-Rad Laboratories, Inc., Class A (a)                    90,190
       1,097  Techne Corp.                                               97,973
                                                                  -------------
                                                                        188,163
                                                                  -------------
              MACHINERY -- 4.0%
       4,736  Actuant Corp., Class A                                    160,361
       8,495  AGCO Corp.                                                473,171
       1,841  Astec Industries, Inc.                                     73,548
       2,730  Caterpillar, Inc.                                         287,742
       1,634  CLARCOR, Inc.                                              94,380
       1,821  Cummins, Inc.                                             274,698
       4,604  Deere & Co.                                               429,737
       2,212  Donaldson Co., Inc.                                        93,103
       6,638  Dover Corp.                                               573,523
       1,149  ESCO Technologies, Inc.                                    38,400
      10,958  ITT Corp.                                                 472,728
       9,356  Joy Global, Inc.                                          564,915
       6,345  Kennametal, Inc.                                          296,502
       1,404  Lindsay Corp.                                             123,735
       6,875  Mueller Industries, Inc.                                  198,963
       4,775  Oshkosh Corp.                                             265,060
       2,265  Parker Hannifin Corp.                                     287,383
       3,017  Standex International Corp.                               179,119
       1,671  Stanley Black & Decker, Inc.                              143,522
       4,782  Timken (The) Co.                                          301,649
       8,515  Titan International, Inc.                                 149,098
       2,518  Valmont Industries, Inc.                                  374,955
       6,771  Woodward, Inc.                                            303,544
                                                                  -------------
                                                                      6,159,836
                                                                  -------------
              MARINE -- 0.1%
       3,274  Matson, Inc.                                               77,561
                                                                  -------------
              MEDIA -- 1.0%
       3,232  Cinemark Holdings, Inc.                                    95,732
      15,143  Gannett Co., Inc.                                         411,435
      13,994  Harte-Hanks, Inc.                                         112,512
       1,626  John Wiley & Sons, Inc., Class A                           93,430


SHARES        DESCRIPTION                                               VALUE
--------------------------------------------------------------------------------

              MEDIA (CONTINUED)
       4,036  Meredith Corp.                                      $     177,866
       4,690  Scholastic Corp.                                          154,348
       4,152  Time Warner, Inc.                                         275,942
       8,486  Twenty-First Century Fox, Inc., Class A                   271,722
                                                                  -------------
                                                                      1,592,987
                                                                  -------------
              METALS & MINING -- 1.9%
      34,045  Cliffs Natural Resources, Inc.                            603,277
       9,928  Commercial Metals Co.                                     190,618
      21,063  Freeport-McMoRan Copper & Gold, Inc.                      723,935
       2,885  Kaiser Aluminum Corp.                                     203,104
       3,647  Materion Corp.                                            122,722
       5,635  Olympic Steel, Inc.                                       148,539
       5,305  Reliance Steel & Aluminum Co.                             375,700
       5,822  RTI International Metals, Inc. (a)                        163,947
      21,072  Steel Dynamics, Inc.                                      384,985
                                                                  -------------
                                                                      2,916,827
                                                                  -------------
              MULTILINE RETAIL -- 2.1%
      12,374  Big Lots, Inc. (a)                                        488,773
       7,534  Dollar General Corp. (a)                                  425,219
       9,354  Family Dollar Stores, Inc.                                549,548
      11,447  Fred's, Inc., Class A                                     208,564
      12,262  Kohl's Corp.                                              671,835
       4,575  Macy's, Inc.                                              262,742
       2,172  Nordstrom, Inc.                                           133,100
       6,908  Target Corp.                                              426,569
                                                                  -------------
                                                                      3,166,350
                                                                  -------------
              MULTI-UTILITIES -- 4.4%
       4,950  Alliant Energy Corp.                                      289,476
      10,143  Ameren Corp.                                              419,007
       5,277  Avista Corp.                                              169,655
       4,878  Black Hills Corp.                                         281,704
       5,725  CenterPoint Energy, Inc.                                  141,751
       9,264  CMS Energy Corp.                                          280,792
      10,114  Consolidated Edison, Inc.                                 586,915
       5,626  DTE Energy Co.                                            439,616
       9,097  Integrys Energy Group, Inc.                               557,464
       5,462  MDU Resources Group, Inc.                                 193,464
       7,634  NiSource, Inc.                                            277,267
       2,607  NorthWestern Corp.                                        126,127
      12,560  PG&E Corp.                                                572,485
      14,225  Public Service Enterprise Group, Inc.                     582,798
      10,571  SCANA Corp.                                               567,451
       1,403  Sempra Energy                                             138,350
      31,636  TECO Energy, Inc.                                         568,183


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

APRIL 30, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                               VALUE
--------------------------------------------------------------------------------

              COMMON STOCKS (CONTINUED)
              MULTI-UTILITIES (CONTINUED)
       7,138  Vectren Corp.                                       $     289,589
       5,829  Wisconsin Energy Corp.                                    282,590
                                                                  -------------
                                                                      6,764,684
                                                                  -------------
              OIL, GAS & CONSUMABLE FUELS -- 8.5%
       3,200  Anadarko Petroleum Corp.                                  316,864
       8,396  Apache Corp.                                              728,773
       9,860  Approach Resources, Inc. (a)                              204,595
       7,323  Bill Barrett Corp. (a)                                    173,409
      21,176  Chesapeake Energy Corp.                                   608,810
       5,857  Chevron Corp.                                             735,171
       7,648  Cloud Peak Energy, Inc. (a)                               150,589
       7,077  Comstock Resources, Inc.                                  196,741
       9,902  ConocoPhillips                                            735,818
       4,320  Contango Oil & Gas Co. (a)                                207,533
      42,473  Denbury Resources, Inc.                                   714,396
       7,131  Exxon Mobil Corp.                                         730,286
      42,333  Forest Oil Corp. (a)                                       78,739
       5,396  Green Plains Renewable Energy, Inc.                       161,340
       8,405  Hess Corp.                                                749,390
       9,849  HollyFrontier Corp.                                       517,959
      19,609  Marathon Oil Corp.                                        708,865
       8,003  Marathon Petroleum Corp.                                  743,879
       6,649  Murphy Oil Corp.                                          421,746
       7,308  Occidental Petroleum Corp.                                699,741
      16,602  Peabody Energy Corp.                                      315,604
       9,039  Phillips 66                                               752,225
      18,430  QEP Resources, Inc.                                       565,617
      19,162  Swift Energy Co. (a)                                      236,267
      10,726  Tesoro Corp.                                              603,766
      13,118  Valero Energy Corp.                                       749,956
       6,376  World Fuel Services Corp.                                 290,363
       5,196  WPX Energy, Inc. (a)                                      110,571
                                                                  -------------
                                                                     13,209,013
                                                                  -------------
              PAPER & FOREST PRODUCTS -- 1.3%
       7,199  Boise Cascade Co. (a)                                     180,119
       2,580  Clearwater Paper Corp. (a)                                158,386
       3,340  Domtar Corp.                                              311,822
       9,109  International Paper Co.                                   424,935
      27,775  Louisiana-Pacific Corp. (a)                               455,232
       2,391  Neenah Paper, Inc.                                        120,435
       5,940  P.H. Glatfelter Co.                                       151,589
       3,797  Schweitzer-Mauduit International, Inc.                    165,701
                                                                  -------------
                                                                      1,968,219
                                                                  -------------
              PERSONAL PRODUCTS -- 0.1%
       4,254  Medifast, Inc. (a)                                        134,639
                                                                  -------------


SHARES        DESCRIPTION                                               VALUE
--------------------------------------------------------------------------------

              PHARMACEUTICALS -- 0.6%
       9,219  Eli Lilly & Co.                                     $     544,843
       4,683  Impax Laboratories, Inc. (a)                              122,461
       1,380  Johnson & Johnson                                         139,780
       4,223  Pfizer, Inc.                                              132,095
                                                                  -------------
                                                                        939,179
                                                                  -------------
              PROFESSIONAL SERVICES -- 0.5%
       7,213  CDI Corp.                                                 110,503
         539  Exponent, Inc.                                             37,956
       2,015  Heidrick & Struggles International, Inc.                   37,983
       8,689  Kelly Services, Inc., Class A                             182,990
       2,716  Korn/Ferry International (a)                               78,900
       1,187  Manpowergroup, Inc.                                        96,551
      11,048  Navigant Consulting, Inc. (a)                             185,606
       5,737  Resources Connection, Inc.                                 78,081
                                                                  -------------
                                                                        808,570
                                                                  -------------
              REAL ESTATE INVESTMENT TRUSTS -- 1.2%
       1,331  Agree Realty Corp.                                         39,757
      12,773  Capstead Mortgage Corp.                                   163,239
      14,961  Corrections Corp. of America                              490,721
       7,050  Cousins Properties, Inc.                                   81,992
       2,317  EPR Properties                                            124,214
       2,508  Geo Group (The), Inc.                                      84,093
       4,280  Getty Realty Corp.                                         80,978
       1,605  Government Properties Income Trust                         40,847
      11,724  Inland Real Estate Corp.                                  122,516
       1,075  LTC Properties, Inc.                                       41,527
       3,159  Medical Properties Trust, Inc.                             42,647
       2,423  Potlatch Corp.                                             92,631
       6,124  Rayonier, Inc.                                            276,192
       4,170  Senior Housing Properties Trust                            97,870
                                                                  -------------
                                                                      1,779,224
                                                                  -------------
              REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
       1,581  Jones Lang LaSalle, Inc.                                  183,222
                                                                  -------------
              ROAD & RAIL -- 1.1%
       6,845  Con-way, Inc.                                             290,775
      14,426  CSX Corp.                                                 407,102
       4,901  Roadrunner Transportation Systems, Inc. (a)               120,712
       6,789  Ryder System, Inc.                                        557,920
      14,695  Werner Enterprises, Inc.                                  376,192
                                                                  -------------
                                                                      1,752,701
                                                                  -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

APRIL 30, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                               VALUE
--------------------------------------------------------------------------------

              COMMON STOCKS (CONTINUED)
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.7%
       3,698  Brooks Automation, Inc.                             $      37,830
       1,838  Cabot Microelectronics Corp. (a)                           79,714
      10,377  Cirrus Logic, Inc. (a)                                    231,407
       3,097  Diodes, Inc. (a)                                           81,668
       6,796  Fairchild Semiconductor International, Inc. (a)            86,513
         640  Hittite Microwave Corp.                                    37,990
      30,652  Integrated Device Technology, Inc. (a)                    357,709
      26,988  Intel Corp.                                               720,310
      16,349  Kulicke & Soffa Industries, Inc. (a)                      240,494
       1,353  MKS Instruments, Inc.                                      38,087
      15,148  NVIDIA Corp.                                              279,784
      18,846  Teradyne, Inc. (a)                                        333,009
       2,876  Texas Instruments, Inc.                                   130,714
                                                                  -------------
                                                                      2,655,229
                                                                  -------------
              SOFTWARE -- 1.5%
      22,492  CA, Inc.                                                  677,909
      12,079  Ebix, Inc.                                                190,607
      11,863  EPIQ Systems, Inc.                                        151,728
       1,770  MICROS Systems, Inc. (a)                                   91,155
       6,633  Oracle Corp.                                              271,157
       1,854  Progress Software Corp. (a)                                39,787
      27,170  Symantec Corp.                                            551,007
       7,321  Synopsys, Inc. (a)                                        275,416
      10,724  VASCO Data Security International, Inc. (a)               122,361
                                                                  -------------
                                                                      2,371,127
                                                                  -------------
              SPECIALTY RETAIL -- 6.7%
      15,496  Aaron's, Inc.                                             456,667
      12,171  Abercrombie & Fitch Co., Class A                          447,406
      22,970  American Eagle Outfitters, Inc.                           265,533
       6,779  ANN, Inc. (a)                                             265,669
      27,118  Ascena Retail Group, Inc. (a)                             466,430
       2,547  AutoNation, Inc. (a)                                      134,966
       1,933  Barnes & Noble, Inc. (a)                                   31,701
      20,544  Best Buy Co., Inc.                                        532,706
      12,846  Big 5 Sporting Goods Corp.                                156,850
       4,662  Brown Shoe Co., Inc.                                      109,977
       2,702  Buckle (The), Inc.                                        126,967
       7,624  Cato (The) Corp., Class A                                 217,208
      17,539  Chico's FAS, Inc.                                         278,519
       4,140  Children's Place Retail Stores (The), Inc.                198,720
       6,116  Christopher & Banks Corp. (a)                              38,164
       5,999  CST Brands, Inc.                                          195,747
       3,431  Dick's Sporting Goods, Inc.                               180,676


SHARES        DESCRIPTION                                               VALUE
--------------------------------------------------------------------------------

              SPECIALTY RETAIL (CONTINUED)
       5,970  Finish Line (The), Inc., Class A                    $     164,354
       7,978  Foot Locker, Inc.                                         371,216
      16,947  GameStop Corp., Class A                                   672,457
      10,431  Gap (The), Inc.                                           409,938
       2,169  Genesco, Inc. (a)                                         165,647
       2,462  Group 1 Automotive, Inc.                                  177,584
      16,979  Guess?, Inc.                                              456,905
       1,528  Hibbett Sports, Inc. (a)                                   82,283
       2,389  L Brands, Inc.                                            129,484
       3,303  Men's Wearhouse (The), Inc.                               156,496
       9,236  Murphy USA, Inc. (a)                                      392,530
      45,382  Office Depot, Inc. (a)                                    185,612
       2,231  Outerwall, Inc. (a)                                       154,720
       9,725  Pep Boys-Manny, Moe & Jack (The) (a)                       99,390
       3,938  PetSmart, Inc.                                            266,524
      17,616  Rent-A-Center, Inc.                                       514,563
       6,843  Select Comfort Corp. (a)                                  125,911
       5,503  Sonic Automotive, Inc., Class A                           133,943
       6,613  Stage Stores, Inc.                                        126,837
      61,422  Staples, Inc.                                             767,775
       8,830  Stein Mart, Inc.                                          110,375
      11,461  Urban Outfitters, Inc. (a)                                408,642
       1,701  Vitamin Shoppe, Inc. (a)                                   81,444
       6,671  Zumiez, Inc. (a)                                          163,106
                                                                  -------------
                                                                     10,421,642
                                                                  -------------
              TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 1.4%
      15,246  EMC Corp.                                                 393,347
      16,768  Hewlett-Packard Co.                                       554,350
      10,123  Lexmark International, Inc., Class A                      435,289
       5,127  NCR Corp. (a)                                             156,425
       7,352  NetApp, Inc.                                              261,805
      16,171  QLogic Corp. (a)                                          187,260
       4,653  Super Micro Computer, Inc. (a)                             94,735
                                                                  -------------
                                                                      2,083,211
                                                                  -------------
              TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
       8,416  Coach, Inc.                                               375,774
      11,769  Perry Ellis International, Inc. (a)                       177,712
       1,686  Ralph Lauren Corp.                                        255,210
       1,106  Skechers U.S.A., Inc., Class A (a)                         45,335
                                                                  -------------
                                                                        854,031
                                                                  -------------
              THRIFTS & MORTGAGE FINANCE -- 0.4%
       6,782  Astoria Financial Corp.                                    89,929
       6,377  Bank Mutual Corp.                                          38,389
       8,582  Brookline Bancorp, Inc.                                    77,925


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

APRIL 30, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                               VALUE
--------------------------------------------------------------------------------

              COMMON STOCKS (CONTINUED)
              THRIFTS & MORTGAGE FINANCE (CONTINUED)
       4,762  Dime Community Bancshares, Inc.                     $      77,621
       5,832  New York Community Bancorp, Inc.                           89,871
       2,770  Northwest Bancshares, Inc.                                 36,813
       9,121  People's United Financial, Inc.                           130,248
       4,402  Provident Financial Services, Inc.                         76,507
       5,741  TrustCo Bank Corp.                                         37,948
                                                                  -------------
                                                                        655,251
                                                                  -------------
              TOBACCO -- 0.4%
       1,656  Philip Morris International, Inc.                         141,472
       8,383  Universal Corp.                                           457,460
                                                                  -------------
                                                                        598,932
                                                                  -------------
              TRADING COMPANIES & DISTRIBUTORS -- 0.4%
       2,565  Applied Industrial Technologies, Inc.                     122,915
       4,142  GATX Corp.                                                271,839
       3,042  Kaman Corp.                                               127,673
       1,083  MSC Industrial Direct Co., Inc., Class A                   98,618
                                                                  -------------
                                                                        621,045
                                                                  -------------
              WATER UTILITIES -- 0.1%
       2,504  American States Water Co.                                  76,022
       3,738  Aqua America, Inc.                                         93,786
                                                                  -------------
                                                                        169,808
                                                                  -------------
              WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
       2,994  NTELOS Holdings Corp.                                      41,287
      17,878  Telephone & Data Systems, Inc.                            486,103
      11,347  USA Mobility, Inc.                                        194,374
                                                                  -------------
                                                                        721,764
                                                                  -------------

              TOTAL INVESTMENTS -- 100.1%                           155,038,543
              (Cost $145,902,046) (b)
              NET OTHER ASSETS AND
                  LIABILITIES -- (0.1)%                                 (83,293)
                                                                  -------------
              NET ASSETS -- 100.0%                                $ 154,955,250
                                                                  =============


(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,776,499 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,640,002.


-----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS                      LEVEL 1            LEVEL 2           LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*                $ 155,038,543         $     -           $     -
                           =====================================================


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

              COMMON STOCKS  -- 99.9%
              AEROSPACE & DEFENSE -- 4.7%
       1,524  Aerovironment, Inc. (a)                              $     51,466
       1,599  Alliant Techsystems, Inc.                                 230,608
       2,095  B/E Aerospace, Inc. (a)                                   183,878
         881  Boeing (The) Co.                                          113,667
       5,740  GenCorp, Inc. (a)                                         100,794
       2,537  General Dynamics Corp.                                    277,675
       1,192  Honeywell International, Inc.                             110,737
       2,222  Huntington Ingalls Industries, Inc.                       228,866
       1,693  Lockheed Martin Corp.                                     277,889
         640  Moog, Inc., Class A (a)                                    41,888
       2,240  Northrop Grumman Corp.                                    272,182
       3,007  Orbital Sciences Corp. (a)                                 88,406
         213  Precision Castparts Corp.                                  53,908
       2,238  Raytheon Co.                                              213,684
       1,388  Rockwell Collins, Inc.                                    107,778
       4,587  TASER International, Inc. (a)                              74,080
         630  Teledyne Technologies, Inc. (a)                            58,502
       5,627  Textron, Inc.                                             230,144
         946  United Technologies Corp.                                 111,940
                                                                   ------------
                                                                      2,828,092
                                                                   ------------
              AIR FREIGHT & LOGISTICS -- 0.1%
       1,331  Forward Air Corp.                                          58,870
                                                                   ------------
              AIRLINES -- 1.4%
       2,435  Alaska Air Group, Inc.                                    229,085
         375  Allegiant Travel Co.                                       44,043
       7,976  Delta Air Lines, Inc.                                     293,756
      11,705  Southwest Airlines Co.                                    282,910
                                                                   ------------
                                                                        849,794
                                                                   ------------
              AUTO COMPONENTS -- 1.8%
       4,496  BorgWarner, Inc.                                          279,381
       4,072  Delphi Automotive PLC                                     272,173
       1,421  Dorman Products, Inc. (a)                                  81,779
       1,548  Drew Industries, Inc.                                      77,895
       2,883  Gentex Corp.                                               82,656
       8,461  Goodyear Tire & Rubber (The) Co.                          213,217
       2,336  Johnson Controls, Inc.                                    105,447
                                                                   ------------
                                                                      1,112,548
                                                                   ------------
              AUTOMOBILES -- 0.4%
       2,977  Thor Industries, Inc.                                     181,210
       2,240  Winnebago Industries, Inc. (a)                             53,536
                                                                   ------------
                                                                        234,746
                                                                   ------------
              BANKS -- 3.2%
       2,516  Associated Banc-Corp.                                      44,156
       1,821  BancorpSouth, Inc.                                         42,539


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

              BANKS (CONTINUED)
       1,233  Bank of the Ozarks, Inc.                             $     73,857
       2,447  BBCN Bancorp, Inc.                                         37,708
       3,100  Boston Private Financial Holdings, Inc.                    38,781
         577  City National Corp.                                        41,873
       1,471  Columbia Banking System, Inc.                              36,510
       3,117  Comerica, Inc.                                            150,364
       1,075  Community Bank System, Inc.                                39,979
         586  Cullen/Frost Bankers, Inc.                                 44,776
       1,245  East West Bancorp, Inc.                                    42,965
       7,035  Fifth Third Bancorp                                       144,991
       1,197  First Midwest Bancorp, Inc.                                19,595
         703  Glacier Bancorp, Inc.                                      18,039
       1,219  Home BancShares, Inc.                                      38,654
       5,398  Huntington Bancshares, Inc.                                49,446
       7,763  KeyCorp                                                   105,887
         475  PacWest Bancorp                                            18,701
       1,636  Pinnacle Financial Partners, Inc.                          56,557
       2,011  PrivateBancorp, Inc.                                       55,443
       2,061  Prosperity Bancshares, Inc.                               121,599
       9,950  Regions Financial Corp.                                   100,893
       1,809  Signature Bank (a)                                        214,945
       1,764  SVB Financial Group (a)                                   188,201
         945  Texas Capital Bancshares, Inc. (a)                         53,100
         316  UMB Financial Corp.                                        18,552
       2,161  United Community Banks, Inc. (a)                           34,900
         709  ViewPoint Financial Group, Inc.                            18,484
       5,527  Wilshire Bancorp, Inc.                                     55,270
                                                                   ------------
                                                                      1,906,765
                                                                   ------------
              BEVERAGES -- 1.8%
         171  Boston Beer (The) Co., Inc., Class A (a)                   42,073
       2,465  Brown-Forman Corp., Class B                               221,160
       4,629  Coca-Cola Enterprises, Inc.                               210,342
       3,252  Constellation Brands, Inc., Class A (a)                   259,639
       2,965  Dr. Pepper Snapple Group, Inc.                            164,320
       3,183  Monster Beverage Corp. (a)                                213,134
                                                                   ------------
                                                                      1,110,668
                                                                   ------------
              BIOTECHNOLOGY -- 2.1%
       1,107  Acorda Therapeutics, Inc. (a)                              39,243
       1,817  Alexion Pharmaceuticals, Inc. (a)                         287,449
         436  Amgen, Inc.                                                48,723
         904  Biogen Idec, Inc. (a)                                     259,556
       2,485  Cubist Pharmaceuticals, Inc. (a)                          174,099
       3,320  Emergent Biosolutions, Inc. (a)                            87,515
         759  Gilead Sciences, Inc. (a)                                  59,574
       1,559  Ligand Pharmaceuticals, Inc. (a)                           98,482


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

APRIL 30, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

              COMMON STOCKS  (CONTINUED)
              BIOTECHNOLOGY (CONTINUED)
         368  Regeneron Pharmaceuticals, Inc. (a)                  $    109,256
         967  United Therapeutics Corp. (a)                              96,710
                                                                   ------------
                                                                      1,260,607
                                                                   ------------
              BUILDING PRODUCTS -- 0.6%
         988  A.O. Smith Corp.                                           46,199
         615  Apogee Enterprises, Inc.                                   19,539
       1,080  Fortune Brands Home & Security, Inc.                       43,038
       2,499  Lennox International, Inc.                                209,491
       2,423  Masco Corp.                                                48,678
                                                                   ------------
                                                                        366,945
                                                                   ------------
              CAPITAL MARKETS -- 2.3%
         227  Affiliated Managers Group, Inc. (a)                        44,991
       2,009  Ameriprise Financial, Inc.                                224,265
         171  BlackRock, Inc.                                            51,471
       8,089  Charles Schwab (The) Corp.                                214,763
       9,604  E*TRADE Financial Corp. (a)                               215,610
         759  Evercore Partners, Inc., Class A                           40,553
       3,120  HFF, Inc., Class A                                        106,080
       4,364  Invesco Ltd.                                              153,656
       3,037  Investment Technology Group, Inc. (a)                      62,684
       1,686  Stifel Financial Corp. (a)                                 78,854
       3,086  Waddell & Reed Financial, Inc., Class A                   208,151
                                                                   ------------
                                                                      1,401,078
                                                                   ------------
              CHEMICALS -- 4.6%
         929  Air Products & Chemicals, Inc.                            109,176
       1,862  Cytec Industries, Inc.                                    177,486
       2,406  E.I. du Pont de Nemours & Co.                             161,972
       2,565  Eastman Chemical Co.                                      223,591
       1,495  Ecolab, Inc.                                              156,437
       3,766  Flotek Industries, Inc. (a)                               105,485
       1,444  FMC Corp.                                                 111,188
       4,133  FutureFuel Corp.                                           82,949
         424  H.B. Fuller Co.                                            19,644
       1,688  International Flavors & Fragrances, Inc.                  166,302
       2,486  LyondellBasell Industries N.V.,
                 Class A                                                229,955
       2,816  Minerals Technologies, Inc.                               167,524
         581  NewMarket Corp.                                           216,318
       2,861  PolyOne Corp.                                             107,202
       1,143  PPG Industries, Inc.                                      221,308
       4,345  RPM International, Inc.                                   185,358
       1,483  Scotts Miracle-Gro (The) Co., Class A                      90,774
         561  Sherwin-Williams (The) Co.                                112,110


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

              CHEMICALS (CONTINUED)
       1,260  Valspar (The) Corp.                                  $     92,030
                                                                   ------------
                                                                      2,736,809
                                                                   ------------
              COMMERCIAL SERVICES & SUPPLIES -- 2.2%
       3,709  Cintas Corp.                                              218,571
       1,249  Copart, Inc. (a)                                           45,301
       2,598  Deluxe Corp.                                              142,760
       1,444  Healthcare Services Group, Inc.                            42,021
       4,243  Herman Miller, Inc.                                       130,812
       1,415  Mobile Mini, Inc.                                          62,515
         797  MSA Safety, Inc.                                           42,042
      10,633  Pitney Bowes, Inc.                                        284,964
       7,617  R.R. Donnelley & Sons Co.                                 134,059
       1,503  Rollins, Inc.                                              45,210
       3,808  Tyco International Ltd.                                   155,747
                                                                   ------------
                                                                      1,304,002
                                                                   ------------
              COMMUNICATIONS EQUIPMENT -- 1.7%
       3,722  ARRIS Group, Inc. (a)                                      97,107
       3,010  CalAmp Corp. (a)                                           53,428
       3,997  Ciena Corp. (a)                                            79,021
       1,514  F5 Networks, Inc. (a)                                     159,227
       2,207  Harris Corp.                                              162,259
       2,343  PC-Tel, Inc.                                               19,330
       2,047  QUALCOMM, Inc.                                            161,119
      11,529  Riverbed Technology, Inc. (a)                             224,239
       1,215  ViaSat, Inc. (a)                                           78,015
                                                                   ------------
                                                                      1,033,745
                                                                   ------------
              CONSTRUCTION & ENGINEERING -- 0.6%
       3,318  Dycom Industries, Inc. (a)                                104,185
       7,489  Quanta Services, Inc. (a)                                 264,212
                                                                   ------------
                                                                        368,397
                                                                   ------------
              CONSTRUCTION MATERIALS -- 1.3%
       2,563  Eagle Materials, Inc.                                     213,575
       7,939  Headwaters, Inc. (a)                                       99,079
       1,416  Martin Marietta Materials, Inc.                           176,051
       1,170  Texas Industries, Inc. (a)                                101,439
       3,327  Vulcan Materials Co.                                      214,691
                                                                   ------------
                                                                        804,835
                                                                   ------------
              CONSUMER FINANCE -- 0.5%
       1,228  American Express Co.                                      107,364
       1,900  Discover Financial Services                               106,210
         918  Encore Capital Group, Inc. (a)                             39,676
         725  Portfolio Recovery Associates, Inc. (a)                    41,434
                                                                   ------------
                                                                        294,684
                                                                   ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

APRIL 30, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

              COMMON STOCKS  (CONTINUED)
              CONTAINERS & PACKAGING -- 1.0%
       2,946  Ball Corp.                                           $    165,536
       1,591  Owens-Illinois, Inc. (a)                                   50,562
       3,229  Packaging Corp. of America                                215,148
       4,912  Sealed Air Corp.                                          168,531
                                                                   ------------
                                                                        599,777
                                                                   ------------
              DISTRIBUTORS -- 0.4%
       1,859  Genuine Parts Co.                                         161,956
       1,001  Pool Corp.                                                 59,079
                                                                   ------------
                                                                        221,035
                                                                   ------------
              DIVERSIFIED CONSUMER SERVICES -- 0.7%
         324  Capella Education Co.                                      18,909
         314  Graham Holdings Co., Class B                              210,766
       3,244  Hillenbrand, Inc.                                          98,618
       4,572  Service Corp. International                                85,816
                                                                   ------------
                                                                        414,109
                                                                   ------------
              DIVERSIFIED FINANCIAL SERVICES -- 0.6%
       3,212  CBOE Holdings, Inc.                                       171,392
       1,449  McGraw Hill Financial Inc.                                107,125
       1,394  Moody's Corp.                                             109,429
                                                                   ------------
                                                                        387,946
                                                                   ------------
              DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
       5,675  8x8, Inc. (a)                                              55,048
       7,353  General Communication, Inc., Class A (a)                   76,765
       1,454  tw telecom, Inc. (a)                                       44,623
                                                                   ------------
                                                                        176,436
                                                                   ------------
              ELECTRICAL EQUIPMENT -- 1.1%
       1,714  Acuity Brands, Inc.                                       213,513
       1,265  Encore Wire Corp.                                          61,644
         885  EnerSys, Inc.                                              59,808
         481  Franklin Electric Co., Inc.                                18,600
       1,137  Hubbell, Inc., Class B                                    133,848
       1,296  Rockwell Automation, Inc.                                 154,457
                                                                   ------------
                                                                        641,870
                                                                   ------------
              ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS --
                  2.4%
       3,131  Agilysys, Inc. (a)                                         39,263
       1,206  Amphenol Corp., Class A                                   114,992
         371  Badger Meter, Inc.                                         18,383
         881  Belden, Inc.                                               65,027
       2,938  CTS Corp.                                                  52,267
       4,263  Daktronics, Inc.                                           55,504


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

              ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
                  (CONTINUED)
         386  FARO Technologies, Inc. (a)                          $     15,401
         596  FEI Co.                                                    47,394
       6,141  FLIR Systems, Inc.                                        209,040
         655  Littelfuse, Inc.                                           59,310
       1,237  Measurement Specialties, Inc. (a)                          79,601
       2,001  Methode Electronics, Inc.                                  55,508
       2,029  Newport Corp. (a)                                          37,902
       3,672  TE Connectivity Ltd.                                      216,574
       4,677  Trimble Navigation Ltd. (a)                               179,737
       2,619  Zebra Technologies Corp., Class A (a)                     181,863
                                                                   ------------
                                                                      1,427,766
                                                                   ------------
              ENERGY EQUIPMENT & SERVICES -- 2.5%
       3,826  Basic Energy Services, Inc. (a)                           101,083
       2,104  C&J Energy Services, Inc. (a)                              63,246
       1,317  CARBO Ceramics, Inc.                                      184,261
         405  Dril-Quip, Inc. (a)                                        45,814
       1,431  Era Group, Inc. (a)                                        40,855
       4,693  Halliburton Co.                                           295,987
       2,569  Helmerich & Payne, Inc.                                   279,122
       3,105  Matrix Service Co. (a)                                     96,162
       5,738  Patterson-UTI Energy, Inc.                                186,657
       1,656  Schlumberger Ltd.                                         168,167
       1,105  Tesco Corp. (a)                                            22,100
                                                                   ------------
                                                                      1,483,454
                                                                   ------------
              FOOD & STAPLES RETAILING -- 1.1%
       1,770  Andersons (The), Inc.                                     110,253
       8,357  Safeway, Inc.                                             284,639
       4,185  Walgreen Co.                                              284,162
                                                                   ------------
                                                                        679,054
                                                                   ------------
              FOOD PRODUCTS -- 2.3%
       2,948  Calavo Growers, Inc.                                       91,653
       1,199  Campbell Soup Co.                                          54,543
       3,002  Diamond Foods, Inc. (a)                                    91,771
       1,987  Hain Celestial Group (The), Inc. (a)                      170,922
       1,059  Hershey (The) Co.                                         101,918
       4,487  Hormel Foods Corp.                                        213,985
         437  J&J Snack Foods Corp.                                      40,903
       2,617  Keurig Green Mountain, Inc.                               245,161
       1,371  Lancaster Colony Corp.                                    130,080
       7,962  WhiteWave Foods (The) Co., Class A (a)                    220,468
                                                                   ------------
                                                                      1,361,404
                                                                   ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

APRIL 30, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

              COMMON STOCKS  (CONTINUED)
              HEALTH CARE EQUIPMENT & SUPPLIES -- 3.4%
       2,356  ABIOMED, Inc. (a)                                    $     55,814
         877  Align Technology, Inc. (a)                                 44,192
       2,041  Anika Therapeutics, Inc. (a)                               87,232
         944  Becton, Dickinson and Co.                                 106,700
      11,942  Boston Scientific Corp. (a)                               150,589
       1,494  C. R. Bard, Inc.                                          205,171
       1,244  Cantel Medical Corp.                                       41,251
       1,501  Covidien PLC                                              106,946
       6,160  CryoLife, Inc.                                             55,933
         643  Cyberonics, Inc. (a)                                       38,040
       2,094  Cynosure, Inc., Class A (a)                                51,387
       1,336  Greatbatch, Inc. (a)                                       61,496
       1,123  IDEXX Laboratories, Inc. (a)                              141,992
         123  Intuitive Surgical, Inc. (a)                               44,489
       1,664  Masimo Corp. (a)                                           44,529
       4,065  Natus Medical, Inc. (a)                                   100,934
         455  Neogen Corp. (a)                                           19,008
       2,730  NuVasive, Inc. (a)                                         92,028
         609  Sirona Dental Systems, Inc. (a)                            45,809
       2,469  St. Jude Medical, Inc.                                    156,707
       1,982  Stryker Corp.                                             154,100
       1,695  Teleflex, Inc.                                            173,043
         641  Varian Medical Systems, Inc. (a)                           50,992
         464  West Pharmaceutical Services, Inc.                         20,128
                                                                   ------------
                                                                      2,048,510
                                                                   ------------
              HEALTH CARE PROVIDERS & SERVICES -- 3.3%
       2,462  AmerisourceBergen Corp.                                   160,473
       1,782  AmSurg Corp. (a)                                           77,179
       1,928  Cigna Corp.                                               154,317
       2,108  CorVel Corp. (a)                                           95,998
       4,014  DaVita HealthCare Partners, Inc. (a)                      278,170
         961  Ensign Group (The), Inc.                                   40,843
       1,523  Henry Schein, Inc. (a)                                    173,972
       1,565  McKesson Corp.                                            264,782
       3,666  MEDNAX, Inc. (a)                                          217,211
         131  MWI Veterinary Supply, Inc. (a)                            20,520
       1,523  Omnicare, Inc.                                             90,268
       2,582  Tenet Healthcare Corp. (a)                                116,397
       1,661  Universal Health Services, Inc., Class B                  135,853
       5,640  VCA Antech, Inc. (a)                                      172,753
                                                                   ------------
                                                                      1,998,736
                                                                   ------------
              HEALTH CARE TECHNOLOGY -- 0.4%
       7,562  Allscripts Healthcare Solutions, Inc. (a)                 115,094
         317  Computer Programs & Systems, Inc.                          20,012
         376  Medidata Solutions, Inc. (a)                               13,652


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

              HEALTH CARE TECHNOLOGY (CONTINUED)
       2,931  Omnicell, Inc. (a)                                   $     77,613
                                                                   ------------
                                                                        226,371
                                                                   ------------
              HOTELS, RESTAURANTS & LEISURE -- 3.6%
       6,356  Boyd Gaming Corp. (a)                                      75,128
       3,466  Brinker International, Inc.                               170,319
         563  Buffalo Wild Wings, Inc. (a)                               82,266
         487  Chipotle Mexican Grill, Inc. (a)                          242,769
       2,362  Domino's Pizza, Inc.                                      175,686
       1,423  Jack in the Box, Inc. (a)                                  76,187
       4,933  Marriott International, Inc., Class A                     285,769
       2,264  Monarch Casino & Resort, Inc. (a)                          36,315
         515  Panera Bread Co., Class A (a)                              78,780
       2,013  Papa John's International, Inc.                            88,290
       2,589  Pinnacle Entertainment, Inc. (a)                           60,246
         585  Red Robin Gourmet Burgers, Inc. (a)                        39,768
       1,692  Ruth's Hospitality Group, Inc.                             21,302
       6,620  Scientific Games Corp., Class A (a)                        79,308
       2,692  Sonic Corp. (a)                                            51,256
         676  Starwood Hotels & Resorts Worldwide, Inc.                  51,815
         784  Texas Roadhouse, Inc.                                      19,396
      14,949  Wendy's (The) Co.                                         124,226
       2,205  Wyndham Worldwide Corp.                                   157,305
       1,244  Wynn Resorts Ltd.                                         253,639
                                                                   ------------
                                                                      2,169,770
                                                                   ------------
              HOUSEHOLD DURABLES -- 2.5%
       2,922  Garmin Ltd.                                               166,846
       2,597  Harman International Industries, Inc.                     284,657
       1,515  Helen of Troy Ltd. (a)                                     94,991
       2,044  iRobot Corp. (a)                                           68,474
       3,038  Jarden Corp. (a)                                          173,622
       1,548  La-Z-Boy, Inc.                                             37,508
       2,790  Lennar Corp., Class A                                     107,666
         396  Mohawk Industries, Inc. (a)                                52,434
         198  NVR, Inc. (a)                                             213,246
       2,691  Tempur Sealy International, Inc. (a)                      135,034
       2,532  Toll Brothers, Inc. (a)                                    86,696
       1,598  Universal Electronics, Inc. (a)                            59,685
                                                                   ------------
                                                                      1,480,859
                                                                   ------------
              HOUSEHOLD PRODUCTS -- 0.3%
       1,316  Church & Dwight Co., Inc.                                  90,817
         488  Kimberly-Clark Corp.                                       54,778
         541  WD-40 Co.                                                  39,407
                                                                   ------------
                                                                        185,002
                                                                   ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

APRIL 30, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

              COMMON STOCKS  (CONTINUED)
              INDUSTRIAL CONGLOMERATES -- 0.1%
         397  3M Co.                                               $     55,219
                                                                   ------------
              INSURANCE -- 1.8%
       1,397  AMERISAFE, Inc.                                            59,582
       1,312  Aon PLC                                                   111,363
       2,865  Arthur J. Gallagher & Co.                                 128,982
       2,064  eHealth, Inc. (a)                                          86,461
       4,363  Lincoln National Corp.                                    211,649
       2,242  Marsh & McLennan Cos., Inc.                               110,553
       8,313  Old Republic International Corp.                          137,663
       1,405  Torchmark Corp.                                           111,979
       6,606  Universal Insurance Holdings, Inc.                         96,646
                                                                   ------------
                                                                      1,054,878
                                                                   ------------
              INTERNET & CATALOG RETAIL -- 1.4%
         160  Amazon.com, Inc. (a)                                       48,661
       3,049  Expedia, Inc.                                             216,449
         459  Netflix, Inc. (a)                                         147,816
         185  Priceline Group (The), Inc. (a)                           214,184
       2,441  TripAdvisor, Inc. (a)                                     197,086
                                                                   ------------
                                                                        824,196
                                                                   ------------
              INTERNET SOFTWARE & SERVICES -- 1.7%
       3,798  Akamai Technologies, Inc. (a)                             201,560
       2,559  comScore, Inc. (a)                                         80,173
       3,229  Conversant, Inc. (a)                                       78,917
       1,247  Dealertrack Technologies, Inc. (a)                         56,975
       4,588  Facebook, Inc., Class A (a)                               274,271
         289  Google, Inc., Class A (a)                                 154,580
         409  j2 Global, Inc.                                            18,961
       2,336  LogMeIn, Inc. (a)                                         106,171
         266  OpenTable, Inc. (a)                                        17,865
       1,129  Perficient, Inc. (a)                                       20,627
                                                                   ------------
                                                                      1,010,100
                                                                   ------------
              IT SERVICES -- 2.2%
       2,643  Acxiom Corp. (a)                                           74,638
       1,014  Alliance Data Systems Corp. (a)                           245,287
       3,671  Broadridge Financial Solutions, Inc.                      140,746
         526  Cardtronics, Inc. (a)                                      17,611
       4,368  Cognizant Technology Solutions Corp., Class A (a)         209,249
       2,068  Fidelity National Information Services, Inc.              110,493
         949  Fiserv, Inc. (a)                                           57,680
       1,309  Gartner, Inc. (a)                                          90,242
       3,195  Global Payments, Inc.                                     213,522
         648  iGATE Corp. (a)                                            23,717
         456  MAXIMUS, Inc.                                              19,412
       1,252  Virtusa Corp. (a)                                          41,278


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

              IT SERVICES (CONTINUED)
         249  Visa, Inc., Class A                                  $     50,450
         478  WEX, Inc. (a)                                              45,874
                                                                   ------------
                                                                      1,340,199
                                                                   ------------
              LEISURE PRODUCTS -- 0.6%
       3,010  Brunswick Corp.                                           120,972
       1,987  Hasbro, Inc.                                              109,802
         976  Polaris Industries, Inc.                                  131,106
                                                                   ------------
                                                                        361,880
                                                                   ------------
              LIFE SCIENCES TOOLS & SERVICES -- 1.6%
       5,884  Affymetrix, Inc. (a)                                       43,718
       5,558  Cambrex Corp. (a)                                         113,884
       3,013  Charles River Laboratories International, Inc. (a)        161,858
       2,187  Covance, Inc. (a)                                         193,068
       1,551  PAREXEL International Corp. (a)                            70,338
       3,583  PerkinElmer, Inc.                                         150,379
       1,839  Thermo Fisher Scientific, Inc.                            209,646
                                                                   ------------
                                                                        942,891
                                                                   ------------
              MACHINERY -- 4.0%
       1,595  Barnes Group, Inc.                                         61,439
         572  CIRCOR International, Inc.                                 46,452
       1,916  Crane Co.                                                 139,351
         844  EnPro Industries, Inc. (a)                                 60,101
       5,631  Federal Signal Corp. (a)                                   85,479
       2,061  Flowserve Corp.                                           150,556
         623  IDEX Corp.                                                 46,457
       2,715  John Bean Technologies Corp.                               78,708
         631  Lincoln Electric Holdings, Inc.                            42,157
       4,586  Lydall, Inc. (a)                                          107,358
       3,278  PACCAR, Inc.                                              209,727
         602  Pall Corp.                                                 50,658
       3,483  Pentair Ltd.                                              258,752
       1,423  Snap-on, Inc.                                             165,068
         312  Tennant Co.                                                19,903
       4,103  Terex Corp.                                               177,619
         664  Toro (The) Co.                                             42,191
       3,153  Trinity Industries, Inc.                                  236,664
       2,346  Wabtec Corp.                                              174,894
       6,070  Xylem, Inc.                                               228,171
                                                                   ------------
                                                                      2,381,705
                                                                   ------------
              MARINE -- 0.2%
       1,347  Kirby Corp. (a)                                           135,535
                                                                   ------------
              MEDIA -- 1.9%
       1,244  AMC Networks, Inc., Class A (a)                            81,693


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

APRIL 30, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

              COMMON STOCKS  (CONTINUED)
              MEDIA (CONTINUED)
       1,789  CBS Corp., Class B                                   $    103,333
       3,616  DIRECTV (a)                                               280,602
       3,140  Interpublic Group of Cos. (The), Inc.                      54,699
       4,822  Live Nation Entertainment, Inc. (a)                       100,683
       1,523  Omnicom Group, Inc.                                       103,077
       1,612  Time Warner Cable, Inc.                                   228,033
       2,761  Walt Disney (The) Co.                                     219,058
                                                                   ------------
                                                                      1,171,178
                                                                   ------------
              METALS & MINING -- 1.1%
      11,620  AK Steel Holding Corp. (a)                                 81,340
       1,376  Carpenter Technology Corp.                                 86,413
       1,101  Compass Minerals International, Inc.                      100,851
       2,947  Globe Specialty Metals, Inc.                               57,113
       5,665  Stillwater Mining Co. (a)                                  89,394
       1,837  SunCoke Energy, Inc. (a)                                   38,338
       2,748  U.S. Silica Holdings, Inc.                                124,127
       2,376  Worthington Industries, Inc.                               87,437
                                                                   ------------
                                                                        665,013
                                                                   ------------
              MULTILINE RETAIL -- 0.0%
       1,445  Tuesday Morning Corp. (a)                                  20,201
                                                                   ------------
              MULTI-UTILITIES -- 0.2%
       1,557  Dominion Resources, Inc.                                  112,945
                                                                   ------------
              OIL, GAS & CONSUMABLE FUELS -- 3.6%
       1,962  Carrizo Oil & Gas, Inc. (a)                               107,949
       1,908  Cimarex Energy Co.                                        227,281
       2,249  Energen Corp.                                             175,220
       2,818  EOG Resources, Inc.                                       276,164
       1,665  EQT Corp.                                                 181,468
       1,277  Gulfport Energy Corp. (a)                                  94,077
       8,812  Newfield Exploration Co. (a)                              298,286
         758  Noble Energy, Inc.                                         54,409
         674  PDC Energy, Inc. (a)                                       42,914
       5,996  Penn Virginia Corp. (a)                                    99,773
      18,399  PetroQuest Energy, Inc. (a)                               110,762
         288  Pioneer Natural Resources Co.                              55,662
         637  SM Energy Co.                                              47,221
       4,805  Southwestern Energy Co. (a)                               230,063
       1,457  Spectra Energy Corp.                                       57,858
       1,999  Stone Energy Corp. (a)                                     98,051
                                                                   ------------
                                                                      2,157,158
                                                                   ------------
              PAPER & FOREST PRODUCTS -- 0.2%
       3,636  KapStone Paper & Packaging Corp. (a)                       95,918
                                                                   ------------
              PERSONAL PRODUCTS -- 0.0%
         565  Inter Parfums, Inc.                                        20,673
                                                                   ------------


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

              PHARMACEUTICALS -- 3.0%
       1,343  Actavis PLC (a)                                      $    274,415
       1,907  Akorn, Inc. (a)                                            48,094
       1,301  Allergan, Inc.                                            215,758
       1,986  Endo International PLC (a)                                125,009
       2,396  Forest Laboratories, Inc. (a)                             220,216
       2,556  Hospira, Inc. (a)                                         117,065
         948  Merck & Co., Inc.                                          55,515
       4,528  Mylan, Inc. (a)                                           229,932
       1,044  Perrigo Co. PLC                                           151,234
       1,292  Questcor Pharmaceuticals, Inc.                            106,177
       2,193  Salix Pharmaceuticals Ltd. (a)                            241,230
                                                                   ------------
                                                                      1,784,645
                                                                   ------------
              PROFESSIONAL SERVICES -- 1.0%
       1,224  Corporate Executive Board (The) Co.                        84,480
         791  Equifax, Inc.                                              56,011
       2,477  Nielsen N.V.                                              116,295
       2,718  On Assignment, Inc. (a)                                    95,130
       1,283  Robert Half International, Inc.                            57,478
         398  Towers Watson & Co., Class A                               44,664
       3,584  TrueBlue, Inc. (a)                                         95,872
         748  WageWorks, Inc. (a)                                        31,693
                                                                   ------------
                                                                        581,623
                                                                   ------------
              REAL ESTATE INVESTMENT TRUSTS -- 2.1%
         775  Acadia Realty Trust                                        21,026
         606  American Assets Trust, Inc.                                20,574
       1,207  Associated Estates Realty Corp.                            20,253
         410  AvalonBay Communities, Inc.                                55,986
         470  Boston Properties, Inc.                                    55,056
       1,740  DiamondRock Hospitality Co.                                21,350
       2,692  Duke Realty Corp.                                          47,164
         928  Equity Residential                                         55,160
         802  Essex Property Trust, Inc.                                138,955
       2,810  Extra Space Storage, Inc.                                 147,047
         396  Federal Realty Investment Trust                            46,546
       2,659  Host Hotels & Resorts, Inc.                                57,036
       2,327  Kilroy Realty Corp.                                       138,619
       2,460  Kimco Realty Corp.                                         56,383
       1,340  LaSalle Hotel Properties                                   44,327
         863  Macerich (The) Co.                                         56,017
       1,331  Mid-America Apartment Communities, Inc.                    92,704
       2,712  OMEGA Healthcare Investors, Inc.                           94,323
       1,504  Sabra Health Care REIT, Inc.                               45,075
         278  Sovran Self Storage, Inc.                                  21,100
                                                                   ------------
                                                                      1,234,701
                                                                   ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

APRIL 30, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

              COMMON STOCKS  (CONTINUED)
              REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.6%
       3,203  Alexander & Baldwin, Inc.                            $    119,504
       8,060  CBRE Group, Inc., Class A (a)                             214,718
                                                                   ------------
                                                                        334,222
                                                                   ------------
              ROAD & RAIL -- 1.7%
       2,838  ArcBest Corp.                                             111,874
         467  Genesee & Wyoming, Inc., Class A (a)                       46,238
       3,698  Heartland Express, Inc.                                    80,468
       3,627  Knight Transportation, Inc.                                86,069
       1,138  Norfolk Southern Corp.                                    107,575
       4,005  Old Dominion Freight Line, Inc. (a)                       242,823
       2,745  Saia, Inc. (a)                                            113,012
       1,178  Union Pacific Corp.                                       224,326
                                                                   ------------
                                                                      1,012,385
                                                                   ------------
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.0%
       3,424  Advanced Energy Industries, Inc. (a)                       74,917
      33,999  Advanced Micro Devices, Inc. (a)                          139,056
       7,907  Applied Materials, Inc.                                   150,707
       5,436  Atmel Corp. (a)                                            42,238
       3,960  First Solar, Inc. (a)                                     267,260
       3,598  GT Advanced Technologies, Inc. (a)                         59,763
       2,935  Lam Research Corp. (a)                                    169,085
       1,105  Linear Technology Corp.                                    49,173
       9,986  LSI Corp.                                                 111,244
       4,629  Microchip Technology, Inc.                                220,063
      11,680  Micron Technology, Inc. (a)                               305,082
       2,164  Monolithic Power Systems, Inc. (a)                         80,284
       1,275  Power Integrations, Inc.                                   60,218
       6,056  Skyworks Solutions, Inc. (a)                              248,599
       9,649  SunEdison, Inc. (a)                                       185,550
       1,747  Synaptics, Inc. (a)                                       108,576
         865  Tessera Technologies, Inc.                                 18,970
       2,975  Xilinx, Inc.                                              140,390
                                                                   ------------
                                                                      2,431,175
                                                                   ------------
              SOFTWARE -- 2.3%
       1,536  ACI Worldwide, Inc. (a)                                    87,782
       1,682  Adobe Systems, Inc. (a)                                   103,763
         582  Bottomline Technologies (de), Inc. (a)                     18,414
       5,849  Cadence Design Systems, Inc. (a)                           91,010
       5,565  Electronic Arts, Inc. (a)                                 157,490
       2,063  Fortinet, Inc. (a)                                         45,345
       1,157  Interactive Intelligence Group, Inc. (a)                   72,394
       2,395  Manhattan Associates, Inc. (a)                             75,514
       5,394  Microsoft Corp.                                           217,918
       2,233  NetScout Systems, Inc. (a)                                 86,998
       2,565  PTC, Inc. (a)                                              90,724


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

              SOFTWARE (CONTINUED)
       1,936  Salesforce.com, Inc. (a)                             $     99,994
       2,132  SolarWinds, Inc. (a)                                       85,962
         596  Synchronoss Technologies, Inc. (a)                         18,142
       4,782  Take-Two Interactive Software, Inc. (a)                    97,457
       1,100  Tangoe, Inc. (a)                                           16,544
                                                                   ------------
                                                                      1,365,451
                                                                   ------------
              SPECIALTY RETAIL -- 3.6%
       1,796  Advance Auto Parts, Inc.                                  217,837
         515  AutoZone, Inc. (a)                                        274,953
       1,387  Cabela's, Inc. (a)                                         91,001
       2,362  CarMax, Inc. (a)                                          103,408
       2,825  Haverty Furniture Cos., Inc.                               72,151
       1,305  Jos. A. Bank Clothiers, Inc. (a)                           84,238
       1,106  Kirkland's, Inc. (a)                                       18,924
         923  Lithia Motors, Inc., Class A                               68,560
       1,101  Lowe's Cos., Inc.                                          50,547
       4,039  MarineMax, Inc. (a)                                        64,866
       1,079  Monro Muffler Brake, Inc.                                  60,856
       1,862  O'Reilly Automotive, Inc. (a)                             277,047
         752  Ross Stores, Inc.                                          51,196
       2,146  Signet Jewelers Ltd.                                      217,433
       1,823  TJX (The) Cos., Inc.                                      106,062
         762  Tractor Supply Co.                                         51,237
       3,410  Williams-Sonoma, Inc.                                     214,216
       5,015  Zale Corp. (a)                                            107,271
                                                                   ------------
                                                                      2,131,803
                                                                   ------------
              TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 1.9%
         768  3D Systems Corp. (a)                                       36,357
         100  Apple, Inc.                                                59,009
       4,557  Diebold, Inc.                                             171,389
       2,421  Electronics for Imaging, Inc. (a)                          91,490
       6,325  Intevac, Inc. (a)                                          50,916
       3,404  SanDisk Corp.                                             289,238
       2,875  Seagate Technology PLC                                    151,167
       3,010  Western Digital Corp.                                     265,271
                                                                   ------------
                                                                      1,114,837
                                                                   ------------
              TEXTILES, APPAREL & LUXURY GOODS -- 2.8%
       1,756  Carter's, Inc.                                            129,347
       2,280  Deckers Outdoor Corp. (a)                                 180,006
         462  Fossil Group, Inc. (a)                                     49,272
       1,465  G-III Apparel Group Ltd. (a)                              105,143
       2,377  Hanesbrands, Inc.                                         195,128
       1,562  Iconix Brand Group, Inc. (a)                               66,385
       3,676  Kate Spade & Co. (a)                                      127,814
       2,963  Michael Kors Holdings Ltd. (a)                            270,226


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

APRIL 30, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

              COMMON STOCKS  (CONTINUED)
              TEXTILES, APPAREL & LUXURY GOODS (CONTINUED)
         921  Movado Group, Inc.                                   $     36,177
         785  Oxford Industries, Inc.                                    51,818
         431  PVH Corp.                                                  54,121
         568  Steven Madden Ltd. (a)                                     20,226
       3,964  Under Armour, Inc., Class A (a)                           193,800
       2,609  VF Corp.                                                  159,384
       1,469  Wolverine World Wide, Inc.                                 41,279
                                                                   ------------
                                                                      1,680,126
                                                                   ------------
              THRIFTS & MORTGAGE FINANCE -- 0.1%
         978  BofI Holding, Inc. (a)                                     78,837
                                                                   ------------
              TOBACCO -- 0.3%
       2,985  Lorillard, Inc.                                           177,369
                                                                   ------------
              TRADING COMPANIES & DISTRIBUTORS -- 0.7%
         442  DXP Enterprises, Inc. (a)                                  50,039
       2,393  United Rentals, Inc. (a)                                  224,535
       1,365  Watsco, Inc.                                              140,472
                                                                   ------------
                                                                        415,046
                                                                   ------------
              TOTAL COMMON STOCKS -- 99.9%                           59,866,593
              (Cost $55,357,513)

              MONEY MARKET FUNDS -- 0.2%
     125,131  Morgan Stanley Institutional Liquidity Fund -
                  Treasury Portfolio - Institutional Class -
                  0.03% (b)                                             125,131
              (Cost $125,131)                                      ------------

              TOTAL INVESTMENTS -- 100.1%                            59,991,724
              (Cost $55,482,644) (c)                               ------------
              NET OTHER ASSETS AND
                  LIABILITIES -- (0.1)%                                 (74,657)
                                                                   ------------
              NET ASSETS -- 100.0%                                 $ 59,917,067
                                                                   ============


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of April 30, 2014.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,193,527 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $684,447.


----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS                      LEVEL 1           LEVEL 2            LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*                $ 59,866,593         $        -         $     -
Money Market Funds                 125,131                  -               -
                            ----------------------------------------------------
Total Investments             $ 59,991,724         $        -         $     -
                            ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

              COMMON STOCKS -- 100.0%
              AEROSPACE & DEFENSE -- 2.4%
       2,995  Esterline Technologies Corp. (a)                     $    326,515
      16,788  Exelis, Inc.                                              311,250
       4,941  Triumph Group, Inc.                                       320,226
                                                                   ------------
                                                                        957,991
                                                                   ------------
              AIRLINES -- 0.9%
      45,902  JetBlue Airways Corp. (a)                                 362,855
                                                                   ------------
              BANKS -- 3.6%
       1,718  Commerce Bancshares, Inc.                                  74,699
      33,770  First Niagara Financial Group, Inc.                       301,229
       3,829  FirstMerit Corp.                                           74,244
      12,684  Fulton Financial Corp.                                    154,618
       2,177  Hancock Holding Co.                                        73,430
       9,543  International Bancshares Corp.                            219,107
       9,577  TCF Financial Corp.                                       150,359
       6,294  Trustmark Corp.                                           143,944
       7,664  Valley National Bancorp (b)                                76,793
       5,138  Webster Financial Corp.                                   154,859
                                                                   ------------
                                                                      1,423,282
                                                                   ------------
              CAPITAL MARKETS -- 0.9%
       2,611  Federated Investors, Inc., Class B (b)                     74,518
      22,019  Janus Capital Group, Inc.                                 267,090
                                                                   ------------
                                                                        341,608
                                                                   ------------
              CHEMICALS -- 4.2%
       4,805  Albemarle Corp.                                           322,127
       4,009  Ashland, Inc.                                             387,270
       5,404  Cabot Corp.                                               312,351
      10,321  Intrepid Potash, Inc. (a) (b)                             168,232
      14,448  Olin Corp.                                                405,989
       1,413  Sensient Technologies Corp.                                76,373
                                                                   ------------
                                                                      1,672,342
                                                                   ------------
              COMMERCIAL SERVICES & SUPPLIES -- 0.6%
       2,912  Clean Harbors, Inc. (a)                                   174,720
       1,819  Waste Connections, Inc.                                    81,237
                                                                   ------------
                                                                        255,957
                                                                   ------------
              COMMUNICATIONS EQUIPMENT -- 0.6%
       5,384  Plantronics, Inc.                                         234,581
                                                                   ------------
              CONSTRUCTION & ENGINEERING -- 2.6%
      12,400  AECOM Technology Corp. (a)                                402,008
       8,971  KBR, Inc.                                                 227,594
       8,476  URS Corp.                                                 399,389
                                                                   ------------
                                                                      1,028,991
                                                                   ------------


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

              CONTAINERS & PACKAGING -- 3.0%
       2,414  AptarGroup, Inc.                                     $    162,752
       6,080  Greif, Inc., Class A                                      329,475
       3,778  Rock-Tenn Co., Class A                                    361,215
       1,611  Silgan Holdings, Inc.                                      80,147
       5,834  Sonoco Products Co.                                       245,495
                                                                   ------------
                                                                      1,179,084
                                                                   ------------
              DIVERSIFIED CONSUMER SERVICES -- 1.3%
       6,990  Apollo Education Group, Inc. (a)                          201,731
       1,881  DeVry Education Group, Inc.                                84,702
       5,866  Matthews International Corp., Class A                     236,693
                                                                   ------------
                                                                        523,126
                                                                   ------------
              ELECTRIC UTILITIES -- 5.1%
       4,732  Cleco Corp.                                               248,667
      11,802  Great Plains Energy, Inc.                                 316,648
      12,554  Hawaiian Electric Industries, Inc. (b)                    301,170
       5,752  IDACORP, Inc.                                             322,917
       4,341  OGE Energy Corp.                                          162,049
      11,806  PNM Resources, Inc.                                       326,790
       9,076  Westar Energy, Inc.                                       325,647
                                                                   ------------
                                                                      2,003,888
                                                                   ------------
              ELECTRICAL EQUIPMENT -- 0.8%
       6,231  General Cable Corp.                                       159,638
       2,194  Regal-Beloit Corp.                                        163,958
                                                                   ------------
                                                                        323,596
                                                                   ------------
              ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS --
                  3.9%
       5,376  Arrow Electronics, Inc. (a)                               305,088
       6,859  Avnet, Inc.                                               295,828
      10,795  Ingram Micro, Inc., Class A (a)                           291,033
       3,926  Tech Data Corp. (a)                                       245,336
      26,808  Vishay Intertechnology, Inc.                              381,210
                                                                   ------------
                                                                      1,518,495
                                                                   ------------
              ENERGY EQUIPMENT & SERVICES -- 4.1%
       7,915  Atwood Oceanics, Inc. (a)                                 392,267
      10,416  Helix Energy Solutions Group, Inc. (a)                    250,401
       5,186  Superior Energy Services, Inc.                            170,723
       8,205  Tidewater, Inc.                                           417,881
       6,102  Unit Corp. (a)                                            402,427
                                                                   ------------
                                                                      1,633,699
                                                                   ------------
              FOOD PRODUCTS -- 2.7%
      25,801  Dean Foods Co.                                            408,688


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

APRIL 30, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

              COMMON STOCKS (CONTINUED)
              FOOD PRODUCTS (CONTINUED)
       7,438  Flowers Foods, Inc.                                  $    152,628
       5,859  Ingredion, Inc.                                           412,766
       2,664  Tootsie Roll Industries, Inc.                              75,098
                                                                   ------------
                                                                      1,049,180
                                                                   ------------
              GAS UTILITIES -- 2.3%
       6,770  Atmos Energy Corp.                                        345,541
       2,279  National Fuel Gas Co.                                     167,826
       3,355  Questar Corp.                                              81,459
       5,248  UGI Corp.                                                 245,029
       1,992  WGL Holdings, Inc.                                         79,262
                                                                   ------------
                                                                        919,117
                                                                   ------------
              HEALTH CARE EQUIPMENT & SUPPLIES -- 2.0%
       1,162  Cooper (The) Cos., Inc.                                   153,279
       6,210  Hill-Rom Holdings, Inc.                                   232,006
       3,570  ResMed, Inc. (b)                                          177,965
       3,343  STERIS Corp.                                              160,631
       2,228  Thoratec Corp. (a)                                         73,034
                                                                   ------------
                                                                        796,915
                                                                   ------------
              HEALTH CARE PROVIDERS & SERVICES -- 3.5%
       8,146  Community Health Systems, Inc. (a)                        308,652
       7,038  Health Net, Inc. (a)                                      241,614
       7,312  LifePoint Hospitals, Inc. (a)                             408,887
       4,555  Owens & Minor, Inc.                                       152,775
       3,768  WellCare Health Plans, Inc. (a)                           254,227
                                                                   ------------
                                                                      1,366,155
                                                                   ------------
              HOTELS, RESTAURANTS & LEISURE -- 2.3%
       3,190  Bob Evans Farms, Inc.                                     149,515
       3,350  Cheesecake Factory (The), Inc.                            150,382
       7,042  International Speedway Corp., Class A                     221,400
       8,293  Life Time Fitness, Inc. (a) (b)                           398,064
                                                                   ------------
                                                                        919,361
                                                                   ------------
              HOUSEHOLD DURABLES -- 1.0%
      14,104  M.D.C. Holdings, Inc.                                     389,270
                                                                   ------------
              HOUSEHOLD PRODUCTS -- 0.4%
       1,584  Energizer Holdings, Inc.                                  176,917
                                                                   ------------
              INDUSTRIAL CONGLOMERATES -- 0.4%
       2,010  Carlisle Cos., Inc.                                       165,322
                                                                   ------------
              INSURANCE -- 11.9%
         980  Alleghany Corp. (a)                                       399,821
       5,530  American Financial Group, Inc.                            323,118
      10,047  Aspen Insurance Holdings Ltd.                             459,952


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

              INSURANCE (CONTINUED)
       5,186  Brown & Brown, Inc.                                  $    154,439
       2,606  Everest Re Group, Ltd.                                    411,826
       7,613  Fidelity National Financial, Inc., Class A                244,986
      12,019  First American Financial Corp.                            319,706
       5,194  Hanover Insurance Group (The), Inc.                       303,589
       7,016  HCC Insurance Holdings, Inc.                              322,315
       8,146  Kemper Corp.                                              321,034
       1,770  Mercury General Corp.                                      84,712
       4,551  Protective Life Corp.                                     232,784
       2,004  Reinsurance Group of America, Inc.                        153,727
       4,087  RenaissanceRe Holdings Ltd.                               413,645
       3,583  StanCorp Financial Group, Inc.                            218,921
       7,668  W. R. Berkley Corp.                                       339,232
                                                                   ------------
                                                                      4,703,807
                                                                   ------------
              INTERNET & CATALOG RETAIL -- 0.2%
       1,335  HSN, Inc.                                                  77,483
                                                                   ------------
              INTERNET SOFTWARE & SERVICES -- 0.4%
       3,645  AOL, Inc. (a)                                             156,042
                                                                   ------------
              IT SERVICES -- 1.2%
       3,641  Convergys Corp.                                            78,427
       3,366  DST Systems, Inc.                                         310,312
       2,134  Science Applications International Corp.                   83,226
                                                                   ------------
                                                                        471,965
                                                                   ------------
              LIFE SCIENCES TOOLS & SERVICES -- 0.4%
         623  Bio-Rad Laboratories, Inc., Class A (a)                    76,760
         935  Techne Corp.                                               83,505
                                                                   ------------
                                                                        160,265
                                                                   ------------
              MACHINERY -- 5.8%
       7,231  AGCO Corp.                                                402,767
       1,390  CLARCOR, Inc.                                              80,287
       1,881  Donaldson Co., Inc.                                        79,171
       9,329  ITT Corp.                                                 402,453
       5,403  Kennametal, Inc.                                          252,482
       4,065  Oshkosh Corp.                                             225,648
       4,073  Timken (The) Co.                                          256,925
       2,143  Valmont Industries, Inc.                                  319,114
       5,764  Woodward, Inc.                                            258,400
                                                                   ------------
                                                                      2,277,247
                                                                   ------------
              MEDIA -- 0.8%
       2,751  Cinemark Holdings, Inc.                                    81,485
       1,384  John Wiley & Sons, Inc., Class A                           79,525


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

APRIL 30, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

              COMMON STOCKS (CONTINUED)
              MEDIA (CONTINUED)
       3,436  Meredith Corp.                                       $    151,424
                                                                   ------------
                                                                        312,434
                                                                   ------------
              METALS & MINING -- 2.1%
       8,451  Commercial Metals Co.                                     162,259
       4,517  Reliance Steel & Aluminum Co.                             319,894
      17,938  Steel Dynamics, Inc.                                      327,727
                                                                   ------------
                                                                        809,880
                                                                   ------------
              MULTILINE RETAIL -- 1.1%
      10,533  Big Lots, Inc. (a)                                        416,053
                                                                   ------------
              MULTI-UTILITIES -- 2.3%
       4,213  Alliant Energy Corp.                                      246,376
       4,152  Black Hills Corp.                                         239,778
       4,651  MDU Resources Group, Inc.                                 164,739
       6,077  Vectren Corp.                                             246,544
                                                                   ------------
                                                                        897,437
                                                                   ------------
              OIL, GAS & CONSUMABLE FUELS -- 2.4%
       6,233  Bill Barrett Corp. (a)                                    147,597
       8,383  HollyFrontier Corp.                                       440,862
       5,428  World Fuel Services Corp.                                 247,191
       4,424  WPX Energy, Inc. (a)                                       94,143
                                                                   ------------
                                                                        929,793
                                                                   ------------
              PAPER & FOREST PRODUCTS -- 1.7%
       2,843  Domtar Corp.                                              265,422
      23,645  Louisiana-Pacific Corp. (a)                               387,542
                                                                   ------------
                                                                        652,964
                                                                   ------------
              PROFESSIONAL SERVICES -- 0.2%
       1,012  Manpowergroup, Inc.                                        82,316
                                                                   ------------
              REAL ESTATE INVESTMENT TRUSTS -- 2.1%
      12,737  Corrections Corp. of America                              417,774
       2,061  Potlatch Corp.                                             78,792
       5,212  Rayonier, Inc.                                            235,061
       3,551  Senior Housing Properties Trust                            83,342
                                                                   ------------
                                                                        814,969
                                                                   ------------
              REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.4%
       1,347  Jones Lang LaSalle, Inc.                                  156,104
                                                                   ------------
              ROAD & RAIL -- 1.4%
       5,826  Con-way, Inc.                                             247,489
      12,509  Werner Enterprises, Inc.                                  320,230
                                                                   ------------
                                                                        567,719
                                                                   ------------


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.7%
       5,784  Fairchild Semiconductor International, Inc. (a)      $     73,630
      26,094  Integrated Device Technology, Inc. (a)                    304,517
      16,044  Teradyne, Inc. (a)                                        283,498
                                                                   ------------
                                                                        661,645
                                                                   ------------
              SOFTWARE -- 0.8%
       1,507  MICROS Systems, Inc. (a)                                   77,610
       6,232  Synopsys, Inc. (a)                                        234,448
                                                                   ------------
                                                                        312,058
                                                                   ------------
              SPECIALTY RETAIL -- 9.7%
      13,190  Aaron's, Inc.                                             388,709
      10,360  Abercrombie & Fitch Co., Class A                          380,834
      19,554  American Eagle Outfitters, Inc.                           226,044
       5,770  ANN, Inc. (a)                                             226,126
      23,085  Ascena Retail Group, Inc. (a)                             397,062
      14,930  Chico's FAS, Inc.                                         237,088
       5,107  CST Brands, Inc.                                          166,642
       2,921  Dick's Sporting Goods, Inc.                               153,820
       6,792  Foot Locker, Inc.                                         316,032
      14,453  Guess?, Inc.                                              388,930
       7,861  Murphy USA, Inc. (a)                                      334,093
      38,635  Office Depot, Inc. (a)                                    158,017
      14,997  Rent-A-Center, Inc.                                       438,062
                                                                   ------------
                                                                      3,811,459
                                                                   ------------
              TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS --
                  1.3%
       8,617  Lexmark International, Inc., Class A                      370,531
       4,366  NCR Corp. (a)                                             133,207
                                                                   ------------
                                                                        503,738
                                                                   ------------
              THRIFTS & MORTGAGE FINANCE -- 0.4%
       5,773  Astoria Financial Corp.                                    76,550
       4,965  New York Community Bancorp, Inc.                           76,511
                                                                   ------------
                                                                        153,061
                                                                   ------------
              TOBACCO -- 1.0%
       7,136  Universal Corp.                                           389,412
                                                                   ------------
              TRADING COMPANIES & DISTRIBUTORS -- 0.8%
       3,527  GATX Corp.                                                231,477
         921  MSC Industrial Direct Co., Inc., Class A                   83,866
                                                                   ------------
                                                                        315,343
                                                                   ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

APRIL 30, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

              COMMON STOCKS (CONTINUED)
              WATER UTILITIES -- 0.2%
       3,182  Aqua America, Inc.                                   $     79,836
                                                                   ------------
              WIRELESS TELECOMMUNICATION SERVICES -- 1.1%
      15,219  Telephone & Data Systems, Inc.                            413,805
                                                                   ------------
              TOTAL COMMON STOCKS -- 100.0%                          39,368,567
              (Cost $37,790,825)                                   ------------

              MONEY MARKET FUNDS -- 0.4%
     150,813  Goldman Sachs Financial Square
                  Treasury Instruments Fund -
                  Institutional Class - 0.001% (c) (d)                  150,813
              (Cost $150,813)                                      ------------


 PRINCIPAL
   VALUE
------------

              REPURCHASE AGREEMENTS -- 1.5%
    $586,374  JPMorgan Chase & Co., 0.02% (c), dated 04/30/14, due 05/01/14, with a maturity value of
                  $586,375. Collateralized by U.S. Treasury
                  Notes, interest rates of 0.750% to 4.000%,
                  due 06/30/17 to 08/15/18. The value of the
                  collateral including accrued interest is
                  $598,863. (d)                                         586,374
              (Cost $586,374)                                      ------------

              TOTAL INVESTMENTS -- 101.9%                            40,105,754
              (Cost $38,528,012) (e)
              NET OTHER ASSETS AND
                  LIABILITIES -- (1.9)%                                (736,027)
                                                                   ------------
              NET ASSETS -- 100.0%                                 $ 39,369,727
                                                                   ============


(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $720,302 and the total value of the collateral held by the Fund is $737,187.

(c)   Interest rate shown reflects yield as of April 30, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,145,443 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $567,701.


----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS                      LEVEL 1            LEVEL 2           LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*                $ 39,368,567         $        -         $      -
Money Market Funds                 150,813                  -                -
Repurchase Agreements                    -            586,374                -
                            ----------------------------------------------------
Total Investments             $ 39,519,380         $  586,374         $      -
                            ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

              COMMON STOCKS  -- 100.0%
              AEROSPACE & DEFENSE -- 3.6%
       3,675  Alliant Techsystems, Inc.                            $    530,009
       4,816  B/E Aerospace, Inc. (a)                                   422,700
       5,109  Huntington Ingalls Industries, Inc.                       526,227
                                                                   ------------
                                                                      1,478,936
                                                                   ------------
              AIRLINES -- 1.3%
       5,599  Alaska Air Group, Inc.                                    526,754
                                                                   ------------
              AUTO COMPONENTS -- 0.5%
       6,628  Gentex Corp.                                              190,025
                                                                   ------------
              AUTOMOBILES -- 1.0%
       6,845  Thor Industries, Inc.                                     416,655
                                                                   ------------
              BANKS -- 4.2%
       5,786  Associated Banc-Corp.                                     101,544
       4,186  BancorpSouth, Inc.                                         97,785
       1,327  City National Corp.                                        96,301
       1,348  Cullen/Frost Bankers, Inc.                                103,001
       2,863  East West Bancorp, Inc.                                    98,802
       4,739  Prosperity Bancshares, Inc.                               279,601
       4,160  Signature Bank (a)                                        494,291
       4,057  SVB Financial Group (a)                                   432,841
                                                                   ------------
                                                                      1,704,166
                                                                   ------------
              BIOTECHNOLOGY -- 1.5%
       5,714  Cubist Pharmaceuticals, Inc. (a)                          400,323
       2,222  United Therapeutics Corp. (a)                             222,222
                                                                   ------------
                                                                        622,545
                                                                   ------------
              BUILDING PRODUCTS -- 1.7%
       2,271  A.O. Smith Corp.                                          106,192
       2,483  Fortune Brands Home & Security, Inc.                       98,948
       5,747  Lennox International, Inc.                                481,771
                                                                   ------------
                                                                        686,911
                                                                   ------------
              CAPITAL MARKETS -- 1.4%
         522  Affiliated Managers Group, Inc. (a)                       103,460
       7,097  Waddell & Reed Financial, Inc., Class A                   478,693
                                                                   ------------
                                                                        582,153
                                                                   ------------
              CHEMICALS -- 5.2%
       4,282  Cytec Industries, Inc.                                    408,160
       6,474  Minerals Technologies, Inc.                               385,138
       1,337  NewMarket Corp.                                           497,792
       9,989  RPM International, Inc.                                   426,131
       3,410  Scotts Miracle-Gro (The) Co., Class A                     208,726


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

              CHEMICALS (CONTINUED)
       2,898  Valspar (The) Corp.                                  $    211,670
                                                                   ------------
                                                                      2,137,617
                                                                   ------------
              COMMERCIAL SERVICES & SUPPLIES -- 3.0%
       2,871  Copart, Inc. (a)                                          104,131
       5,974  Deluxe Corp.                                              328,271
       9,756  Herman Miller, Inc.                                       300,778
       1,833  MSA Safety, Inc.                                           96,691
      17,512  R.R. Donnelley & Sons Co.                                 308,211
       3,455  Rollins, Inc.                                             103,926
                                                                   ------------
                                                                      1,242,008
                                                                   ------------
              COMMUNICATIONS EQUIPMENT -- 1.7%
       9,190  Ciena Corp. (a)                                           181,686
      26,507  Riverbed Technology, Inc. (a)                             515,561
                                                                   ------------
                                                                        697,247
                                                                   ------------
              CONSTRUCTION MATERIALS -- 2.2%
       5,893  Eagle Materials, Inc.                                     491,064
       3,256  Martin Marietta Materials, Inc.                           404,818
                                                                   ------------
                                                                        895,882
                                                                   ------------
              CONTAINERS & PACKAGING -- 1.2%
       7,424  Packaging Corp. of America                                494,661
                                                                   ------------
              DIVERSIFIED CONSUMER SERVICES -- 0.5%
      10,512  Service Corp. International                               197,310
                                                                   ------------
              DIVERSIFIED FINANCIAL SERVICES -- 1.0%
       7,384  CBOE Holdings, Inc.                                       394,010
                                                                   ------------
              DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
       3,343  tw telecom, Inc. (a)                                      102,597
                                                                   ------------
              ELECTRICAL EQUIPMENT -- 1.9%
       3,941  Acuity Brands, Inc.                                       490,930
       2,615  Hubbell, Inc., Class B                                    307,838
                                                                   ------------
                                                                        798,768
                                                                   ------------
              ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS --
                  2.0%
      10,753  Trimble Navigation Ltd. (a)                               413,238
       6,022  Zebra Technologies Corp., Class A (a)                     418,167
                                                                   ------------
                                                                        831,405
                                                                   ------------
              ENERGY EQUIPMENT & SERVICES -- 2.3%
       3,029  CARBO Ceramics, Inc. (b)                                  423,788


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

APRIL 30, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

              COMMON STOCKS  (CONTINUED)
              ENERGY EQUIPMENT & SERVICES (CONTINUED)
         932  Dril-Quip, Inc. (a)                                  $    105,428
      13,193  Patterson-UTI Energy, Inc.                                429,168
                                                                   ------------
                                                                        958,384
                                                                   ------------
              FOOD PRODUCTS -- 2.9%
       4,569  Hain Celestial Group (The), Inc. (a)                      393,025
       3,153  Lancaster Colony Corp.                                    299,157
      18,306  WhiteWave Foods (The) Co., Class A (a)                    506,893
                                                                   ------------
                                                                      1,199,075
                                                                   ------------
              HEALTH CARE EQUIPMENT & SUPPLIES -- 2.5%
       2,018  Align Technology, Inc. (a)                                101,687
       2,582  IDEXX Laboratories, Inc. (a)                              326,468
       3,826  Masimo Corp. (a)                                          102,384
       1,399  Sirona Dental Systems, Inc. (a)                           105,233
       3,897  Teleflex, Inc.                                            397,844
                                                                   ------------
                                                                      1,033,616
                                                                   ------------
              HEALTH CARE PROVIDERS & SERVICES -- 4.4%
       3,501  Henry Schein, Inc. (a)                                    399,919
       8,429  MEDNAX, Inc. (a)                                          499,418
       3,502  Omnicare, Inc.                                            207,564
       3,820  Universal Health Services, Inc., Class B                  312,438
      12,968  VCA Antech, Inc. (a)                                      397,210
                                                                   ------------
                                                                      1,816,549
                                                                   ------------
              HEALTH CARE TECHNOLOGY -- 0.6%
      17,386  Allscripts Healthcare Solutions, Inc. (a)                 264,615
                                                                   ------------
              HOTELS, RESTAURANTS & LEISURE -- 3.5%
       7,969  Brinker International, Inc.                               391,597
       5,430  Domino's Pizza, Inc.                                      403,883
       1,184  Panera Bread Co., Class A (a)                             181,116
      15,221  Scientific Games Corp., Class A (a)                       182,348
      34,372  Wendy's (The) Co.                                         285,631
                                                                   ------------
                                                                      1,444,575
                                                                   ------------
              HOUSEHOLD DURABLES -- 3.4%
       6,986  Jarden Corp. (a)                                          399,250
         455  NVR, Inc. (a)                                             490,035
       6,186  Tempur Sealy International, Inc. (a)                      310,413
       5,821  Toll Brothers, Inc. (a)                                   199,311
                                                                   ------------
                                                                      1,399,009
                                                                   ------------


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

              HOUSEHOLD PRODUCTS -- 0.5%
       3,026  Church & Dwight Co., Inc.                            $    208,824
                                                                   ------------
              INSURANCE -- 1.5%
       6,588  Arthur J. Gallagher & Co.                                 296,592
      19,114  Old Republic International Corp.                          316,528
                                                                   ------------
                                                                        613,120
                                                                   ------------
              INTERNET SOFTWARE & SERVICES -- 0.4%
       7,424  Conversant, Inc. (a)                                      181,443
                                                                   ------------
              IT SERVICES -- 3.2%
       6,076  Acxiom Corp. (a)                                          171,586
       8,440  Broadridge Financial Solutions, Inc.                      323,590
       3,009  Gartner, Inc. (a)                                         207,440
       7,347  Global Payments, Inc.                                     491,000
       1,099  WEX, Inc. (a)                                             105,471
                                                                   ------------
                                                                      1,299,087
                                                                   ------------
              LEISURE PRODUCTS -- 1.4%
       6,921  Brunswick Corp.                                           278,155
       2,244  Polaris Industries, Inc.                                  301,436
                                                                   ------------
                                                                        579,591
                                                                   ------------
              LIFE SCIENCES TOOLS & SERVICES -- 2.0%
       6,927  Charles River Laboratories International, Inc. (a)        372,118
       5,028  Covance, Inc. (a)                                         443,872
                                                                   ------------
                                                                        815,990
                                                                   ------------
              MACHINERY -- 4.6%
       4,406  Crane Co.                                                 320,449
       1,434  IDEX Corp.                                                106,933
       1,451  Lincoln Electric Holdings, Inc.                            96,941
       9,435  Terex Corp.                                               408,441
       7,249  Trinity Industries, Inc.                                  544,110
       5,393  Wabtec Corp.                                              402,048
                                                                   ------------
                                                                      1,878,922
                                                                   ------------
              MARINE -- 0.8%
       3,096  Kirby Corp. (a)                                           311,520
                                                                   ------------
              MEDIA -- 0.5%
       2,859  AMC Networks, Inc., Class A (a)                           187,751
                                                                   ------------
              METALS & MINING -- 1.5%
       3,164  Carpenter Technology Corp.                                198,700
       2,532  Compass Minerals International, Inc.                      231,931
       5,464  Worthington Industries, Inc.                              201,075
                                                                   ------------
                                                                        631,706
                                                                   ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

APRIL 30, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

              COMMON STOCKS  (CONTINUED)
              OIL, GAS & CONSUMABLE FUELS -- 3.0%
       4,386  Cimarex Energy Co.                                   $    522,460
       5,172  Energen Corp.                                             402,951
       2,936  Gulfport Energy Corp. (a)                                 216,295
       1,466  SM Energy Co.                                             108,675
                                                                   ------------
                                                                      1,250,381
                                                                   ------------
              PHARMACEUTICALS -- 2.1%
       4,566  Endo International PLC (a)                                287,407
       5,042  Salix Pharmaceuticals Ltd. (a)                            554,620
                                                                   ------------
                                                                        842,027
                                                                   ------------
              PROFESSIONAL SERVICES -- 0.7%
       2,815  Corporate Executive Board (The) Co.                       194,291
         916  Towers Watson & Co., Class A                              102,794
                                                                   ------------
                                                                        297,085
                                                                   ------------
              REAL ESTATE INVESTMENT TRUSTS -- 4.0%
       6,190  Duke Realty Corp.                                         108,449
       1,843  Essex Property Trust, Inc.                                319,318
       6,462  Extra Space Storage, Inc.                                 338,156
         911  Federal Realty Investment Trust                           107,079
       5,351  Kilroy Realty Corp.                                       318,759
       3,061  Mid-America Apartment Communities, Inc.                   213,199
       6,234  OMEGA Healthcare Investors, Inc. (b)                      216,819
                                                                   ------------
                                                                      1,621,779
                                                                   ------------
              REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.7%
       7,365  Alexander & Baldwin, Inc.                                 274,788
                                                                   ------------
              ROAD & RAIL -- 1.6%
       1,074  Genesee & Wyoming, Inc., Class A (a)                      106,337
       9,208  Old Dominion Freight Line, Inc. (a)                       558,281
                                                                   ------------
                                                                        664,618
                                                                   ------------
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.5%
      78,172  Advanced Micro Devices, Inc. (a) (b)                      319,723
      12,499  Atmel Corp. (a)                                            97,117
      13,925  Skyworks Solutions, Inc. (a)                              571,621
      22,185  SunEdison, Inc. (a)                                       426,618
                                                                   ------------
                                                                      1,415,079
                                                                   ------------
              SOFTWARE -- 2.2%
       3,531  ACI Worldwide, Inc. (a)                                   201,797
      13,448  Cadence Design Systems, Inc. (a)                          209,251
       4,743  Fortinet, Inc. (a)                                        104,251
       5,898  PTC, Inc. (a)                                             208,612


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

              SOFTWARE (CONTINUED)
       4,902  SolarWinds, Inc. (a)                                 $    197,649
                                                                   ------------
                                                                        921,560
                                                                   ------------
              SPECIALTY RETAIL -- 4.2%
       4,130  Advance Auto Parts, Inc.                                  500,928
       3,190  Cabela's, Inc. (a)                                        209,296
       4,935  Signet Jewelers Ltd.                                      500,014
       7,840  Williams-Sonoma, Inc.                                     492,509
                                                                   ------------
                                                                      1,702,747
                                                                   ------------
              TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS --
                  1.2%
       1,767  3D Systems Corp. (a) (b)                                   83,650
      10,478  Diebold, Inc.                                             394,077
                                                                   ------------
                                                                        477,727
                                                                   ------------
              TEXTILES, APPAREL & LUXURY GOODS -- 4.6%
       4,037  Carter's, Inc.                                            297,365
       5,242  Deckers Outdoor Corp. (a)                                 413,856
       5,465  Hanesbrands, Inc.                                         448,622
       8,452  Kate Spade & Co. (a)                                      293,876
       9,114  Under Armour, Inc., Class A (a)                           445,584
                                                                   ------------
                                                                      1,899,303
                                                                   ------------
              TRADING COMPANIES & DISTRIBUTORS -- 2.0%
       5,503  United Rentals, Inc. (a)                                  516,346
       3,138  Watsco, Inc.                                              322,932
                                                                   ------------
                                                                        839,278
                                                                   ------------
              TOTAL COMMON STOCKS -- 100.0%                          41,029,799
              (Cost $38,502,339)                                   ------------

              MONEY MARKET FUNDS -- 0.3%
     136,555  Goldman Sachs Financial Square
                  Treasury Instruments Fund -
                  Institutional Class - 0.001% (c) (d)                  136,555
              (Cost $136,555)                                      ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

APRIL 30, 2014 (UNAUDITED)


 PRINCIPAL
   VALUE      DESCRIPTION                                              VALUE
-------------------------------------------------------------------------------

              REPURCHASE AGREEMENTS -- 1.3%
    $530,938  JPMorgan Chase & Co., 0.02% (c), dated 04/30/14, due 05/01/14, with a maturity value of
                  $530,938. Collateralized by U.S. Treasury
                  Notes, interest rates of 0.750% to 4.000%,
                  due 06/30/17 to 08/15/18. The value of the
                  collateral including accrued interest is
                  $542,246. (d)                                    $    530,938
              (Cost $530,938)                                      ------------

              TOTAL INVESTMENTS -- 101.6%                            41,697,292
              (Cost $39,169,832) (e)
              NET OTHER ASSETS AND
                  LIABILITIES -- (1.6)%                                (662,908)
                                                                   ------------
              NET ASSETS -- 100.0%                                 $ 41,034,384
                                                                   ============


(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $650,116 and the total value of the collateral held by the Fund is $667,493.

(c)   Interest rate shown reflects yield as of April 30, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,084,017 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $556,557.


------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS                       LEVEL 1             LEVEL 2          LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*                  $ 41,029,799         $       -         $      -
Money Market Funds                   136,555                 -                -
Repurchase Agreements                      -           530,938                -
                             ---------------------------------------------------
Total Investments               $ 41,166,354         $ 530,938         $      -
                             ===================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2014 (UNAUDITED)


SHARES      DESCRIPTION                                                VALUE
--------------------------------------------------------------------------------

            COMMON STOCKS  -- 100.0%
            AEROSPACE & DEFENSE -- 2.4%
    24,949  AAR Corp.                                              $    646,179
     6,114  Curtiss-Wright Corp.                                        390,929
    14,373  Engility Holdings, Inc. (a)                                 627,238
     8,295  National Presto Industries, Inc.                            599,397
                                                                   ------------
                                                                      2,263,743
                                                                   ------------
            AIR FREIGHT & LOGISTICS -- 0.8%
    18,356  Atlas Air Worldwide Holdings, Inc. (a)                      642,276
     3,175  Hub Group, Inc., Class A (a)                                141,764
                                                                   ------------
                                                                        784,040
                                                                   ------------
            AIRLINES -- 0.6%
    50,738  SkyWest, Inc.                                               588,561
                                                                   ------------
            AUTO COMPONENTS -- 1.3%
    14,197  Standard Motor Products, Inc.                               539,344
    31,597  Superior Industries International, Inc.                     667,961
                                                                   ------------
                                                                      1,207,305
                                                                   ------------
            BANKS -- 3.3%
     6,162  Banner Corp.                                                243,645
     5,658  City Holding Co.                                            243,237
     9,474  F.N.B. Corp.                                                117,857
    14,042  First Commonwealth Financial Corp.                          120,621
     7,061  First Financial Bancorp                                     114,318
     3,225  Independent Bank Corp.                                      119,712
    10,379  NBT Bancorp, Inc.                                           235,084
    26,051  Old National Bancorp                                        367,840
    16,389  S&T Bancorp, Inc.                                           381,208
    34,102  Susquehanna Bancshares, Inc.                                353,297
    10,614  Taylor Capital Group, Inc. (a)                              225,972
     5,184  Tompkins Financial Corp.                                    244,374
     4,145  United Bankshares, Inc.                                     121,241
     5,218  Wintrust Financial Corp.                                    233,871
                                                                   ------------
                                                                      3,122,277
                                                                   ------------
            BUILDING PRODUCTS -- 1.1%
     3,772  American Woodmark Corp. (a)                                 113,198
    42,527  Griffon Corp.                                               452,487
     3,593  Simpson Manufacturing Co., Inc.                             117,815
     7,019  Universal Forest Products, Inc.                             354,389
                                                                   ------------
                                                                      1,037,889
                                                                   ------------
            CAPITAL MARKETS -- 1.3%
    39,268  Calamos Asset Management, Inc., Class A                     478,284
     8,593  FXCM, Inc., Class A                                         133,020


SHARES      DESCRIPTION                                                VALUE
--------------------------------------------------------------------------------

            CAPITAL MARKETS (CONTINUED)
    14,137  Piper Jaffray Cos., Inc. (a)                           $    620,049
                                                                   ------------
                                                                      1,231,353
                                                                   ------------
            CHEMICALS -- 3.5%
     7,003  A. Schulman, Inc.                                           251,548
    11,631  Calgon Carbon Corp. (a)                                     232,969
    13,819  Hawkins, Inc.                                               500,248
     4,479  Innophos Holdings, Inc.                                     252,795
     3,078  Koppers Holdings, Inc.                                      131,431
     4,856  Kraton Performance Polymers, Inc. (a)                       126,499
    13,569  LSB Industries, Inc. (a)                                    518,200
     3,222  Quaker Chemical Corp.                                       239,813
     6,016  Stepan Co.                                                  347,905
    22,068  Tredegar Corp.                                              459,235
    14,343  Zep, Inc.                                                   247,990
                                                                   ------------
                                                                      3,308,633
                                                                   ------------
            COMMERCIAL SERVICES & SUPPLIES -- 2.1%
    13,514  ABM Industries, Inc.                                        366,094
     4,150  G&K Services, Inc., Class A                                 219,701
     4,619  UniFirst Corp.                                              444,533
    12,363  United Stationers, Inc.                                     463,983
    21,121  Viad Corp.                                                  486,839
                                                                   ------------
                                                                      1,981,150
                                                                   ------------
            COMMUNICATIONS EQUIPMENT -- 2.8%
    29,563  Bel Fuse, Inc., Class B                                     643,291
    26,597  Black Box Corp.                                             565,452
     7,969  Comtech Telecommunications Corp.                            253,016
    25,013  Digi International, Inc. (a)                                221,615
    31,075  Ixia (a)                                                    385,951
    11,516  NETGEAR, Inc. (a)                                           371,967
    14,137  Oplink Communications, Inc. (a)                             242,308
                                                                   ------------
                                                                      2,683,600
                                                                   ------------
            CONSTRUCTION & ENGINEERING -- 1.2%
    20,060  Aegion Corp. (a)                                            511,329
    25,489  Comfort Systems USA, Inc.                                   382,335
     2,712  EMCOR Group, Inc.                                           124,725
    10,097  Orion Marine Group, Inc. (a)                                118,438
                                                                   ------------
                                                                      1,136,827
                                                                   ------------
            CONSUMER FINANCE -- 2.4%
    16,721  Cash America International, Inc.                            728,200
    59,999  EZCORP, Inc., Class A (a)                                   625,790
    19,887  Green Dot Corp., Class A (a)                                345,437


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

APRIL 30, 2014 (UNAUDITED)


SHARES      DESCRIPTION                                                VALUE
--------------------------------------------------------------------------------

            COMMON STOCKS  (CONTINUED)
            CONSUMER FINANCE (CONTINUED)
     8,624  World Acceptance Corp. (a)                             $    626,102
                                                                   ------------
                                                                      2,325,529
                                                                   ------------
            CONTAINERS & PACKAGING -- 0.4%
    19,500  Myers Industries, Inc.                                      364,650
                                                                   ------------
            DISTRIBUTORS -- 0.6%
    47,325  VOXX International Corp. (a)                                556,069
                                                                   ------------
            DIVERSIFIED CONSUMER SERVICES -- 0.7%
    17,704  ITT Educational Services, Inc. (a)                          478,008
     5,467  Strayer Education, Inc. (a)                                 233,058
                                                                   ------------
                                                                        711,066
                                                                   ------------
            DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.8%
     3,851  Atlantic Tele-Network, Inc.                                 227,864
    53,578  Cbeyond, Inc. (a)                                           529,886
                                                                   ------------
                                                                        757,750
                                                                   ------------
            ELECTRIC UTILITIES -- 2.0%
     9,685  ALLETE, Inc.                                                501,295
    14,212  El Paso Electric Co.                                        537,498
    13,794  UIL Holdings Corp.                                          506,654
     6,471  UNS Energy Corp.                                            388,648
                                                                   ------------
                                                                      1,934,095
                                                                   ------------
            ELECTRICAL EQUIPMENT -- 0.4%
     5,995  Powell Industries, Inc.                                     379,603
                                                                   ------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS --
                5.9%
     1,251  Anixter International, Inc.                                 122,573
    28,581  Benchmark Electronics, Inc. (a)                             662,508
     3,886  Coherent, Inc. (a)                                          232,033
    25,176  II-VI, Inc. (a)                                             362,535
    25,784  Insight Enterprises, Inc. (a)                               673,478
     4,242  OSI Systems, Inc. (a)                                       236,746
     4,250  Park Electrochemical Corp.                                  113,305
    12,671  Plexus Corp. (a)                                            531,168
    16,211  Rofin-Sinar Technologies, Inc. (a)                          359,884
     4,068  Rogers Corp. (a)                                            244,161
    37,099  Sanmina Corp. (a)                                           751,255
     3,114  ScanSource, Inc. (a)                                        119,609
     8,379  SYNNEX Corp. (a)                                            564,577
    76,615  TTM Technologies, Inc. (a)                                  604,492
                                                                   ------------
                                                                      5,578,324
                                                                   ------------
            ENERGY EQUIPMENT & SERVICES -- 3.2%
     8,573  Bristow Group, Inc.                                         658,406


SHARES      DESCRIPTION                                                VALUE
--------------------------------------------------------------------------------

            ENERGY EQUIPMENT & SERVICES (CONTINUED)
     8,854  Exterran Holdings, Inc.                                $    380,899
    23,498  Gulf Island Fabrication, Inc.                               471,370
    12,143  Hornbeck Offshore Services, Inc. (a)                        503,085
    29,995  Pioneer Energy Services Corp. (a)                           449,025
     5,876  SEACOR Holdings, Inc. (a)                                   490,000
     9,916  TETRA Technologies, Inc. (a)                                123,950
                                                                   ------------
                                                                      3,076,735
                                                                   ------------
            FOOD & STAPLES RETAILING -- 0.8%
     3,758  Casey's General Stores, Inc.                                258,024
    21,878  Spartan Stores, Inc.                                        471,252
                                                                   ------------
                                                                        729,276
                                                                   ------------
            FOOD PRODUCTS -- 2.4%
     4,042  Cal-Maine Foods, Inc.                                       241,025
    19,401  Darling International, Inc. (a)                             388,214
     8,246  Sanderson Farms, Inc.                                       678,399
    20,566  Seneca Foods Corp., Class A (a)                             584,074
     9,006  Snyder's-Lance, Inc.                                        239,199
     1,762  TreeHouse Foods, Inc. (a)                                   131,868
                                                                   ------------
                                                                      2,262,779
                                                                   ------------
            GAS UTILITIES -- 2.1%
     8,237  Laclede Group (The), Inc.                                   390,516
    11,536  Northwest Natural Gas Co.                                   510,699
    10,976  Piedmont Natural Gas Co., Inc.                              392,831
     2,264  South Jersey Industries, Inc.                               130,067
     9,498  Southwest Gas Corp.                                         522,485
                                                                   ------------
                                                                      1,946,598
                                                                   ------------
            HEALTH CARE EQUIPMENT & SUPPLIES -- 1.3%
     3,094  Analogic Corp.                                              232,298
     2,923  CONMED Corp.                                                135,423
     3,895  Haemonetics Corp. (a)                                       118,252
     6,486  ICU Medical, Inc. (a)                                       361,789
     5,825  Meridian Bioscience, Inc.                                   116,325
    17,754  Merit Medical Systems, Inc. (a)                             228,494
                                                                   ------------
                                                                      1,192,581
                                                                   ------------
            HEALTH CARE PROVIDERS & SERVICES -- 3.9%
    21,980  Almost Family, Inc. (a)                                     471,911
    18,478  AMN Healthcare Services, Inc. (a)                           230,605
    14,034  Bio-Reference Laboratories, Inc. (a)                        356,464
     2,039  Centene Corp. (a)                                           135,390
     1,421  Chemed Corp.                                                118,327
    11,532  Hanger, Inc. (a)                                            399,814
     7,404  Healthways, Inc. (a)                                        133,272


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

APRIL 30, 2014 (UNAUDITED)


SHARES      DESCRIPTION                                                VALUE
--------------------------------------------------------------------------------

            COMMON STOCKS  (CONTINUED)
            HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
    10,842  Kindred Healthcare, Inc.                               $    272,134
    29,347  LHC Group, Inc. (a)                                         609,831
    10,909  Magellan Health Services, Inc. (a)                          629,667
     6,761  Molina Healthcare, Inc. (a)                                 252,861
     4,538  PharMerica Corp. (a)                                        123,388
                                                                   ------------
                                                                      3,733,664
                                                                   ------------
            HOTELS, RESTAURANTS & LEISURE -- 1.9%
     1,327  Biglari Holdings, Inc. (a)                                  569,310
     7,760  BJ's Restaurants, Inc. (a)                                  221,548
     2,613  Cracker Barrel Old Country Store, Inc.                      247,556
     4,856  Interval Leisure Group, Inc.                                125,139
    30,406  Marcus (The) Corp.                                          508,692
     2,271  Marriott Vacations Worldwide Corp. (a)                      123,724
                                                                   ------------
                                                                      1,795,969
                                                                   ------------
            HOUSEHOLD DURABLES -- 2.8%
    11,830  Blyth, Inc.                                                 110,847
     9,975  Ethan Allen Interiors, Inc.                                 242,193
    28,875  M/I Homes, Inc. (a)                                         643,046
    15,460  Meritage Homes Corp. (a)                                    596,447
    16,212  Ryland Group (The), Inc.                                    622,379
    61,101  Standard Pacific Corp. (a)                                  488,197
                                                                   ------------
                                                                      2,703,109
                                                                   ------------
            HOUSEHOLD PRODUCTS -- 0.4%
    46,970  Central Garden & Pet Co., Class A (a)                       388,442
                                                                   ------------
            INSURANCE -- 4.7%
    17,510  Horace Mann Educators Corp.                                 526,526
     5,745  Infinity Property & Casualty Corp.                          368,657
     6,326  Navigators Group (The), Inc. (a)                            360,392
    14,537  ProAssurance Corp.                                          660,270
     2,870  RLI Corp.                                                   123,582
    12,021  Safety Insurance Group, Inc.                                645,648
    27,763  Selective Insurance Group, Inc.                             636,883
    18,428  Stewart Information Services Corp.                          562,054
    21,333  United Fire Group, Inc.                                     593,484
                                                                   ------------
                                                                      4,477,496
                                                                   ------------
            INTERNET & CATALOG RETAIL -- 0.4%
     3,993  FTD Cos., Inc. (a)                                          121,148
    18,934  PetMed Express, Inc.                                        247,846
                                                                   ------------
                                                                        368,994
                                                                   ------------
            INTERNET SOFTWARE & SERVICES -- 0.9%
    34,031  Dice Holdings, Inc. (a)                                     260,337


SHARES      DESCRIPTION                                                VALUE
--------------------------------------------------------------------------------

            INTERNET SOFTWARE & SERVICES (CONTINUED)
    14,913  Liquidity Services, Inc. (a)                           $    257,249
    51,928  Monster Worldwide, Inc. (a)                                 357,784
                                                                   ------------
                                                                        875,370
                                                                   ------------
            IT SERVICES -- 3.0%
     8,771  CACI International, Inc., Class A (a)                       610,900
    19,499  CSG Systems International, Inc.                             513,994
    12,565  ExlService Holdings, Inc. (a)                               355,527
     3,062  Heartland Payment Systems, Inc.                             125,358
    17,559  Higher One Holdings, Inc. (a)                               105,178
    32,581  Sykes Enterprises, Inc. (a)                                 644,778
    20,715  TeleTech Holdings, Inc. (a)                                 499,853
                                                                   ------------
                                                                      2,855,588
                                                                   ------------
            MACHINERY -- 3.1%
    14,869  Actuant Corp., Class A                                      503,464
     5,780  Astec Industries, Inc.                                      230,911
     3,607  ESCO Technologies, Inc.                                     120,546
     4,403  Lindsay Corp.                                               388,036
    21,588  Mueller Industries, Inc.                                    624,757
     9,477  Standex International Corp.                                 562,650
    26,740  Titan International, Inc.                                   468,217
                                                                   ------------
                                                                      2,898,581
                                                                   ------------
            MARINE -- 0.3%
    10,281  Matson, Inc.                                                243,557
                                                                   ------------
            MEDIA -- 0.9%
    43,939  Harte-Hanks, Inc.                                           353,269
    14,724  Scholastic Corp.                                            484,567
                                                                   ------------
                                                                        837,836
                                                                   ------------
            METALS & MINING -- 2.1%
     9,064  Kaiser Aluminum Corp.                                       638,106
    11,449  Materion Corp.                                              385,259
    17,693  Olympic Steel, Inc.                                         466,387
    18,279  RTI International Metals, Inc. (a)                          514,737
                                                                   ------------
                                                                      2,004,489
                                                                   ------------
            MULTILINE RETAIL -- 0.7%
    35,946  Fred's, Inc., Class A                                       654,936
                                                                   ------------
            MULTI-UTILITIES -- 1.0%
    16,566  Avista Corp.                                                532,597
     8,188  NorthWestern Corp.                                          396,135
                                                                   ------------
                                                                        928,732
                                                                   ------------
            OIL, GAS & CONSUMABLE FUELS -- 4.1%
    30,961  Approach Resources, Inc. (a)                                642,441
    24,018  Cloud Peak Energy, Inc. (a)                                 472,914


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

APRIL 30, 2014 (UNAUDITED)


SHARES      DESCRIPTION                                                VALUE
--------------------------------------------------------------------------------

            COMMON STOCKS  (CONTINUED)
            OIL, GAS & CONSUMABLE FUELS (CONTINUED)
    22,220  Comstock Resources, Inc.                               $    617,716
    13,561  Contango Oil & Gas Co. (a)                                  651,471
   132,920  Forest Oil Corp. (a)                                        247,231
    16,946  Green Plains Renewable Energy, Inc.                         506,685
    60,168  Swift Energy Co. (a)                                        741,872
                                                                   ------------
                                                                      3,880,330
                                                                   ------------
            PAPER & FOREST PRODUCTS -- 2.6%
    22,606  Boise Cascade Co. (a)                                       565,602
     8,102  Clearwater Paper Corp. (a)                                  497,382
     7,510  Neenah Paper, Inc.                                          378,278
    18,654  P.H. Glatfelter Co.                                         476,050
    11,923  Schweitzer-Mauduit International, Inc.                      520,320
                                                                   ------------
                                                                      2,437,632
                                                                   ------------
            PERSONAL PRODUCTS -- 0.4%
    13,355  Medifast, Inc. (a)                                          422,686
                                                                   ------------
            PHARMACEUTICALS -- 0.4%
    14,702  Impax Laboratories, Inc. (a)                                384,457
                                                                   ------------
            PROFESSIONAL SERVICES -- 2.4%
    22,647  CDI Corp.                                                   346,952
     1,690  Exponent, Inc.                                              119,010
     6,323  Heidrick & Struggles International, Inc.                    119,189
    27,283  Kelly Services, Inc., Class A                               574,580
     8,528  Korn/Ferry International (a)                                247,739
    34,693  Navigant Consulting, Inc. (a)                               582,842
    18,017  Resources Connection, Inc.                                  245,211
                                                                   ------------
                                                                      2,235,523
                                                                   ------------
            REAL ESTATE INVESTMENT TRUSTS -- 2.7%
     4,176  Agree Realty Corp.                                          124,737
    40,106  Capstead Mortgage Corp.                                     512,555
    22,135  Cousins Properties, Inc.                                    257,430
     7,274  EPR Properties                                              389,959
     7,874  Geo Group (The), Inc.                                       264,015
    13,440  Getty Realty Corp.                                          254,285
     5,037  Government Properties Income Trust                          128,192
    36,820  Inland Real Estate Corp.                                    384,769
     3,372  LTC Properties, Inc.                                        130,260
     9,923  Medical Properties Trust, Inc.                              133,961
                                                                   ------------
                                                                      2,580,163
                                                                   ------------
            ROAD & RAIL -- 0.4%
    15,388  Roadrunner Transportation Systems, Inc. (a)                 379,006
                                                                   ------------


SHARES      DESCRIPTION                                                VALUE
--------------------------------------------------------------------------------

            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.5%
    11,616  Brooks Automation, Inc.                                $    118,832
     5,769  Cabot Microelectronics Corp. (a)                            250,202
    32,581  Cirrus Logic, Inc. (a)                                      726,556
     9,720  Diodes, Inc. (a)                                            256,317
     2,015  Hittite Microwave Corp.                                     119,610
    51,341  Kulicke & Soffa Industries, Inc. (a)                        755,226
     4,248  MKS Instruments, Inc.                                       119,581
                                                                   ------------
                                                                      2,346,324
                                                                   ------------
            SOFTWARE -- 1.7%
    37,925  Ebix, Inc.                                                  598,456
    37,254  EPIQ Systems, Inc.                                          476,479
     5,823  Progress Software Corp. (a)                                 124,961
    33,670  VASCO Data Security International, Inc. (a)                 384,175
                                                                   ------------
                                                                      1,584,071
                                                                   ------------
            SPECIALTY RETAIL -- 8.7%
     6,073  Barnes & Noble, Inc. (a)                                     99,597
    40,335  Big 5 Sporting Goods Corp.                                  492,490
    14,636  Brown Shoe Co., Inc.                                        345,263
     8,480  Buckle (The), Inc.                                          398,475
    23,942  Cato (The) Corp., Class A                                   682,108
    12,999  Children's Place Retail Stores (The), Inc.                  623,952
    19,204  Christopher & Banks Corp. (a)                               119,833
    18,742  Finish Line (The), Inc., Class A                            515,967
     6,807  Genesco, Inc. (a)                                           519,851
     7,734  Group 1 Automotive, Inc.                                    557,853
     4,801  Hibbett Sports, Inc. (a)                                    258,534
    10,368  Men's Wearhouse (The), Inc.                                 491,236
     7,005  Outerwall, Inc. (a)                                         485,797
    30,538  Pep Boys-Manny, Moe & Jack (The) (a)                        312,098
    21,484  Select Comfort Corp. (a)                                    395,306
    17,279  Sonic Automotive, Inc., Class A                             420,571
    20,767  Stage Stores, Inc.                                          398,311
    27,725  Stein Mart, Inc.                                            346,563
     5,342  Vitamin Shoppe, Inc. (a)                                    255,775
    20,947  Zumiez, Inc. (a)                                            512,154
                                                                   ------------
                                                                      8,231,734
                                                                   ------------
            TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 0.9%
    50,775  QLogic Corp. (a)                                            587,975
    14,618  Super Micro Computer, Inc. (a)                              297,622
                                                                   ------------
                                                                        885,597
                                                                   ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

APRIL 30, 2014 (UNAUDITED)


SHARES      DESCRIPTION                                                VALUE
--------------------------------------------------------------------------------

            COMMON STOCKS  (CONTINUED)
            TEXTILES, APPAREL & LUXURY GOODS -- 0.7%
    36,955  Perry Ellis International, Inc. (a)                    $    558,021
     3,474  Skechers U.S.A., Inc., Class A (a)                          142,399
                                                                   ------------
                                                                        700,420
                                                                   ------------
            THRIFTS & MORTGAGE FINANCE -- 1.1%
    20,023  Bank Mutual Corp.                                           120,539
    26,950  Brookline Bancorp, Inc.                                     244,706
    14,951  Dime Community Bancshares, Inc.                             243,701
     8,695  Northwest Bancshares, Inc.                                  115,557
    13,819  Provident Financial Services, Inc.                          240,174
    18,033  TrustCo Bank Corp.                                          119,198
                                                                   ------------
                                                                      1,083,875
                                                                   ------------
            TRADING COMPANIES & DISTRIBUTORS -- 0.8%
     8,051  Applied Industrial Technologies, Inc.                       385,804
     9,548  Kaman Corp.                                                 400,729
                                                                   ------------
                                                                        786,533
                                                                   ------------
            WATER UTILITIES -- 0.3%
     7,862  American States Water Co.                                   238,690
                                                                   ------------
            WIRELESS TELECOMMUNICATION SERVICES -- 0.8%
     9,404  NTELOS Holdings Corp.                                       129,681
    35,631  USA Mobility, Inc.                                          610,359
                                                                   ------------
                                                                        740,040
                                                                   ------------

            TOTAL INVESTMENTS -- 100.0%                              94,844,277
            (Cost $93,775,039) (b)
            NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                                      19,987
                                                                   ------------
            NET ASSETS -- 100.0%                                   $ 94,864,264
                                                                   ============


(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,169,646 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,100,408.


----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS                      LEVEL 1           LEVEL 2            LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*                $ 94,844,277         $     -            $     -
                            ====================================================


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2014 (UNAUDITED)


SHARES       DESCRIPTION                                               VALUE
--------------------------------------------------------------------------------

             COMMON STOCKS  -- 99.7%
             AEROSPACE & DEFENSE -- 3.5%
      4,443  Aerovironment, Inc. (a)                               $    150,040
     16,734  GenCorp, Inc. (a)                                          293,849
      1,867  Moog, Inc., Class A (a)                                    122,195
      8,766  Orbital Sciences Corp. (a)                                 257,720
     13,372  TASER International, Inc. (a)                              215,958
      1,838  Teledyne Technologies, Inc. (a)                            170,677
                                                                   ------------
                                                                      1,210,439
                                                                   ------------
             AIR FREIGHT & LOGISTICS -- 0.5%
      3,879  Forward Air Corp.                                          171,568
                                                                   ------------
             AIRLINES -- 0.4%
      1,093  Allegiant Travel Co.                                       128,373
                                                                   ------------
             AUTO COMPONENTS -- 1.4%
      4,141  Dorman Products, Inc. (a)                                  238,315
      4,513  Drew Industries, Inc.                                      227,094
                                                                   ------------
                                                                        465,409
                                                                   ------------
             AUTOMOBILES -- 0.5%
      6,530  Winnebago Industries, Inc. (a)                             156,067
                                                                   ------------
             BANKS -- 5.2%
      3,594  Bank of the Ozarks, Inc.                                   215,281
      7,135  BBCN Bancorp, Inc.                                         109,950
      9,038  Boston Private Financial Holdings, Inc.                    113,065
      4,288  Columbia Banking System, Inc.                              106,428
      3,134  Community Bank System, Inc.                                116,553
      3,490  First Midwest Bancorp, Inc.                                 57,131
      2,051  Glacier Bancorp, Inc.                                       52,629
      3,553  Home BancShares, Inc.                                      112,666
      1,386  PacWest Bancorp                                             54,567
      4,771  Pinnacle Financial Partners, Inc.                          164,934
      5,862  PrivateBancorp, Inc.                                       161,615
      2,754  Texas Capital Bancshares, Inc. (a)                         154,747
        921  UMB Financial Corp.                                         54,072
      6,300  United Community Banks, Inc. (a)                           101,745
      2,066  ViewPoint Financial Group, Inc.                             53,861
     16,113  Wilshire Bancorp, Inc.                                     161,130
                                                                   ------------
                                                                      1,790,374
                                                                   ------------
             BEVERAGES -- 0.4%
        500  Boston Beer (The) Co., Inc.,
                 Class A (a)                                            123,020
                                                                   ------------
             BIOTECHNOLOGY -- 1.9%
      3,226  Acorda Therapeutics, Inc. (a)                              114,362
      9,679  Emergent Biosolutions, Inc. (a)                            255,138
      4,545  Ligand Pharmaceuticals, Inc. (a)                           287,108
                                                                   ------------
                                                                        656,608
                                                                   ------------


SHARES       DESCRIPTION                                               VALUE
--------------------------------------------------------------------------------

             BUILDING PRODUCTS -- 0.2%
      1,794  Apogee Enterprises, Inc.                              $     56,995
                                                                   ------------
             CAPITAL MARKETS -- 2.4%
      2,213  Evercore Partners, Inc., Class A                           118,241
      9,096  HFF, Inc., Class A                                         309,264
      8,854  Investment Technology Group, Inc. (a)                      182,747
      4,915  Stifel Financial Corp. (a)                                 229,874
                                                                   ------------
                                                                        840,126
                                                                   ------------
             CHEMICALS -- 2.7%
     10,978  Flotek Industries, Inc. (a)                                307,494
     12,048  FutureFuel Corp.                                           241,803
      1,235  H.B. Fuller Co.                                             57,218
      8,340  PolyOne Corp.                                              312,500
                                                                   ------------
                                                                        919,015
                                                                   ------------
             COMMERCIAL SERVICES & SUPPLIES -- 0.9%
      4,208  Healthcare Services Group, Inc.                            122,453
      4,125  Mobile Mini, Inc.                                          182,242
                                                                   ------------
                                                                        304,695
                                                                   ------------
             COMMUNICATIONS EQUIPMENT -- 2.1%
     10,849  ARRIS Group, Inc. (a)                                      283,051
      8,776  CalAmp Corp. (a)                                           155,774
      6,829  PC-Tel, Inc.                                                56,339
      3,543  ViaSat, Inc. (a)                                           227,496
                                                                   ------------
                                                                        722,660
                                                                   ------------
             CONSTRUCTION & ENGINEERING -- 0.9%
      9,672  Dycom Industries, Inc. (a)                                 303,701
                                                                   ------------
             CONSTRUCTION MATERIALS -- 1.7%
     23,144  Headwaters, Inc. (a)                                       288,837
      3,411  Texas Industries, Inc. (a)                                 295,734
                                                                   ------------
                                                                        584,571
                                                                   ------------
             CONSUMER FINANCE -- 0.7%
      2,676  Encore Capital Group, Inc. (a)                             115,657
      2,114  Portfolio Recovery Associates, Inc. (a)                    120,815
                                                                   ------------
                                                                        236,472
                                                                   ------------
             DISTRIBUTORS -- 0.5%
      2,917  Pool Corp.                                                 172,161
                                                                   ------------
             DIVERSIFIED CONSUMER SERVICES -- 1.0%
        944  Capella Education Co.                                       55,092
      9,456  Hillenbrand, Inc.                                          287,462
                                                                   ------------
                                                                        342,554
                                                                   ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

APRIL 30, 2014 (UNAUDITED)


SHARES       DESCRIPTION                                               VALUE
--------------------------------------------------------------------------------

             COMMON STOCKS  (CONTINUED)
             DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.1%
     16,545  8x8, Inc. (a)                                         $    160,486
     21,436  General Communication, Inc., Class A (a)                   223,792
                                                                   ------------
                                                                        384,278
                                                                   ------------
             ELECTRICAL EQUIPMENT -- 1.2%
      3,687  Encore Wire Corp.                                          179,668
      2,581  EnerSys, Inc.                                              174,424
      1,402  Franklin Electric Co., Inc.                                 54,215
                                                                   ------------
                                                                        408,307
                                                                   ------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS --
                 4.5%
      9,126  Agilysys, Inc. (a)                                         114,440
      1,082  Badger Meter, Inc.                                          53,613
      2,570  Belden, Inc.                                               189,692
      8,566  CTS Corp.                                                  152,389
     12,429  Daktronics, Inc.                                           161,826
      1,125  FARO Technologies, Inc. (a)                                 44,887
      1,736  FEI Co.                                                    138,047
      1,910  Littelfuse, Inc.                                           172,950
      3,605  Measurement Specialties, Inc. (a)                          231,982
      5,833  Methode Electronics, Inc.                                  161,807
      5,913  Newport Corp. (a)                                          110,455
                                                                   ------------
                                                                      1,532,088
                                                                   ------------
             ENERGY EQUIPMENT & SERVICES -- 2.8%
     11,154  Basic Energy Services, Inc. (a)                            294,689
      6,133  C&J Energy Services, Inc. (a)                              184,358
      4,172  Era Group, Inc. (a)                                        119,111
      9,051  Matrix Service Co. (a)                                     280,309
      3,223  Tesco Corp. (a)                                             64,460
                                                                   ------------
                                                                        942,927
                                                                   ------------
             FOOD & STAPLES RETAILING -- 0.9%
      5,161  Andersons (The), Inc.                                      321,479
                                                                   ------------
             FOOD PRODUCTS -- 1.9%
      8,593  Calavo Growers, Inc.                                       267,156
      8,753  Diamond Foods, Inc. (a)                                    267,579
      1,274  J&J Snack Foods Corp.                                      119,247
                                                                   ------------
                                                                        653,982
                                                                   ------------
             HEALTH CARE EQUIPMENT & SUPPLIES -- 5.3%
      6,868  ABIOMED, Inc. (a)                                          162,703
      5,951  Anika Therapeutics, Inc. (a)                               254,346
      3,627  Cantel Medical Corp.                                       120,271
     17,957  CryoLife, Inc.                                             163,049
      1,874  Cyberonics, Inc. (a)                                       110,866


SHARES       DESCRIPTION                                               VALUE
--------------------------------------------------------------------------------

             HEALTH CARE EQUIPMENT & SUPPLIES (CONTINUED)
      6,104  Cynosure, Inc., Class A (a)                           $    149,792
      3,895  Greatbatch, Inc. (a)                                       179,287
     11,850  Natus Medical, Inc. (a)                                    294,235
      1,326  Neogen Corp. (a)                                            55,394
      7,960  NuVasive, Inc. (a)                                         268,332
      1,353  West Pharmaceutical Services, Inc.                          58,693
                                                                   ------------
                                                                      1,816,968
                                                                   ------------
             HEALTH CARE PROVIDERS & SERVICES -- 2.0%
      5,195  AmSurg Corp. (a)                                           224,995
      6,144  CorVel Corp. (a)                                           279,798
      2,802  Ensign Group (The), Inc.                                   119,085
        383  MWI Veterinary Supply, Inc. (a)                             59,993
                                                                   ------------
                                                                        683,871
                                                                   ------------
             HEALTH CARE TECHNOLOGY -- 0.9%
        923  Computer Programs & Systems, Inc.                           58,269
      1,097  Medidata Solutions, Inc. (a)                                39,832
      8,546  Omnicell, Inc. (a)                                         226,298
                                                                   ------------
                                                                        324,399
                                                                   ------------
             HOTELS, RESTAURANTS & LEISURE -- 4.7%
     18,529  Boyd Gaming Corp. (a)                                      219,013
      1,643  Buffalo Wild Wings, Inc. (a)                               240,075
      4,150  Jack in the Box, Inc. (a)                                  222,191
      6,600  Monarch Casino & Resort, Inc. (a)                          105,864
      5,867  Papa John's International, Inc.                            257,327
      7,546  Pinnacle Entertainment, Inc. (a)                           175,595
      1,706  Red Robin Gourmet Burgers, Inc. (a)                        115,974
      4,931  Ruth's Hospitality Group, Inc.                              62,081
      7,848  Sonic Corp. (a)                                            149,426
      2,286  Texas Roadhouse, Inc.                                       56,556
                                                                   ------------
                                                                      1,604,102
                                                                   ------------
             HOUSEHOLD DURABLES -- 2.2%
      4,416  Helen of Troy Ltd. (a)                                     276,883
      5,958  iRobot Corp. (a)                                           199,593
      4,513  La-Z-Boy, Inc.                                             109,350
      4,659  Universal Electronics, Inc. (a)                            174,014
                                                                   ------------
                                                                        759,840
                                                                   ------------
             HOUSEHOLD PRODUCTS -- 0.3%
      1,577  WD-40 Co.                                                  114,869
                                                                   ------------
             INSURANCE -- 2.1%
      4,073  AMERISAFE, Inc.                                            173,713
      6,018  eHealth, Inc. (a)                                          252,094


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

APRIL 30, 2014 (UNAUDITED)


SHARES       DESCRIPTION                                               VALUE
--------------------------------------------------------------------------------

             COMMON STOCKS  (CONTINUED)
             INSURANCE (CONTINUED)
     19,258  Universal Insurance Holdings, Inc.                    $    281,745
                                                                   ------------
                                                                        707,552
                                                                   ------------
             INTERNET SOFTWARE & SERVICES -- 2.6%
      7,459  comScore, Inc. (a)                                         233,690
      3,636  Dealertrack Technologies, Inc. (a)                         166,129
      1,191  j2 Global, Inc.                                             55,215
      6,811  LogMeIn, Inc. (a)                                          309,560
        775  OpenTable, Inc. (a)                                         52,049
      3,290  Perficient, Inc. (a)                                        60,108
                                                                   ------------
                                                                        876,751
                                                                   ------------
             IT SERVICES -- 0.9%
      1,535  Cardtronics, Inc. (a)                                       51,392
      1,890  iGATE Corp. (a)                                             69,174
      1,329  MAXIMUS, Inc.                                               56,575
      3,649  Virtusa Corp. (a)                                          120,308
                                                                   ------------
                                                                        297,449
                                                                   ------------
             LIFE SCIENCES TOOLS & SERVICES -- 1.9%
     17,152  Affymetrix, Inc. (a)                                       127,439
     16,202  Cambrex Corp. (a)                                          331,979
      4,522  PAREXEL International Corp. (a)                            205,073
                                                                   ------------
                                                                        664,491
                                                                   ------------
             MACHINERY -- 4.3%
      4,649  Barnes Group, Inc.                                         179,079
      1,668  CIRCOR International, Inc.                                 135,458
      2,461  EnPro Industries, Inc. (a)                                 175,248
     16,415  Federal Signal Corp. (a)                                   249,180
      7,915  John Bean Technologies Corp.                               229,456
     13,368  Lydall, Inc. (a)                                           312,945
        909  Tennant Co.                                                 57,985
      1,935  Toro (The) Co.                                             122,950
                                                                   ------------
                                                                      1,462,301
                                                                   ------------
             MEDIA -- 0.9%
     14,056  Live Nation Entertainment, Inc. (a)                        293,489
                                                                   ------------
             METALS & MINING -- 3.3%
     33,876  AK Steel Holding Corp. (a)                                 237,132
      8,590  Globe Specialty Metals, Inc.                               166,474
     16,515  Stillwater Mining Co. (a)                                  260,607
      5,354  SunCoke Energy, Inc. (a)                                   111,738
      8,010  U.S. Silica Holdings, Inc.                                 361,812
                                                                   ------------
                                                                      1,137,763
                                                                   ------------
             MULTILINE RETAIL -- 0.2%
      4,213  Tuesday Morning Corp. (a)                                   58,898
                                                                   ------------


SHARES       DESCRIPTION                                               VALUE
--------------------------------------------------------------------------------

             OIL, GAS & CONSUMABLE FUELS -- 3.9%
      5,719  Carrizo Oil & Gas, Inc. (a)                           $    314,659
      1,964  PDC Energy, Inc. (a)                                       125,048
     17,480  Penn Virginia Corp. (a)                                    290,867
     53,636  PetroQuest Energy, Inc. (a)                                322,889
      5,828  Stone Energy Corp. (a)                                     285,864
                                                                   ------------
                                                                      1,339,327
                                                                   ------------
             PAPER & FOREST PRODUCTS -- 0.8%
     10,601  KapStone Paper & Packaging Corp. (a)                       279,654
                                                                   ------------
             PERSONAL PRODUCTS -- 0.2%
      1,646  Inter Parfums, Inc.                                         60,227
                                                                   ------------
             PHARMACEUTICALS -- 1.3%
      5,559  Akorn, Inc. (a)                                            140,198
      3,767  Questcor Pharmaceuticals, Inc.                             309,572
                                                                   ------------
                                                                        449,770
                                                                   ------------
             PROFESSIONAL SERVICES -- 1.9%
      7,922  On Assignment, Inc. (a)                                    277,270
     10,449  TrueBlue, Inc. (a)                                         279,511
      2,179  WageWorks, Inc. (a)                                         92,324
                                                                   ------------
                                                                        649,105
                                                                   ------------
             REAL ESTATE INVESTMENT TRUSTS -- 1.6%
      2,260  Acadia Realty Trust                                         61,314
      1,767  American Assets Trust, Inc.                                 59,990
      3,519  Associated Estates Realty Corp.                             59,049
      5,074  DiamondRock Hospitality Co.                                 62,258
      3,906  LaSalle Hotel Properties                                   129,210
      4,385  Sabra Health Care REIT, Inc.                               131,418
        812  Sovran Self Storage, Inc.                                   61,631
                                                                   ------------
                                                                        564,870
                                                                   ------------
             ROAD & RAIL -- 3.3%
      8,274  ArcBest Corp.                                              326,161
     10,779  Heartland Express, Inc.                                    234,551
     10,574  Knight Transportation, Inc.                                250,921
      8,001  Saia, Inc. (a)                                             329,401
                                                                   ------------
                                                                      1,141,034
                                                                   ------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.4%
      9,983  Advanced Energy Industries, Inc. (a)                       218,428
     10,490  GT Advanced Technologies, Inc. (a)                         174,239
      6,309  Monolithic Power Systems, Inc. (a)                         234,064
      3,718  Power Integrations, Inc.                                   175,601
      5,094  Synaptics, Inc. (a)                                        316,592


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

APRIL 30, 2014 (UNAUDITED)


SHARES       DESCRIPTION                                               VALUE
--------------------------------------------------------------------------------

             COMMON STOCKS  (CONTINUED)
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                 (CONTINUED)
      2,523  Tessera Technologies, Inc.                            $     55,329
                                                                   ------------
                                                                      1,174,253
                                                                   ------------
             SOFTWARE -- 3.3%
      1,696  Bottomline Technologies (de), Inc. (a)                      53,661
      3,374  Interactive Intelligence Group, Inc. (a)                   211,111
      6,982  Manhattan Associates, Inc. (a)                             220,143
      6,508  NetScout Systems, Inc. (a)                                 253,552
      1,739  Synchronoss Technologies, Inc. (a)                          52,935
     13,941  Take-Two Interactive Software, Inc. (a)                    284,118
      3,207  Tangoe, Inc. (a)                                            48,233
                                                                   ------------
                                                                      1,123,753
                                                                   ------------
             SPECIALTY RETAIL -- 4.1%
      8,235  Haverty Furniture Cos., Inc.                               210,322
      3,804  Jos. A. Bank Clothiers, Inc. (a)                           245,548
      3,224  Kirkland's, Inc. (a)                                        55,163
      2,691  Lithia Motors, Inc., Class A                               199,887
     11,774  MarineMax, Inc. (a)                                        189,090
      3,144  Monro Muffler Brake, Inc.                                  177,322
     14,621  Zale Corp. (a)                                             312,743
                                                                   ------------
                                                                      1,390,075
                                                                   ------------
             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 1.2%
      7,059  Electronics for Imaging, Inc. (a)                          266,760
     18,438  Intevac, Inc. (a)                                          148,426
                                                                   ------------
                                                                        415,186
                                                                   ------------
             TEXTILES, APPAREL & LUXURY GOODS -- 2.7%
      4,271  G-III Apparel Group Ltd. (a)                               306,529
      4,554  Iconix Brand Group, Inc. (a)                               193,545
      2,685  Movado Group, Inc.                                         105,467
      2,287  Oxford Industries, Inc.                                    150,965
      1,657  Steven Madden Ltd. (a)                                      59,006
      4,283  Wolverine World Wide, Inc.                                 120,352
                                                                   ------------
                                                                        935,864
                                                                   ------------
             THRIFTS & MORTGAGE FINANCE -- 0.7%
      2,852  BofI Holding, Inc. (a)                                     229,900
                                                                   ------------

             TRADING COMPANIES & DISTRIBUTORS -- 0.4%
      1,288  DXP Enterprises, Inc. (a)                                  145,814
                                                                   ------------


             DESCRIPTION                                               VALUE
--------------------------------------------------------------------------------

             TOTAL INVESTMENTS -- 99.7%                            $ 34,129,444
             (Cost $32,573,025) (b)
             NET OTHER ASSETS AND
                 LIABILITIES -- 0.3%                                    112,676
                                                                   ------------
             NET ASSETS -- 100.0%                                  $ 34,242,120
                                                                   ============


(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,482,986 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $926,567.


----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS                      LEVEL 1           LEVEL 2            LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*                $ 34,129,444         $     -            $      -
                            ====================================================


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

              COMMON STOCKS  -- 99.9%
              AEROSPACE & DEFENSE -- 3.3%
       2,028  Lockheed Martin Corp.                                $    332,876
         708  United Technologies Corp.                                  83,778
                                                                   ------------
                                                                        416,654
                                                                   ------------
              AUTOMOBILES -- 4.1%
      15,918  Ford Motor Co.                                            257,076
       7,215  General Motors Co.                                        248,773
                                                                   ------------
                                                                        505,849
                                                                   ------------
              BANKS -- 5.0%
      14,438  Bank of America Corp.                                     218,591
       3,478  Citigroup, Inc.                                           166,631
       1,903  PNC Financial Services Group, Inc.                        159,928
       1,664  Wells Fargo & Co.                                          82,601
                                                                   ------------
                                                                        627,751
                                                                   ------------
              BIOTECHNOLOGY -- 2.5%
       1,082  Biogen Idec, Inc. (a)                                     310,664
                                                                   ------------
              CAPITAL MARKETS -- 3.3%
       1,010  Goldman Sachs Group (The), Inc.                           161,418
       7,967  Morgan Stanley                                            246,419
                                                                   ------------
                                                                        407,837
                                                                   ------------
              CHEMICALS -- 6.8%
       8,518  Dow Chemical (The) Co.                                    425,048
       1,234  E.I. du Pont de Nemours & Co.                              83,073
       3,723  LyondellBasell Industries N.V., Class A                   344,378
                                                                   ------------
                                                                        852,499
                                                                   ------------
              COMMUNICATIONS EQUIPMENT -- 2.1%
      11,081  Cisco Systems, Inc.                                       256,082
                                                                   ------------
              CONSUMER FINANCE -- 0.6%
       1,073  Capital One Financial Corp.                                79,295
                                                                   ------------
              DIVERSIFIED FINANCIAL SERVICES -- 0.7%
         662  Berkshire Hathaway, Inc., Class B (a)                      85,299
                                                                   ------------
              DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.3%
       9,441  AT&T, Inc.                                                337,044
       1,740  Verizon Communications, Inc.                               81,310
                                                                   ------------
                                                                        418,354
                                                                   ------------
              ELECTRIC UTILITIES -- 1.4%
       2,325  Duke Energy Corp.                                         173,189
                                                                   ------------
              ENERGY EQUIPMENT & SERVICES -- 4.9%
       7,028  Halliburton Co.                                           443,256


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

              ENERGY EQUIPMENT & SERVICES (CONTINUED)
       1,698  Schlumberger Ltd.                                    $    172,432
                                                                   ------------
                                                                        615,688
                                                                   ------------
              FOOD & STAPLES RETAILING -- 6.0%
       4,423  CVS Caremark Corp.                                        321,641
       6,268  Walgreen Co.                                              425,597
                                                                   ------------
                                                                        747,238
                                                                   ------------
              HEALTH CARE PROVIDERS & SERVICES -- 6.0%
       5,512  Express Scripts Holding Co. (a)                           366,989
       5,048  UnitedHealth Group, Inc.                                  378,802
                                                                   ------------
                                                                        745,791
                                                                   ------------
              HOTELS, RESTAURANTS & LEISURE -- 1.3%
       2,049  Las Vegas Sands Corp.                                     162,137
                                                                   ------------
              INDUSTRIAL CONGLOMERATES -- 0.7%
       3,197  General Electric Co.                                       85,967
                                                                   ------------
              INSURANCE -- 2.8%
       6,621  American International Group, Inc.                        351,774
                                                                   ------------
              INTERNET & CATALOG RETAIL -- 1.3%
         139  Priceline Group (The), Inc. (a)                           160,927
                                                                   ------------
              INTERNET SOFTWARE & SERVICES -- 3.2%
       4,122  Facebook, Inc., Class A (a)                               246,413
         297  Google, Inc., Class A (a)                                 158,860
                                                                   ------------
                                                                        405,273
                                                                   ------------
              IT SERVICES -- 0.7%
         430  International Business Machines Corp.                      84,482
                                                                   ------------
              LIFE SCIENCES TOOLS & SERVICES -- 1.9%
       2,065  Thermo Fisher Scientific, Inc.                            235,410
                                                                   ------------
              MEDIA -- 1.3%
       2,068  Walt Disney (The) Co.                                     164,075
                                                                   ------------
              OIL, GAS & CONSUMABLE FUELS -- 19.4%
         977  Anadarko Petroleum Corp.                                   96,743
       3,481  Chevron Corp.                                             436,935
       5,883  ConocoPhillips                                            437,166
       3,376  EOG Resources, Inc.                                       330,848
       4,237  Exxon Mobil Corp.                                         433,911
       4,343  Occidental Petroleum Corp.                                415,842
       3,223  Phillips 66                                               268,218
                                                                   ------------
                                                                      2,419,663
                                                                   ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

APRIL 30, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

              COMMON STOCKS  (CONTINUED)
              PHARMACEUTICALS -- 2.7%
       5,625  Eli Lilly & Co.                                      $    332,437
                                                                   ------------
              ROAD & RAIL -- 1.3%
         882  Union Pacific Corp.                                       167,959
                                                                   ------------
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.4%
      16,036  Intel Corp.                                               428,001
                                                                   ------------
              SOFTWARE -- 4.3%
       6,058  Microsoft Corp.                                           244,743
       2,023  Oracle Corp.                                               82,700
       2,299  VMware, Inc., Class A (a)                                 212,681
                                                                   ------------
                                                                        540,124
                                                                   ------------
              TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 5.6%
         617  Apple, Inc.                                               364,085
      10,232  Hewlett-Packard Co.                                       338,270
                                                                   ------------
                                                                        702,355
                                                                   ------------
              TOTAL INVESTMENTS -- 99.9%                             12,482,774
              (Cost $11,702,484) (b)
              NET OTHER ASSETS AND
                  LIABILITIES -- 0.1%                                    15,859
                                                                   ------------
              NET ASSETS -- 100.0%                                 $ 12,498,633
                                                                   ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $905,168 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $124,878.


----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS                      LEVEL 1           LEVEL 2           LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*                $ 12,482,774         $      -          $     -
                            ====================================================


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
STYLE FUNDS
APRIL 30, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or Style Fund, each type having a separate report. This report covers the twelve Style Funds (each a "Fund" and collectively, the "Funds") listed below. The shares of each Style Fund are listed and traded on the NYSE Arca, Inc.

       First Trust Large Cap Core AlphaDEX(R) Fund - (ticker "FEX") First Trust Mid Cap Core AlphaDEX(R) Fund - (ticker "FNX") First Trust Small Cap Core AlphaDEX(R) Fund - (ticker "FYX") First Trust Large Cap Value AlphaDEX(R) Fund - (ticker "FTA") First Trust Large Cap Growth AlphaDEX(R) Fund - (ticker "FTC") First Trust Multi Cap Value AlphaDEX(R) Fund - (ticker "FAB") First Trust Multi Cap Growth AlphaDEX(R) Fund - (ticker "FAD") First Trust Mid Cap Value AlphaDEX(R) Fund - (ticker "FNK") First Trust Mid Cap Growth AlphaDEX(R) Fund - (ticker "FNY") First Trust Small Cap Value AlphaDEX(R) Fund - (ticker "FYT") First Trust Small Cap Growth AlphaDEX(R) Fund - (ticker "FYC") First Trust Mega Cap AlphaDEX(R) Fund - (ticker "FMK")

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Market quotations and prices used to value each Fund's investments are primarily obtained from third party pricing services. Each Fund's investments are valued as follows:

       Common stocks and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market, LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

       Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

       Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
APRIL 30, 2014 (UNAUDITED)


Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

    1) the type of security;

    2) the size of the holding;

    3) the initial cost of the security;

    4) transactions in comparable securities;

    5) price quotes from dealers and/or pricing services;

    6) relationships among various securities;

    7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

    8) an analysis of the issuer's financial statements; and

    9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

       o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

       o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            -  Quoted prices for similar investments in active markets.

            - Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            - Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            - Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

       o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
APRIL 30, 2014 (UNAUDITED)


The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of April 30, 2014, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At April 30, 2014, only FNX, FYX, FNK and FNY have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

ADDITIONAL INFORMATION

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
STYLE FUNDS
APRIL 30, 2014 (UNAUDITED)


                             LICENSING INFORMATION

Each of the Defined Large Cap Core Index, Defined Mid Cap Core Index, Defined Small Cap Core Index, Defined Large Cap Value Index, Defined Large Cap Growth Index, Defined Mega Cap Index, Defined Multi Cap Value Index, Defined Multi Cap Growth Index, Defined Mid Cap Growth Index, Defined Mid Cap Value Index, Defined Small Cap Growth Index and Defined Small Cap Value Index (the "Defined Series") is the exclusive property of S&P Dow Jones Indices LLC ("S&P Dow Jones"). First Trust Portfolios L.P. has contracted with S&P Dow Jones to calculate and maintain the Defined Series. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed to S&P Dow Jones and have been sublicensed for use by First Trust Portfolios L.P. for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by S&P Dow Jones or S&P and neither S&P Dow Jones nor S&P makes any representation regarding the advisability of investing in the Funds.




ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   First Trust Exchange Traded AlphaDEX(R) Fund
               ----------------------------------------------

By:     /s/ Mark R. Bradley
        ------------------------------------------
        Mark R. Bradley,
        President and Chief Executive Officer
        (principal executive officer)

Date:   June 20, 2014
        --------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Mark R. Bradley
        ------------------------------------------
        Mark R. Bradley,
        President and Chief Executive Officer
        (principal executive officer)

Date:   June 20, 2014
        --------------------

By:     James M. Dykas
        ------------------------------------------
        James M. Dykas,
        Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date:   June 20, 2014
        --------------------